UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05038
Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 E. 7th Street
Saint Paul, Minnesota 55101-4930
(Address of principal executive offices) (Zip code)

Jason K. Mitchell
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 E. 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O'Hanlon, Esq.
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110
(Name and address of agent for service)
Registrant's telephone number, including area code:
651-228-0935
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Reports to Stockholders.
(a) The Semi-Annual Report to Shareholders is filed herewith.
(b) Not Applicable.

Clearwater Core Equity Fund
TICKER: QWVPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Clearwater Core Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Core Equity Fund	$11	0.22%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,302,610,227
Total number of portfolio holdings	555
Total advisory fees paid (after waiver/reimbursement)	$1,269,290
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.87%
Microsoft Corp.	6.34%
Apple, Inc.	5.23%
Meta Platforms, Inc., Class A	3.36%
Amazon.com, Inc.	3.15%
Broadcom, Inc.	2.31%
Alphabet, Inc., Class A	2.27%
Berkshire Hathaway, Inc., Class B	1.65%
Tesla, Inc.	1.54%
JPMorgan Chase & Co.	1.25%
Sector Allocation
Availability of Additional Information
Scan the QR code at left or visit https://connect.rightprospectus.com/Clearwater to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (855) 684-9144.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (855) 684-9144 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
CLEARWATER INVESTMENT TRUST

Clearwater Select Equity Fund
TICKER: QWVOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Clearwater Select Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Select Equity Fund	$45	0.93%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$426,982,313
Total number of portfolio holdings	717
Total advisory fees paid (after waiver/reimbursement)	$1,948,294
Portfolio turnover rate as of the end of the reporting period	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
WSFS Financial Corp.	1.09%
Arlo Technologies, Inc.	1.02%
American Woodmark Corp.	0.94%
Columbia Banking System, Inc.	0.94%
Malibu Boats, Inc., Class A	0.88%
Advance Auto Parts, Inc.	0.84%
Limbach Holdings, Inc.	0.82%
Steelcase, Inc., Class A	0.82%
Air Lease Corp.	0.80%
Woodward, Inc.	0.79%
Sector Allocation
Availability of Additional Information
Scan the QR code at left or visit https://connect.rightprospectus.com/Clearwater to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (855) 684-9144.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (855) 684-9144 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
CLEARWATER INVESTMENT TRUST

Clearwater Tax-Exempt Bond Fund
TICKER: QWVQX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Clearwater Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Tax-Exempt Bond Fund	$14	0.29%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$787,204,951
Total number of portfolio holdings	796
Total advisory fees paid (after waiver/reimbursement)	$1,111,197
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.64%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.64%
MINNESOTA ST HSG FIN AGY	0.56%
UTAH ST HSG CORP	0.52%
GEORGIA ST HSG & FIN AUTH REVENUE	0.51%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.50%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.50%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.50%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.49%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.45%
State Allocation
Availability of Additional Information
Scan the QR code at left or visit https://connect.rightprospectus.com/Clearwater to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (855) 684-9144.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (855) 684-9144 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
CLEARWATER INVESTMENT TRUST

Clearwater International Fund
TICKER: QCVAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Clearwater International Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Fund	$41	0.76%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,192,004,804
Total number of portfolio holdings	514
Total advisory fees paid (after waiver/reimbursement)	$4,074,452
Portfolio turnover rate as of the end of the reporting period	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Safran S.A.	1.75%
Arch Capital Group Ltd.	1.73%
Glenveagh Properties PLC	1.57%
Siemens Energy A.G.	1.55%
Rolls-Royce Holdings PLC	1.35%
UBS Group A.G. (Registered)	1.32%
Danone S.A.	1.28%
BAE Systems PLC	1.27%
Sea Ltd. ADR	1.26%
Novartis A.G. (Registered)	1.24%
Sector Allocation
Availability of Additional Information
Scan the QR code at left or visit https://connect.rightprospectus.com/Clearwater to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (855) 684-9144.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (855) 684-9144 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
CLEARWATER INVESTMENT TRUST

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

CLEARWATER INVESTMENT TRUST
Clearwater Core Equity Fund
Clearwater Select Equity Fund
Clearwater Tax-Exempt Bond Fund
Clearwater International Fund
Semi-Annual Financial Statements and Additional Information
for the period ended
June 30, 2025

Clearwater Investment Trust
Financial Statements
For the Six Months Ended June 30, 2025 (Unaudited)
Table of Contents

1	Statements of Assets and Liabilities
2	Statements of Operations
3	Statements of Changes in Net Assets
4	Financial Highlights
8	Notes to Financial Statements
28	Schedules of Investments
28	Core Equity Fund
38	Select Equity Fund
50	Tax-Exempt Bond Fund
75	International Fund
86	Changes in and Disagreements with Accountants for Open-End Management Investment Companies
87	Proxy Disclosures for Open-End Management Investment Companies
88	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
89	Statement Regarding Basis for Approval of Investment Advisory Contract

CLEARWATER INVESTMENT TRUST
Statements of Assets and Liabilities
June 30, 2025 (unaudited)

	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (including securities on loan of: $0, $7,103,213, $0 and $7,721,834, respectively); (identified cost: $609,763,246, $406,125,692, $862,660,992 and $821,123,504, respectively)	$1,303,918,210	435,175,595	792,446,866	1,190,224,676
Foreign currencies, at value (cost: $0, $2, $0 and $5,516,554, respectively)	-	2	-	5,657,552
Cash (restricted: $0, $0, $255,000 and $0, respectively)	-	94,278	202,946	-
Receivable for securities sold	-	536,027	658,694	2,764,590
Receivable for shares of beneficial interest sold	29,600	-	-	-
Accrued dividend and interest receivable	667,751	241,482	9,697,710	1,430,480
Foreign tax reclaim receivable	27,577	332	-	3,272,572
Unrealized appreciation on forward foreign currency exchange contracts	-	-	-	101,884
Total assets	1,304,643,138	436,047,716	803,006,216	1,203,451,754
Liabilities
Cash overdraft	-	-	-	266,241
Payables for investment securities purchased	-	565,552	14,733,963	2,852
Payable for fund shares redeemed	100,000	-	-	-
Accrued investment advisory fee	634,570	943,453	562,237	2,101,973
Payable for dividend distribution	-	-	456,635	-
Payable for variation margin on futures contracts	-	-	48,430	-
Payable upon return of securities loaned	-	7,272,398	-	8,104,664
Unrealized depreciation on forward foreign currency exchange contracts	-	-	-	184,997
Deferred foreign capital gains taxes payable	-	-	-	735,653
Short-term financing	1,298,341	284,000	-	-
Other payable	-	-	-	50,570
Total liabilities	2,032,911	9,065,403	15,801,265	11,446,950
Net assets	$1,302,610,227	426,982,313	787,204,951	1,192,004,804
Capital
Capital Stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 14,125,384, 22,267,651, 92,023,671 and 51,102,768 shares outstanding, respectively)	$623,960,183	415,575,930	883,582,907	762,125,762
Distributable earnings	678,650,044	11,406,383	(96,377,956)	429,879,042
Net assets	$1,302,610,227	426,982,313	787,204,951	1,192,004,804
Net asset value per share of outstanding capital stock	$92.22	19.18	8.55	23.33
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Operations
for the six months ended June 30, 2025 (unaudited)

	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $7,107, $19,196, $0 and $1,259,463, respectively)	$8,404,888	2,926,737	1,556,725	14,130,216
Interest	-	-	16,917,986	95,900
Tax reclaims	-	-	-	759,696
Net income from securities loaned	-	35,981	-	113,977
Total income	8,404,888	2,962,718	18,474,711	15,099,789
Expenses:
Investment advisory fee	5,079,675	2,829,454	2,299,036	5,395,716
Total expenses	5,079,675	2,829,454	2,299,036	5,395,716
Less: waivers of investment advisory fee or other expense reimbursements	(3,810,385)	(881,160)	(1,187,839)	(1,321,264)
Net expenses	1,269,290	1,948,294	1,111,197	4,074,452
Net investment income	7,135,598	1,014,424	17,363,514	11,025,337
Net realized gain (loss) on:
Security transactions	(7,576,275)	9,280,974	(3,922,490)	43,135,891
Foreign currency transactions	-	(538)	-	301,777
Futures contracts	-	-	371,742	-
Net increase (decrease) in unrealized appreciation/depreciation on:
Security transactions (net of increase (decrease) in deferred foreign taxes of $0, $0, $0 and $677,085, respectively)	85,722,410	(25,060,253)	(16,103,046)	138,448,694
Forward foreign currency exchange contracts	-	-	-	(83,113)
Futures contracts	-	-	(1,272,881)	-
Translation of other assets and liabilities denominated in foreign currencies	-	(96)	-	575,651
Net gain (loss) on investments	78,146,135	(15,779,913)	(20,926,675)	182,378,900
Net increase (decrease) in net assets resulting from operations	$85,281,733	(14,765,489)	(3,563,161)	193,404,237
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Changes in Net Assets
for the six months ended June 30, 2025 (unaudited) and the year ended December 31, 2024

	Core Equity Fund		Select Equity Fund
	06/30/2025	12/31/2024	06/30/2025	12/31/2024
Operations:
Net investment income	$7,135,598	11,492,946	1,014,424	1,870,643
Net realized gain (loss)	(7,576,275)	28,881,855	9,280,436	34,796,336
Net increase (decrease) in unrealized appreciation/depreciation	85,722,410	183,985,109	(25,060,349)	4,899,096
Net increase (decrease) in net assets resulting from operations	85,281,733	224,359,910	(14,765,489)	41,566,075
Distributions to shareholders	-	(11,515,759)	-	-
Tax return of capital	-	(333,083)	-	-
Capital share transactions:
Proceeds from shares sold	122,996,053	62,511,090	23,778,507	27,334,824
Reinvestment of distributions from net investment income and net realized gain	-	11,848,292	-	-
Payments for shares redeemed	(8,928,156)	(55,578,591)	(36,308,229)	(41,687,005)
Net increase (decrease) in net assets from capital share transactions	114,067,897	18,780,791	(12,529,722)	(14,352,181)
Total increase (decrease) in net assets	199,349,630	231,291,859	(27,295,211)	27,213,894
Net assets:
At the beginning of the period	1,103,260,597	871,968,738	454,277,524	427,063,630
At the end of the period	$1,302,610,227	1,103,260,597	426,982,313	454,277,524

	Tax-Exempt Bond Fund		International Fund
	06/30/2025	12/31/2024	06/30/2025	12/31/2024
Operations:
Net investment income	$17,363,514	32,084,220	11,025,337	17,940,952
Net realized gain (loss)	(3,550,748)	(6,245,431)	43,437,668	72,493,772
Net increase (decrease) in unrealized appreciation/depreciation	(17,375,927)	9,273,905	138,941,232	(36,273,873)
Net increase (decrease) in net assets resulting from operations	(3,563,161)	35,112,694	193,404,237	54,160,851
Distributions to shareholders	(17,439,264)	(32,473,756)	-	(58,926,318)
Capital share transactions:
Proceeds from shares sold	51,152,500	65,578,419	6,230,000	48,915,403
Reinvestment of distributions from net investment income and net realized gain	17,487,441	32,256,719	-	58,924,844
Payments for shares redeemed	(15,759,350)	(45,611,040)	(31,102,909)	(94,983,087)
Net increase (decrease) in net assets from capital share transactions	52,880,591	52,224,098	(24,872,909)	12,857,160
Total increase in net assets	31,878,166	54,863,036	168,531,328	8,091,693
Net assets:
At the beginning of the period	755,326,785	700,463,749	1,023,473,476	1,015,381,783
At the end of the period	$787,204,951	755,326,785	1,192,004,804	1,023,473,476
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
Core Equity Fund	2025 (Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$86.13	69.31	55.93	68.01	55.11	48.14
Income (loss) from investment operations:
Net investment income	0.50	0.91	0.97	0.81	0.72	0.71
Net realized and unrealized gains (losses)	5.59	16.84	13.40	(12.06)	14.36	7.22
Total from investment operations	6.09	17.75	14.37	(11.25)	15.08	7.93
Less distributions to shareholders from:
Net investment income	-	(0.90)	(0.99)	(0.76)	(0.69)	(0.71)
Net realized gain	-	-	-	(0.07)	(1.49)	(0.25)
Tax return of capital	-	(0.03)	-	-	-	-
Total distributions to shareholders:	-	(0.93)	(0.99)	(0.83)	(2.18)	(0.96)
Net asset value, end of period	$92.22	86.13	69.31	55.93	68.01	55.11
Total return (a)	7.07%	25.57%	25.71%	(16.58)%	27.44%	16.54%
Net assets, end of period (000s omitted)	$1,302,610	1,103,261	871,969	718,170	879,589	616,984
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m), (n)	0.22%	0.24%	0.26%	0.26%	0.29%	0.31%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m), (n)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m), (n)	1.27%	1.14%	1.51%	1.50%	1.13%	1.49%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m), (n)	0.59%	0.48%	0.87%	0.86%	0.52%	0.90%
Portfolio turnover rate (excluding short-term securities)	14.63%	27.90%	67.52%	62.80%	33.97%	37.16%

(a)
Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.

(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2025, the investment advisory fee, net of voluntary waivers, decreased to 0.22%. Also effective April 1, 2025, the Adviser increased the voluntary waiver to 0.68%.
(e)	Effective October 1, 2024, the investment advisory fee, net of voluntary waivers, decreased to 0.23%. Also effective October 1, 2024, the Adviser increased the voluntary waiver to 0.67%.
(f)	Effective April 1, 2024, the investment advisory fee, net of voluntary waivers, decreased to 0.24%. Also effective April 1, 2024, the Adviser increased the voluntary waiver to 0.66%.
(g)	Effective January 1, 2024, the investment advisory fee, net of voluntary waivers, increased to 0.26%. Also effective January 1, 2024, the Adviser decreased the voluntary waiver to 0.64%.
(h)	Effective April 1, 2023, the investment advisory fee, net of voluntary waivers, decreased to 0.25%. Also effective April 1, 2023, the Adviser increased the voluntary waiver to 0.65%.
(i)	Effective January 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.28%. Also effective January 1, 2023, the Adviser decreased the voluntary waiver to 0.62%.
(j)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.27%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.63%.
(k)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.26%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.64%.
(l)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.25%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.65%.
(m)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.30%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.60%.
(n)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.31%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.59%.
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
Select Equity Fund	2025 (Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.81	18.01	15.08	19.76	20.09	18.45
Income (loss) from investment operations:
Net investment income	0.05	0.10	0.05	0.03	0.07	0.11
Net realized and unrealized gains (losses)	(0.68)	1.70	2.96	(4.37)	2.20	1.95
Total from investment operations	(0.63)	1.80	3.01	(4.34)	2.27	2.06
Less distributions to shareholders from:
Net investment income	-	-	(0.08)	-	(0.06)	(0.11)
Net realized gain	-	-	-	(0.34)	(2.54)	(0.31)
Total distributions to shareholders:	-	-	(0.08)	(0.34)	(2.60)	(0.42)
Net asset value, end of period	$19.18	19.81	18.01	15.08	19.76	20.09
Total return (a)	(3.18)%	10.00%	19.97%	(22.01)%	11.77%	11.25%
Net assets, end of period (000s omitted)	$426,982	454,278	427,064	364,947	534,067	455,974
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m), (n), (o)	0.93%	0.88%	0.96%	0.94%	0.88%	0.94%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m), (n), (o)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m), (n), (o)	0.48%	0.43%	0.27%	0.16%	0.26%	0.70%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m), (n), (o)	0.06%	(0.04)%	(0.12)%	(0.25)%	(0.21)%	0.29%
Portfolio turnover rate (excluding short-term securities)	45.29%	125.13%	50.13%	55.76%	109.01%	102.30%

(a)
Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.

(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2025, the investment advisory fee, net of voluntary waivers, increased to 0.94%. Also effective April 1, 2025, the Adviser decreased the voluntary waiver to 0.41%.
(e)	Effective January 1, 2025, the investment advisory fee, net of voluntary waivers, decreased to 0.92%. Also effective January 1, 2025, the Adviser increased the voluntary waiver to 0.43%.
(f)	Effective October 1, 2024, the investment advisory fee, net of voluntary waivers, increased to 0.94%. Also effective October 1, 2024, the Adviser decreased the voluntary waiver to 0.41%.
(g)	Effective April 1, 2024, the investment advisory fee, net of voluntary waivers, decreased to 0.82%. Also effective April 1, 2024, the Adviser increased the voluntary waiver to 0.53%.
(h)	Effective January 1, 2024, the investment advisory fee, net of voluntary waivers, increased to 0.96%. Also effective January 1, 2024, the Adviser decreased the voluntary waiver to 0.40%.
(i)	Effective October 1, 2023, the investment advisory fee, net of voluntary waivers, decreased to 0.94%. Also effective October 1, 2023, the Adviser increased the voluntary waiver to 0.41%.
(j)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.97%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.38%.
(k)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.93%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.42%.
(l)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, increased to 0.89%. Also effective October 1, 2021, the Adviser decreased the voluntary waiver to 0.46%.
(m)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.87%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.48%.
(n)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.91%. Also effective October 1, 2020, the Adviser increased the voluntary waiver to 0.44%.
(o)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.95%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.40%.
See accompanying notes to financial statements.
5(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
Tax-Exempt Bond Fund	2025 (Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.79	8.76	8.59	10.17	10.14	10.13
Income (loss) from investment operations:
Net investment income	0.20	0.39	0.38	0.34	0.36	0.39
Net realized and unrealized gains (losses)	(0.24)	0.03	0.17	(1.50)	0.03	0.03
Total from investment operations	(0.04)	0.42	0.55	(1.16)	0.39	0.42
Less distributions to shareholders from:
Net investment income	(0.20)	(0.39)	(0.38)	(0.35)	(0.36)	(0.41)
Net realized gain	-	-	-	(0.07)	-	-
Total distributions to shareholders:	(0.20)	(0.39)	(0.38)	(0.42)	(0.36)	(0.41)
Net asset value, end of period	$8.55	8.79	8.76	8.59	10.17	10.14
Total return (a)	(0.51)%	4.86%	6.64%	(11.39)%	3.89%	4.26%
Net assets, end of period (000s omitted)	$787,205	755,327	700,464	565,634	732,494	616,839
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k)	0.29%	0.31%	0.30%	0.27%	0.28%	0.29%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k)	4.53%	4.35%	4.45%	3.79%	3.52%	3.85%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k)	4.22%	4.06%	4.15%	3.46%	3.20%	3.54%
Portfolio turnover rate (excluding short-term securities)	11.78%	23.55%	47.10%	29.22%	16.91%	17.21%

(a)
Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.

(c)	Annualized for periods less than one year.
(d)	Effective October 1, 2024, the investment advisory fee, net of voluntary waivers, decreased to 0.29%. Also effective October 1, 2024, the Adviser increased the voluntary waiver to 0.31%.
(e)	Effective April 1, 2024, the investment advisory fee, net of voluntary waivers, decreased to 0.31%. Also effective April 1, 2024, the Adviser increased the voluntary waiver to 0.29%.
(f)	Effective January 1, 2024, the investment advisory fee, net of voluntary waivers, increased to 0.32%. Also effective January 1, 2024, the Adviser decreased the voluntary waiver to 0.28%.
(g)	Effective October 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.31%. Also effective October 1, 2023, the Adviser decreased the voluntary waiver to 0.29%.
(h)	Effective January 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.29%. Also effective January 1, 2023, the Adviser decreased the voluntary waiver to 0.31%.
(i)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.28%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.32%.
(j)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.27%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.33%.
(k)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.29%. Also effective January 1, 2020, the Adviser decreased the voluntary waiver to 0.31%.
See accompanying notes to financial statements.
6(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
International Fund	2025 (Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.57	19.64	16.81	21.14	20.16	17.28
Income (loss) from investment operations:
Net investment income	0.21	0.37	0.33	0.34	0.36	0.20
Net realized and unrealized gains (losses)	3.55	0.74	2.96	(4.45)	2.68	3.07
Total from investment operations	3.76	1.11	3.29	(4.11)	3.04	3.27
Less distributions to shareholders from:
Net investment income	-	(0.47)	(0.46)	(0.16)	(0.42)	(0.17)
Net realized gain	-	(0.71)	-	(0.06)	(1.64)	(0.22)
Total distributions to shareholders:	-	(1.18)	(0.46)	(0.22)	(2.06)	(0.39)
Net asset value, end of period	$23.33	19.57	19.64	16.81	21.14	20.16
Total return (a)	19.21%	5.45%	19.66%	(19.45)%	15.39%	19.02%
Net assets, end of period (000s omitted)	$1,192,005	1,023,473	1,015,382	878,046	1,090,945	867,784
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m), (n), (o)	0.76%	0.73%	0.71%	0.66%	0.65%	0.66%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m), (n), (o)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m), (n), (o)	2.04%	1.71%	1.77%	1.99%	1.61%	1.17%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m), (n), (o)	1.80%	1.44%	1.48%	1.65%	1.26%	0.83%
Portfolio turnover rate (excluding short-term securities)	58.98%	43.82%	29.09%	73.81%	39.50%	39.61%

(a)
Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.

(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2025, the investment advisory fee, net of voluntary waivers, increased to 0.76%. Also effective April 1, 2025, the Adviser decreased the voluntary waiver to 0.24%.
(e)	Effective January 1, 2025, the investment advisory fee, net of voluntary waivers, increased to 0.75%. Also effective January 1, 2025, the Adviser decreased the voluntary waiver to 0.25%.
(f)	Effective January 1, 2024, the investment advisory fee, net of voluntary waivers, increased to 0.73%. Also effective January 1, 2024, the Adviser decreased the voluntary waiver to 0.27%.
(g)	Effective October 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.72%. Also effective October 1, 2023, the Adviser decreased the voluntary waiver to 0.28%.
(h)	Effective April 1, 2023, the investment advisory fee, net of voluntary waivers, decreased to 0.70%. Also effective April 1, 2023, the Adviser increased the voluntary waiver to 0.30%.
(i)	Effective January 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.71%. Also effective January 1, 2023, the Adviser decreased the voluntary waiver to 0.29%.
(j)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.70%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.30%.
(k)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.65%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.35%.
(l)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.60%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.40%.
(m)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.67%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.33%.
(n)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective October 1, 2020, the Adviser decreased the voluntary waiver to 0.32%.
(o)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.35%.
See accompanying notes to financial statements.
7(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
(1) Organization
Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund ("Select Equity Fund"), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund, the “Funds”).  Clearwater Management Co., Inc. (the “Adviser” or “CMC”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers.  The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future.  The investment objective of the Core Equity, Select Equity and International Funds is long-term capital growth.  The investment objective of the Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.
Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser.  FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.
The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.
Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles.  The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers.  The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”) and AQR Capital Management, LLC (“AQR”).  The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 40% to 60% of the Fund’s total assets will be allocated to Parametric and the remaining assets will be allocated to AQR.  Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P 500® Index (the “Index”) as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the Index at any given time. In addition, as noted above, FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the Select Equity Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Fund invests consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While the Fund is permitted to invest in

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies. The Fund may obtain exposure to equity securities through investment in exchange-traded funds and other investment companies. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Acadian Asset Management LLC, Cooke & Bieler, L.P., Parametric, Pzena Investment Management LLC, Rice Hall James & Associates, LLC and Wasatch Global Investors. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 15% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s five other subadvisers that provide day-to-day management of the Fund. The percentage of the Fund’s assets allocated to Parametric will change from time to time in the discretion of the Adviser and could be higher or lower in the future. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management to the Fund: MacKay Shields LLC and Sit Fixed Income Advisors II, LLC. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the U.S. and doing a substantial amount of business outside the U.S. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers). In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes. The Fund uses a “multi-style, multi-manager” approach. The Fund’s assets are allocated to different subadvisers who employ distinct investment styles. As of June 30, 2025, the Fund allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership and WCM Investment Management, LLC. The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 15% to 25% of the Fund’s assets will be allocated to Parametric, and the remaining assets will be

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
allocated to one or more of the Fund’s two other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
(2) Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”
The significant accounting policies followed by the Funds are as follows:
(a) Investments in Securities
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities are valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.  Shares of open end investment companies are valued at their daily net asset value (“NAV”). Shares of closed-end funds and exchange traded funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
With respect to the Funds' investments that do not have readily available market quotations, the Board of Trustees has designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. This may occur particularly with respect to certain foreign equity securities held by a Fund, whereby the valuation designee may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.
Non cash dividends are recognized as investment income at the fair value of the property received.

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
(b) Foreign Currency Translation
The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are recorded within net realized gain (loss) on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain (loss) on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.
(c) Futures Contracts
The Tax-Exempt Bond Fund invests in long and short financial futures contracts for hedging purposes or to gain exposure to interest rate risk. When used as a hedge, the Fund will purchase and sell various kinds of futures contracts. The Fund will also enter into closing purchase and sale transactions with respect to any such futures contracts. The futures contracts may be based on various interest rates or indices. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time the Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian or broker of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized appreciation or depreciation. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts within Net realized gain (loss) on: Futures contracts, and any unrealized gains or losses on open futures contracts within Net increase (decrease) in unrealized appreciation/depreciation on: Futures contracts. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.
(d) Forward Foreign Currency Exchange Contracts
The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position.  The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates.  Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates.  Any resulting unrealized gains or losses are recorded on forward foreign currency exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. The International Fund records any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
closing transaction with the same counterparty or is extinguished by delivery of the currency.  Realized gains or losses, if any, are recorded within Net realized gain (loss) on forward foreign currency exchange contracts on the Statements of Operations.  Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the counterparty to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.  The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.  The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.
(e) Spot Contracts
The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in translation of other assets and liabilities denominated in foreign currencies within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. Unrealized gains or losses on outstanding spot contracts are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.
(f) Master Limited Partnerships
The International Fund invests in Master Limited Partnerships (“MLPs”). The benefits derived from the Fund's investments in MLPs are largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.
(g) Delayed Delivery Transactions and When-Issued Securities
Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
(h) Short-Term Investments
The Core Equity, Select Equity, Tax-Exempt Bond and International Funds currently invest in Institutional Shares of the U.S. Government Select Portfolio, a money market portfolio of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises.
(i) Recoverable Taxes
The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclaims. All reclaims are paid directly to the applicable Funds.
(j) Federal Taxes
The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption deferred foreign capital gains taxes payable and as a reduction in net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in net realized gain (loss) on security transactions.
Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2021, 2022, 2023 and 2024 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.  Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Funds.  The Trust has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  Further, the Trust is not aware of any tax positions for which it is reasonably possible that

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The tax character of distributions by the Funds during the years ended December 31, 2024 and 2023 was as follows:

	Tax-Exempt		Ordinary Income*
	2024	2023	2024	2023
Core Equity Fund	$ —	$ —	$11,515,759	$12,223,108
Select Equity Fund	—	—	—	1,761,996
Tax-Exempt Bond Fund	29,619,936	27,234,076	2,636,816	1,611,581
International Fund	—	—	25,023,671	23,498,478

	Long-Term Capital Gains**		Tax Return of Capital
	2024	2023	2024	2023
Core Equity Fund	$—	$—	$333,083	$129,066
Select Equity Fund	—	—	—	134,871
International Fund	33,902,647	—	—	—

* In addition to the ordinary income distributions, during 2024 the following Fund utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of ordinary income in the following amounts:

International Fund	$74,282

** In addition to the long-term capital gain distributions, during 2024 the following Fund utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of long-term capital gains in the following amounts:

International Fund	$901,390

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$—	$4,012,366	$—	$1,435,760
Undistributed tax-exempt income	—	—	286,770	—
Undistributed capital gain	—	—	—	17,422,547
Accumulated capital losses and other	(12,250,888)	(27,288,930)	(20,492,003)	—
Unrealized appreciation/depreciation	605,619,199	49,448,436	(54,665,280)	217,616,498
Other temporary differences	—	—	(505,018)	—
Total	$593,368,311	$26,171,872	$(75,375,531)	$236,474,805
Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. The primary reasons for permanent differences are the Funds realization of gains on in-kind redemptions that are not recognized for tax purposes. These reclassifications have no impact on the total net assets or the NAV per share of the Funds. At December 31, 2024, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Distributable earnings	$(19,053,416)	$(8,583,929)	$(156,154)	$(15,106,765)
Additional paid-in capital	19,053,416	8,583,929	156,154	15,106,765
(k) Distributions to Shareholders
Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Select Equity and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders.
(l) Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
(m) Indemnification
Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims. The Funds believe that the likelihood of any such claims is remote.
(n) Cash and Restricted Cash
Cash, including cash denominated in foreign currencies, represents cash on hand and demand deposits held at financial institutions. Cash equivalents include short-term, highly liquid investments of sufficient credit quality that are readily convertible to known amounts of cash and have original maturities of three months or less. Cash equivalents are carried at cost, plus accrued interest, which approximates fair value. Cash equivalents are held to meet short-term liquidity requirements, rather than for investment purposes. Cash and cash equivalents are held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.
Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Funds consider cash collateral posted with counterparties for derivative contracts to be restricted cash.
(o) New Accounting Pronouncements
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Board of Directors of the Funds’ adviser, CMC, acts as each Fund’s CODM. Since its commencement, each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s applicable subadvisers. The financial information, in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations and capital share transactions) are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, which is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on each Fund’s accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
(3) Fair Value Measurements
Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a). These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of June 30, 2025.
	Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,297,479,408	$—	$—	$1,297,479,408
Escrows	—	—	— *	—
Rights	—	—	— *	—
Short-Term Investments	6,438,802	—	—	6,438,802
Total	$1,303,918,210	$—	$—	$1,303,918,210

* Security has been deemed worthless and is a Level 3 investment.
(a) For the Core Equity Fund, the investment value is comprised of equity securities, escrows, rights and short-term investments (money market funds). See the Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. Investment in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at June 30, 2025.

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
	Select Equity Fund (b)
	Level 1	Level 2	Level 3	Total
Common Stocks	$417,412,675	$—	$— *	$417,412,675
Escrows	—	—	— *	—
Rights	—	—	— *	—
Short-Term Investments	17,762,920	—	—	17,762,920
Total	$435,175,595	$—	$—	$435,175,595

* Security has been deemed worthless and is a Level 3 investment.
(b) For the Select Equity Fund, the investment value is comprised of equity securities, escrows, rights and short-term investments (money market funds). See the Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at June 30, 2025.
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$27,974,101	$—	$—	$27,974,101
Municipal Bonds
Alabama	—	17,112,322	—	17,112,322
Arizona	—	6,863,525	—	6,863,525
Arkansas	—	3,022,923	—	3,022,923
California	—	42,892,772	—	42,892,772
Colorado	—	22,836,634	—	22,836,634
Connecticut	—	5,634,659	—	5,634,659
Delaware	—	3,890,539	—	3,890,539
District of Columbia	—	6,865,915	—	6,865,915
Florida	—	98,709,924	—	98,709,924
Georgia	—	16,841,693	—	16,841,693
Guam	—	584,216	—	584,216
Idaho	—	7,769,554	—	7,769,554
Illinois	—	34,296,508	—	34,296,508
Indiana	—	14,300,709	—	14,300,709
Iowa	—	8,364,772	—	8,364,772
Kansas	—	2,281,036	—	2,281,036
Kentucky	—	6,954,668	—	6,954,668
Louisiana	—	12,059,084	—	12,059,084
Maine	—	2,012,387	—	2,012,387
Maryland	—	4,901,103	—	4,901,103

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Massachusetts	$—	$12,060,487	$—	$12,060,487
Michigan	—	31,891,413	—	31,891,413
Minnesota	—	9,199,071	—	9,199,071
Mississippi	—	1,247,721	—	1,247,721
Missouri	—	21,003,091	—	21,003,091
Montana	—	4,192,194	—	4,192,194
Nebraska	—	4,301,230	—	4,301,230
Nevada	—	5,447,238	—	5,447,238
New Hampshire	—	9,640,163	—	9,640,163
New Jersey	—	20,314,348	—	20,314,348
New Mexico	—	9,563,672	—	9,563,672
New York	—	35,036,429	—	35,036,429
North Carolina	—	13,026,593	—	13,026,593
North Dakota	—	5,922,792	—	5,922,792
Ohio	—	31,834,381	—	31,834,381
Oklahoma	—	8,542,008	—	8,542,008
Oregon	—	3,641,510	—	3,641,510
Pennsylvania	—	16,844,373	—	16,844,373
Puerto Rico	—	8,566,132	—	8,566,132
Rhode Island	—	2,813,435	—	2,813,435
South Carolina	—	13,577,132	—	13,577,132
South Dakota	—	1,431,210	—	1,431,210
Tennessee	—	16,598,569	—	16,598,569
Texas	—	64,181,392	—	64,181,392
Utah	—	39,527,064	—	39,527,064
Vermont	—	290,093	—	290,093
Virginia	—	13,796,913	—	13,796,913
Washington	—	7,107,059	—	7,107,059
West Virginia	—	5,970,715	—	5,970,715
Wisconsin	—	13,470,509	—	13,470,509
Wyoming	—	923,565	—	923,565
Short-Term Investments	14,315,320	—	—	14,315,320
Total	$42,289,421	$750,157,445	$—	$792,446,866
(c) For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds and short-term investments (money market funds). Investments in closed-end funds securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board has designated to the Adviser the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.
Tax-Exempt Bond Fund Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Futures Contracts	$(222,359)	$—	$—	$(222,359)
The futures contracts outstanding at June 30, 2025 are considered Level 1 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Futures contracts are shown on a gross basis in the above table, but the net increase/(decrease) in unrealized appreciation/(depreciation) on futures contracts is shown on the Statements of Operations.
	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks
Russia	$—	$—	$— *	$—
United Arab Emirates	—	—	— *	—
All other countries	1,111,976,034	—	—	1,111,976,034
Convertible Bonds	—	2,577,056	—	2,577,056
Preferred Stocks	3,419,376	—	—	3,419,376
Warrants	—	—	— *	—
Short-Term Investments	72,252,210	—	—	72,252,210
Total	$1,187,647,620	$2,577,056	$—	$1,190,224,676

* Security has been deemed worthless and is a Level 3 investment.
(d) For the International Fund, the investment value is comprised of equity securities, convertible bonds, preferred stocks, warrants and short-term investments (money market funds). See the International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value.

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
There were no significant Level 3 valuations at June 30, 2025.
International Fund Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$—	$101,884	$—	$101,884
Liabilities
Forward foreign currency exchange contracts	—	(184,997)	—	(184,997)
Net Other Financial Instruments	$—	$(83,113)	$—	$(83,113)
The forward foreign currency exchange contracts outstanding at June 30, 2025 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table and on the Statements of Assets and Liabilities.
(4) Investment Security Transactions
The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2025, were as follows:
	Purchases	Sales
Core Equity Fund	$290,836,485	$168,270,316
Select Equity Fund	189,180,878	200,705,428
Tax-Exempt Bond Fund	154,034,458	88,316,711
International Fund	600,458,787	631,240,064

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October capital losses for tax purposes, and the recharacterization of income recognition on investments in passive foreign investment companies.

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
At June 30, 2025, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Funds	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Core Equity Fund	$695,272,770	$(3,805,292)	$691,467,478	$612,450,732
Select Equity Fund	75,833,341	(51,934,736)	23,898,605	411,276,990
Tax-Exempt Bond Fund	6,761,439	(77,529,766)	(70,768,327)	863,215,193
International Fund	388,610,194	(33,427,661)	355,182,533	835,047,143

(5) Capital Share Transactions
Transactions in capital shares for the six months ended June 30, 2025 and the fiscal year ended December 31, 2024 were as follows:
	Core Equity Fund		Select Equity Fund
	2025	2024	2025	2024
Sold	1,421,668	792,854	1,275,823	1,478,630
Issued for reinvestment of distributions	—	133,457	—	—
Redeemed	(105,041)	(698,184)	(1,944,071)	(2,256,373)
Net increase (decrease)	1,316,627	228,127	(668,248)	(777,743)

	Tax-Exempt Bond Fund		International Fund
	2025	2024	2025	2024
Sold	5,862,036	7,481,084	292,797	2,426,314
Issued for reinvestment of distributions	2,023,850	3,674,241	—	2,909,869
Redeemed	(1,826,983)	(5,195,260)	(1,493,002)	(4,730,495)
Net increase (decrease)	6,058,903	5,960,065	(1,200,205)	605,688
(6) Capital Loss Carryforward
At December 31, 2024, the Funds had the following short term capital loss carry-forwards and long term capital loss carry forwards available to offset future net capital gains which do not expire. Future utilization of the capital loss carry-forward may be limited. During the year ended December 31, 2024, Core Equity Fund, Select Equity

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
Fund and International Fund utilized $9,835,787, $25,790,421 and $1,888,378, respectively, in capital loss carryforwards to offset capital gains.
	Short-Term	Long-Term	Total
Core Equity Fund	$12,250,888	$—	$12,250,888
Select Equity Fund	27,288,930	—	27,288,930
Tax-Exempt Bond Fund	—	20,492,003	20,492,003
(7) Expenses and Related-Party Transactions
The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund each pay an investment advisory fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. Management fees are calculated and accrued daily, and are paid quarterly. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. For the period ending June 30, 2025, voluntary waivers on management fees were as follows:
Management Fees Voluntary Waivers
	Voluntary Waiver % Prior to April 1, 2025	Voluntary Waiver % Effective April 1, 2025
Core Equity Fund	(0.67)	(0.68)
Select Equity Fund	(0.43)	(0.41)
Tax-Exempt Bond Fund	(0.31)	(0.31)
International Fund	(0.25)	(0.24)
Effective January 1, 2025, the net management fees actually paid for the Select Equity Fund and International Fund due to the Adviser’s modification of the voluntary waivers for those Funds were 0.92% and 0.75%, respectively. Effective April 1, 2025, the net management fees actually paid for the Core Equity Fund, Select Equity Fund and International Fund due to the Adviser’s modification of the voluntary waivers for those Funds were 0.22%, 0.94% and 0.76%, respectively.
The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.
In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or  other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios and are excluded from the voluntary waivers described above.

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser.
The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser.
(8) Derivative Instruments
Information concerning the types of derivatives in which the Tax-Exempt Bond Fund and International Fund invest, the objectives for using them and their related risks can be found in Note 2 (c) and (d). Below are the types of derivatives held in the Tax-Exempt Bond Fund and International Fund by location as presented in the Statements of Assets and Liabilities as of June 30, 2025, with additional detail on the net amounts impacting the Statements of Assets and Liabilities. The futures contracts and forward foreign currency exchange contracts presented below are not subject to master netting agreements or other similar agreements.
ASSETS				LIABILITIES
Name of Fund	Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value	Counterparty
Tax-Exempt Bond Fund	Futures contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$222,359 *	J.P. Morgan Securities, LLC
International Fund	Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	101,884	Unrealized depreciation on forward foreign currency exchange contracts	184,997	Northern Trust

*
Represents cumulative appreciation/depreciation on futures contracts as in the Schedules of Investments. Only the variation margin receivable/payable is reported within the Statements of Assets and Liabilities for futures contracts.

The following table sets forth, by primary risk exposure, the Tax-Exempt Bond Fund's and International Fund's net realized gain (loss) and net increase (decrease) in appreciation/depreciation on futures contracts and forward foreign currency exchange contracts for the six months ended June 30, 2025:
Name of Fund	Derivative Type	Statements of Operations Location	Value	Name of Fund	Derivative Type	Statements of Operations Location	Value
Tax-Exempt Bond Fund	Futures contracts	Net realized gain (loss) on futures contracts	$371,742	Tax-Exempt Bond Fund	Futures contracts	Net increase (decrease) in unrealized appreciation/ depreciation on futures contracts	$ (1,272,881)

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
Name of Fund	Derivative Type	Statements of Operations Location	Value	Name of Fund	Derivative Type	Statements of Operations Location	Value
International Fund	Forward foreign currency exchange contracts	Net realized gain (loss) on forward foreign currency exchange contracts	$ —	International Fund	Forward foreign currency exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation on forward foreign currency exchange contracts	$ (83,113)

Derivative transactions are measured in terms of the notional amount.  The following table presents, for the Tax-Exempt Bond Fund and International Fund, the number of transactions and weighted average notional amount of futures contracts and forward foreign currency exchange contracts, which is indicative of the volume of derivative activity, for the six months ended June 30, 2025.
Tax-Exempt Bond Fund
Future Contracts
Number of Transactions	Weighted Average Notional Amount
100	$1,064,392

International Fund
Forward Foreign Currency Exchange Contracts
Number of Transactions	Weighted Average Notional Amount
21	$14,813,547
(9) Short-term Financing
ReFlow Fund, LLC ("ReFlow") provides each Fund with a potential source of cash to meet net shareholder redemptions through share purchases for a fee. The Fund then generally redeems those shares when it experiences net sales. The shares may be redeemed in-kind in accordance with the Fund’s redemption in-kind policies. The Fund is generally required to redeem the shares purchased by ReFlow within 8 days. As such, the proceeds received from ReFlow’s purchase of fund shares is treated as a liability on the Statements of Assets and Liabilities. The fee paid on outstanding shares owned by ReFlow is based on an auction starting at a minimum bid of 0.14% and is paid by the Adviser under the unified advisory fee agreement. For the six months ended June 30, 2025, the Core Equity Fund had total redemptions in kind of $1,983,887, resulting in realized gains of $1,126,304. For the six months ended June 30, 2025, the Select Equity Fund had total redemptions in kind of $15,041,213, resulting in realized

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
gains of $7,903,847. These realized gains are not recognized for tax purposes as discussed in Note 2. During the period ended June 30, 2025, the Funds had the following activity:
	Average Amount Oustanding for Days in Use	Days Used
Core Equity Fund	$3,431	43
Select Equity Fund	20,532	86

(10) Portfolio Securities Loaned
The Select Equity Fund and the International Fund participate in a securities lending program and have loaned portions of their investment portfolios during the period ended June 30, 2025. Under the program, the Funds loan securities to borrowers who post collateral for those loaned securities. The Securities Finance Trust Company serves as the Funds’ securities lending agent (the lending agent) who operates and maintains the securities lending program. The loans are governed by a securities lending agreement between the lending agent, acting on behalf of the Funds, and each borrowing counterparty. The fair value of securities on loan as of June 30, 2025 is recognized within investments in securities, at fair value, on the Statements of Assets and Liabilities.
Each borrower receives a negotiated interest rate, which is generally referred to as the rebate rate, on the cash that it delivers to the Funds as collateral for the securities loaned and agrees to pay a negotiated rate with respect to the loaned securities. The amount of these rates for each securities lending transaction may differ depending on several factors, including the demand for the security, tax considerations and the credit quality of the borrower. A net payment is generally made by the borrower with respect to these rates upon termination of the loan (the Net Rate). The value of the securities loan will be marked-to-market daily, and the borrower will be required to provide additional collateral if the posted amount falls below certain negotiated levels, and the lending agent (on behalf of the Funds) will be required to return collateral to the borrower if the amount of collateral posted is greater than such negotiated levels.
During the reporting period, the cash collateral received from borrowers related to the Funds’ securities lending activities was invested in the Institutional Shares of Fidelity Investments Money Market Government Portfolio and the daily residual was swept into the Northern Institutional Fund-U.S Government Select Portfolio. The short-term investments purchased with the cash collateral in the amount of $7,272,398 and $8,104,664 are included in Investments in Securities on the Statements of Assets and Liabilities of the Select Equity Fund and International Fund, respectively.
The Funds provide compensation to the lending agent in connection with operating and maintaining the securities lending program. The lending agent is compensated in an amount of 15% of gross revenues for the 12 month period commencing as of implementation date. The fee will then be increased to 20% for the first $1 million of gross revenues and 15% of any gross revenues in excess of $1 million. The revenues derived from the securities lending activities of the Funds depend on many factors, including the value of the securities available to be loaned, the demand for the securities available to be loaned, the actual percentage of the Fund’s securities that are on loan (the utilization rate), the amount earned from the investment of any collateral and the amount of the fees or profit

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2025
retained by the lending agent. All compensation, costs and expenses associated with the securities lending program are considered transaction charges that are borne by the Funds and are not an obligation of the Manager under the securities lending agency agreement. These transaction charges are netted with the income from securities lending and included in net income from securities loaned on the accompanying Statements of Operations.
The Funds’ securities lending program involves certain risks, including counterparty or borrower risk, collateral investment risk, replacement risk, operational, legal, tax and accounting risks. In the event the borrower does not meet its contractual obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.
The following is information on the securities lending activities by the lending agent as of June 30, 2025:
	Gross Amounts of Securities Loaned in Statements of Assets and Liabilities	% of Net Assets	Cash Collateral Received
Select Equity Fund	$7,103,213	1.66%	$7,272,398
International Fund	7,721,834	0.65%	8,104,664
At June 30, 2025, there were no offsetting of securities and they are presented on a gross basis.
(11) Recent Market Events
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and global macro factors including the growth concerns in the U.S. and overseas, high interest rates, trade and geopolitical tensions, and armed conflicts in multiple locations. In particular, the events have resulted in disruptions to supply chains and customer activity, cancellations and market declines. Related political, social and economic disruptions may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
(12)  Subsequent Events
Effective July 1, 2025, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund to achieve an effective management fee rate equal to 0.21%, 0.93%, 0.28% and 0.75%, respectively, of each Fund’s average daily net assets. It is CMC’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate any voluntary fee reduction at any time.
Management has evaluated subsequent events for the Funds through the date the financial statements were issued and has concluded that there are no additional events that require financial statement disclosure and/or adjustments to the financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2025 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
167,568	ALPHABET, INC., CLASS A	$12,085,216	29,530,509
74,248	ALPHABET, INC., CLASS C	3,681,818	13,170,853
50,843	ANGI, INC.(b)	817,808	775,864
361,589	AT&T, INC.	7,215,690	10,464,386
1,429	CHARTER COMMUNICATIONS, INC., CLASS A(b)	462,940	584,189
70,100	COMCAST CORP., CLASS A	1,094,150	2,501,869
8,300	ELECTRONIC ARTS, INC.	116,945	1,325,510
3,300	FOX CORP., CLASS A	181,296	184,932
2,100	FOX CORP., CLASS B	108,441	108,423
183	LIBERTY GLOBAL LTD., CLASS A(b)(c)	879	1,832
2,900	LIVE NATION ENTERTAINMENT, INC.(b)	261,807	438,712
3,538	MATCH GROUP, INC.	106,301	109,289
59,251	META PLATFORMS, INC., CLASS A	9,766,677	43,732,571
7,106	NETFLIX, INC.(b)	2,566,063	9,515,858
7,075	NEWS CORP., CLASS A	129,848	210,269
2,695	OMNICOM GROUP, INC.	89,075	193,878
8,100	PARAMOUNT GLOBAL, CLASS B	93,844	104,490
80,522	PLAYTIKA HOLDING CORP.(c)	387,437	380,869
8,631	SPOTIFY TECHNOLOGY S.A.(b)(c)	3,555,656	6,622,911
36	SUNRISE COMMUNICATIONS A.G., CLASS A ADR(b)(c)(d)	814	2,036
2,500	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	299,873	607,125
900	TKO GROUP HOLDINGS, INC.	132,552	163,755
7,907	T-MOBILE U.S., INC.	876,518	1,883,922
119,012	VERIZON COMMUNICATIONS, INC.	4,585,923	5,149,649
28,118	WALT DISNEY (THE) CO.	890,300	3,486,913
42,002	WARNER BROS. DISCOVERY, INC.(b)	311,756	481,343
		49,819,627	131,731,957	10.11%
Consumer Discretionary:
6,100	AIRBNB, INC., CLASS A(b)	687,139	807,274
187,025	AMAZON.COM, INC.(b)	19,151,529	41,031,415
3,700	APTIV PLC(b)(c)	233,049	252,414
7,973	ARAMARK	229,724	333,830
10,830	AUTONATION, INC.(b)	1,247,171	2,151,380
451	AUTOZONE, INC.(b)	703,172	1,674,216
11,419	BEST BUY CO., INC.	517,128	766,557
1,289	BOOKING HOLDINGS, INC.	2,757,890	7,462,330
2,328	CARMAX, INC.(b)	69,832	156,465
14,000	CARNIVAL CORP.(b)	128,765	393,680
4,263	CARTER'S, INC.	135,850	128,444
21,300	CHIPOTLE MEXICAN GRILL, INC.(b)	624,258	1,195,995
4,500	D.R. HORTON, INC.	465,171	580,140
2,200	DARDEN RESTAURANTS, INC.	211,169	479,534
2,200	DECKERS OUTDOOR CORP.(b)	226,660	226,754
600	DOMINO'S PIZZA, INC.	257,882	270,360
6,500	DOORDASH, INC., CLASS A(b)	1,220,087	1,602,315
7,500	EBAY, INC.	231,075	558,450
14,008	EXPEDIA GROUP, INC.	1,406,366	2,362,869
54,779	FORD MOTOR CO.	380,050	594,352
38,790	GAP (THE), INC.	672,475	846,010
3,000	GARMIN LTD.(c)	188,511	626,160
102,470	GENERAL MOTORS CO.	3,522,530	5,042,549
3,450	GENUINE PARTS CO.	102,425	418,520
6,038	GRAND CANYON EDUCATION, INC.(b)	1,057,405	1,141,182
15,209	H&R BLOCK, INC.	596,924	834,822
526	HASBRO, INC.	17,647	38,829
3,000	HILTON WORLDWIDE HOLDINGS, INC.	437,249	799,020
23,626	HOME DEPOT (THE), INC.	5,037,142	8,662,237
7,935	LAS VEGAS SANDS CORP.	239,060	345,252
8,194	LENNAR CORP., CLASS A	837,774	906,338
15,174	LKQ CORP.	472,814	561,590
8,746	LOWE'S COS., INC.	1,653,075	1,940,475
70,986	MACY'S, INC.	769,670	827,697
2,938	MARRIOTT INTERNATIONAL, INC., CLASS A	61,838	802,691
11,102	MCDONALD'S CORP.	2,032,692	3,243,671
3,106	MGM RESORTS INTERNATIONAL(b)	88,432	106,815
600	MOHAWK INDUSTRIES, INC.(b)	26,796	62,904
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
734	MURPHY U.S.A., INC.	$275,958	298,591
19,667	NIKE, INC., CLASS B	783,645	1,397,144
302	NVR, INC.(b)	1,057,230	2,230,469
16,100	O'REILLY AUTOMOTIVE, INC.(b)	1,306,585	1,451,093
5,853	PENSKE AUTOMOTIVE GROUP, INC.	765,614	1,005,604
40	PHINIA, INC.	880	1,780
1,758	POOL CORP.	465,949	512,422
17,150	PULTEGROUP, INC.	834,021	1,808,639
5,143	ROSS STORES, INC.	560,748	656,144
3,808	ROYAL CARIBBEAN CRUISES LTD.	172,635	1,192,437
17,726	STARBUCKS CORP.	173,069	1,624,233
5,800	TAPESTRY, INC.	163,077	509,298
63,200	TESLA, INC.(b)	15,231,971	20,076,112
19,260	TJX (THE) COS., INC.	1,289,817	2,378,417
31,659	TOLL BROTHERS, INC.	1,844,510	3,613,242
8,300	TRACTOR SUPPLY CO.	395,067	437,991
600	ULTA BEAUTY, INC.(b)	232,308	280,692
2,425	VF CORP.	26,244	28,494
28,250	WILLIAMS-SONOMA, INC.	1,875,952	4,615,202
1,554	WYNN RESORTS LTD.	31,066	145,563
3,600	YUM! BRANDS, INC.	428,099	533,448
		76,612,871	135,032,551	10.37%
Consumer Staples:
49,023	ALBERTSONS COS., INC., CLASS A	1,001,681	1,054,485
130,346	ALTRIA GROUP, INC.	6,210,041	7,642,186
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	543,634
2,000	BUNGE GLOBAL S.A.	160,223	160,560
10,068	CHURCH & DWIGHT CO., INC.	241,887	967,635
1,700	CLOROX (THE) CO.	210,031	204,119
76,091	COCA-COLA (THE) CO.	2,312,770	5,383,438
11,480	COLGATE-PALMOLIVE CO.	780,184	1,043,532
18,770	CONAGRA BRANDS, INC.	415,337	384,222
1,600	CONSTELLATION BRANDS, INC., CLASS A	202,589	260,288
6,952	COSTCO WHOLESALE CORP.	3,940,154	6,882,063
5,400	DOLLAR GENERAL CORP.	387,809	617,652
2,824	DOLLAR TREE, INC.(b)	89,244	279,689
3,600	ESTEE LAUDER (THE) COS., INC., CLASS A	269,015	290,880
12,400	GENERAL MILLS, INC.	277,055	642,444
2,942	HERSHEY (THE) CO.	250,275	488,225
4,800	HORMEL FOODS CORP.	43,206	145,200
1,300	J.M. SMUCKER (THE) CO.	60,305	127,660
800	KELLANOVA	65,712	63,624
23,800	KENVUE, INC.	511,458	498,134
21,200	KEURIG DR. PEPPER, INC.	729,174	700,872
4,450	KIMBERLY-CLARK CORP.	417,244	573,694
108,322	KRAFT HEINZ (THE) CO.	2,802,217	2,796,874
76,566	KROGER (THE) CO.	2,518,998	5,492,079
1,833	LAMB WESTON HOLDINGS, INC.	73,271	95,041
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	106,148
41,768	MOLSON COORS BEVERAGE CO., CLASS B	2,054,014	2,008,623
20,269	MONDELEZ INTERNATIONAL, INC., CLASS A	974,802	1,366,941
11,372	MONSTER BEVERAGE CORP.(b)	517,685	712,342
8,991	PEPSICO, INC.	320,746	1,187,172
36,609	PHILIP MORRIS INTERNATIONAL, INC.	4,576,036	6,667,597
67,422	PILGRIM'S PRIDE CORP.	2,857,156	3,032,642
37,860	PROCTER & GAMBLE (THE) CO.	2,676,913	6,031,855
7,100	SYSCO CORP.	110,707	537,754
6,967	TARGET CORP.	602,960	687,295
7,967	TYSON FOODS, INC., CLASS A	312,870	445,674
9,700	WALGREENS BOOTS ALLIANCE, INC.	108,694	111,356
98,754	WALMART, INC.	3,524,013	9,656,166
		42,816,707	69,889,795	5.37%
Energy:
15,393	BAKER HUGHES CO.	377,695	590,168
29,580	CHEVRON CORP.	1,386,102	4,235,560
23,525	CONOCOPHILLIPS	572,618	2,111,134
8,000	COTERRA ENERGY, INC.	157,673	203,040
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
6,026	DEVON ENERGY CORP.	$160,506	191,687
8,600	DIAMONDBACK ENERGY, INC.	1,119,940	1,181,640
10,799	EOG RESOURCES, INC.	645,309	1,291,668
9,600	EQT CORP.	399,265	559,872
200	EXPAND ENERGY CORP.	20,559	23,388
89,116	EXXON MOBIL CORP.	6,269,082	9,606,705
13,400	HALLIBURTON CO.	278,587	273,092
6,662	HESS CORP.	651,611	922,954
49,812	KINDER MORGAN, INC.	676,557	1,464,473
16,786	MARATHON PETROLEUM CORP.	1,500,674	2,788,322
10,273	NOV, INC.	137,322	127,693
13,235	OCCIDENTAL PETROLEUM CORP.	329,934	556,002
7,400	ONEOK, INC.	328,571	604,062
6,438	PHILLIPS 66	440,133	768,053
25,733	SCHLUMBERGER N.V.	658,749	869,775
2,900	TARGA RESOURCES CORP.	189,675	504,832
11,373	VALERO ENERGY CORP.	562,148	1,528,759
13,000	WILLIAMS (THE) COS., INC.	200,704	816,530
		17,063,414	31,219,409	2.40%
Financials:
6,579	AFLAC, INC.	439,251	693,821
20,769	ALLSTATE (THE) CORP.	2,367,553	4,181,007
9,333	AMERICAN EXPRESS CO.	1,092,631	2,977,040
31,871	AMERICAN INTERNATIONAL GROUP, INC.	1,566,127	2,727,839
2,845	AMERIPRISE FINANCIAL, INC.	920,434	1,518,462
3,548	AON PLC, CLASS A(c)	760,558	1,265,784
7,100	APOLLO GLOBAL MANAGEMENT, INC.	1,008,903	1,007,277
4,234	ARCH CAPITAL GROUP LTD.	200,599	385,506
3,100	ARTHUR J. GALLAGHER & CO.	761,566	992,372
26,045	ASSURANT, INC.	3,816,300	5,143,627
22,198	ASSURED GUARANTY LTD.	1,695,078	1,933,446
54,484	AXIS CAPITAL HOLDINGS LTD.	3,112,506	5,656,529
103,602	BANK OF AMERICA CORP.	1,138,664	4,902,447
76,301	BANK OF NEW YORK MELLON (THE) CORP.	5,092,800	6,951,784
44,364	BERKSHIRE HATHAWAY, INC., CLASS B(b)	9,974,447	21,550,700
2,400	BLACKROCK, INC.	1,749,231	2,518,200
11,376	BLACKSTONE, INC.	1,274,920	1,701,622
1,442	BOK FINANCIAL CORP.	137,824	140,782
1,700	BROWN & BROWN, INC.	88,516	188,479
14,375	CAPITAL ONE FINANCIAL CORP.	1,299,009	3,058,425
8,246	CBOE GLOBAL MARKETS, INC.	1,651,051	1,923,050
26,608	CHARLES SCHWAB (THE) CORP.	878,935	2,427,714
5,985	CHUBB LTD.(c)	839,636	1,733,974
300	CINCINNATI FINANCIAL CORP.	34,708	44,676
71,274	CITIGROUP, INC.	2,817,634	6,066,843
26,297	CME GROUP, INC.	5,669,015	7,247,979
41,541	CNA FINANCIAL CORP.	1,790,609	1,932,903
2,000	COMERICA, INC.	80,100	119,300
79,228	COREBRIDGE FINANCIAL, INC.	1,560,645	2,812,594
1,000	CORPAY, INC.(b)	266,785	331,820
200	ERIE INDEMNITY CO., CLASS A	72,293	69,358
13,550	EURONET WORLDWIDE, INC.(b)	1,403,777	1,373,699
600	EVEREST GROUP LTD.	168,122	203,910
600	FACTSET RESEARCH SYSTEMS, INC.	256,344	268,368
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	847,286
8,003	FIDELITY NATIONAL INFORMATION SERVICES, INC.	150,413	651,524
10,565	FIFTH THIRD BANCORP	109,297	434,538
361	FIRST CITIZENS BANCSHARES, INC., CLASS A	504,565	706,286
9,084	FISERV, INC.(b)	1,155,407	1,566,172
4,800	FRANKLIN RESOURCES, INC.	85,895	114,480
5,196	GLOBAL PAYMENTS, INC.	368,161	415,888
1,100	GLOBE LIFE, INC.	90,838	136,719
7,579	GOLDMAN SACHS GROUP (THE), INC.	807,418	5,364,037
11,988	HANOVER INSURANCE GROUP (THE), INC.	1,769,954	2,036,402
5,619	HARTFORD INSURANCE GROUP (THE), INC.	468,941	712,883
43,846	HUNTINGTON BANCSHARES, INC.	221,602	734,859
8,840	INTERCONTINENTAL EXCHANGE, INC.	918,567	1,621,875
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
6,900	INVESCO LTD.	$97,513	108,813
1,000	JACK HENRY & ASSOCIATES, INC.	171,890	180,170
28,800	JANUS HENDERSON GROUP PLC(c)	925,965	1,118,592
56,092	JPMORGAN CHASE & CO.	3,647,942	16,261,632
20,104	KEYCORP	178,289	350,212
10,500	KKR & CO., INC.	1,309,474	1,396,815
31,638	LINCOLN NATIONAL CORP.	688,606	1,094,675
500	MARKETAXESS HOLDINGS, INC.	105,058	111,670
7,377	MARSH & MCLENNAN COS., INC.	675,052	1,612,907
17,267	MASTERCARD, INC., CLASS A	5,624,860	9,703,018
1,300	MERCURY GENERAL CORP.	38,019	87,542
12,131	METLIFE, INC.	717,545	975,575
84,222	MGIC INVESTMENT CORP.	1,181,306	2,344,740
2,500	MOODY'S CORP.	773,332	1,253,975
1,200	MSCI, INC.	566,749	692,088
6,400	NASDAQ, INC.	142,009	572,288
48,602	PAYPAL HOLDINGS, INC.(b)	3,060,645	3,612,101
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	1,326,192
10,575	POPULAR, INC.	728,404	1,165,471
2,900	PRINCIPAL FINANCIAL GROUP, INC.	116,400	230,347
8,888	PROGRESSIVE (THE) CORP.	1,204,184	2,371,852
5,900	PRUDENTIAL FINANCIAL, INC.	182,566	633,896
2,550	RAYMOND JAMES FINANCIAL, INC.	288,037	391,093
6,699	REGIONS FINANCIAL CORP.	27,215	157,560
9,764	REINSURANCE GROUP OF AMERICA, INC.	1,439,746	1,936,787
8,762	RENAISSANCERE HOLDINGS LTD.	1,929,599	2,128,290
6,100	S&P GLOBAL, INC.	2,172,778	3,216,469
1,300	STATE STREET CORP.	86,298	138,242
94,373	SYNCHRONY FINANCIAL	2,636,405	6,298,454
14,552	T. ROWE PRICE GROUP, INC.	1,079,450	1,404,268
3,020	TRAVELERS (THE) COS., INC.	193,928	807,971
41,430	TRUIST FINANCIAL CORP.	1,152,936	1,781,076
20,785	U.S. BANCORP	423,741	940,521
64,544	UNUM GROUP	2,659,345	5,212,573
62,526	VIRTU FINANCIAL, INC., CLASS A	1,973,562	2,800,540
29,037	VISA, INC., CLASS A	5,803,861	10,309,587
17,672	W.R. BERKLEY CORP.	230,535	1,298,362
51,027	WELLS FARGO & CO.	729,863	4,088,283
383,752	WESTERN UNION (THE) CO.	3,520,771	3,231,192
6,655	WEX, INC.(b)	815,650	977,553
1,300	WILLIS TOWERS WATSON PLC(c)	274,247	398,450
2,700	ZIONS BANCORP N.A.	52,466	140,238
		112,623,777	206,256,366	15.83%
Health Care:
23,934	ABBOTT LABORATORIES	1,727,450	3,255,263
35,041	ABBVIE, INC.	3,204,389	6,504,310
13,100	AGILENT TECHNOLOGIES, INC.	1,347,536	1,545,931
1,000	ALIGN TECHNOLOGY, INC.(b)	167,190	189,330
11,340	AMGEN, INC.	2,272,114	3,166,241
106,050	AVANTOR, INC.(b)	1,284,300	1,427,433
200	BAXTER INTERNATIONAL, INC.	5,566	6,056
5,109	BECTON, DICKINSON AND CO.	637,809	880,025
2,300	BIOGEN, INC.(b)	267,633	288,857
2,500	BIO-TECHNE CORP.	125,343	128,625
27,032	BOSTON SCIENTIFIC CORP.(b)	150,897	2,903,507
25,280	BRISTOL-MYERS SQUIBB CO.	811,175	1,170,211
10,588	CARDINAL HEALTH, INC.	845,526	1,778,784
21,977	CENCORA, INC.	4,315,699	6,589,803
10,572	CENTENE CORP.(b)	560,160	573,848
900	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	130,770	136,557
12,737	CIGNA GROUP (THE)	2,843,361	4,210,598
19,825	CVS HEALTH CORP.	1,012,866	1,367,529
10,960	DANAHER CORP.	876,007	2,165,038
700	DAVITA, INC.(b)	95,060	99,715
6,300	DEXCOM, INC.(b)	109,365	549,927
5,700	EDWARDS LIFESCIENCES CORP.(b)	405,874	445,797
8,907	ELEVANCE HEALTH, INC.	3,336,258	3,464,467
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
12,900	ELI LILLY & CO.	$2,658,098	10,055,937
64,606	EXELIXIS, INC.(b)	1,483,675	2,847,509
6,882	GE HEALTHCARE TECHNOLOGIES, INC.	390,423	509,750
19,417	GILEAD SCIENCES, INC.	384,467	2,152,763
18,979	GRAIL, INC.(b)	553,572	975,900
3,200	HCA HEALTHCARE, INC.	955,522	1,225,920
1,700	HENRY SCHEIN, INC.(b)	107,607	124,185
5,008	HOLOGIC, INC.(b)	81,572	326,321
2,000	HUMANA, INC.	499,301	488,960
3,087	IDEXX LABORATORIES, INC.(b)	1,195,016	1,655,682
2,300	ILLUMINA, INC.(b)	95,466	219,443
45,016	INCYTE CORP.(b)	2,472,640	3,065,590
2,800	INSULET CORP.(b)	505,242	879,704
6,500	INTUITIVE SURGICAL, INC.(b)	1,733,943	3,532,165
3,773	IQVIA HOLDINGS, INC.(b)	448,528	594,587
37,361	JOHNSON & JOHNSON	3,649,642	5,706,893
1,200	LABCORP HOLDINGS, INC.	182,716	315,012
6,065	MCKESSON CORP.	1,645,672	4,444,311
9,100	MEDTRONIC PLC(c)	737,852	793,247
40,578	MERCK & CO., INC.	1,142,328	3,212,155
500	METTLER-TOLEDO INTERNATIONAL, INC.(b)	542,391	587,360
7,000	MODERNA, INC.(b)	176,370	193,130
4,100	MOLINA HEALTHCARE, INC.(b)	997,794	1,221,390
77,696	ORGANON & CO.	788,707	752,097
88,666	PFIZER, INC.	1,494,909	2,149,264
1,400	QUEST DIAGNOSTICS, INC.	174,774	251,482
2,278	REGENERON PHARMACEUTICALS, INC.	1,204,662	1,195,950
4,000	RESMED, INC.	81,990	1,032,000
15,139	SOLVENTUM CORP.(b)	844,740	1,148,142
1,200	STERIS PLC	204,899	288,264
3,600	STRYKER CORP.	1,061,679	1,424,268
2,322	THERMO FISHER SCIENTIFIC, INC.	699,337	941,478
8,927	UNITED THERAPEUTICS CORP.(b)	2,166,861	2,565,173
9,997	UNITEDHEALTH GROUP, INC.	1,849,875	3,118,764
2,838	UNIVERSAL HEALTH SERVICES, INC., CLASS B	257,448	514,104
3,500	VERTEX PHARMACEUTICALS, INC.(b)	630,326	1,558,200
4,826	VIATRIS, INC.	36,838	43,096
700	WATERS CORP.(b)	16,422	244,328
1,100	WEST PHARMACEUTICAL SERVICES, INC.	239,756	240,680
3,374	ZIMMER BIOMET HOLDINGS, INC.	135,863	307,743
7,547	ZOETIS, INC.	1,095,044	1,176,955
		62,156,315	106,927,754	8.21%
Industrials:
12,787	3M CO.	787,976	1,946,693
1,400	A.O. SMITH CORP.	72,742	91,798
17,725	ACUITY, INC.	2,881,518	5,288,076
100	ALLEGION PLC(c)	10,618	14,412
49,948	ALLISON TRANSMISSION HOLDINGS, INC.	2,135,146	4,744,560
5,175	AMETEK, INC.	73,221	936,468
6,866	AUTOMATIC DATA PROCESSING, INC.	382,249	2,117,474
1,300	AXON ENTERPRISE, INC.(b)	398,627	1,076,322
12,087	BOEING (THE) CO.(b)	1,667,130	2,532,589
2,213	BROADRIDGE FINANCIAL SOLUTIONS, INC.	89,066	537,825
21,594	BUILDERS FIRSTSOURCE, INC.(b)	1,694,679	2,519,804
2,200	C.H. ROBINSON WORLDWIDE, INC.	156,465	211,090
16,840	CARRIER GLOBAL CORP.	379,615	1,232,520
12,432	CATERPILLAR, INC.	964,374	4,826,227
18,200	CINTAS CORP.	890,020	4,056,234
58,354	CONCENTRIX CORP.	2,842,390	3,084,301
11,500	COPART, INC.(b)	296,588	564,305
39,272	CSX CORP.	903,591	1,281,445
4,218	CUMMINS, INC.	959,137	1,381,395
948	CURTISS-WRIGHT CORP.	262,835	463,145
2,300	DAYFORCE, INC.(b)	122,843	127,397
3,693	DEERE & CO.	364,819	1,877,854
11,840	DELTA AIR LINES, INC.	465,882	582,291
225	DOVER CORP.	26,143	41,227
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
11,904	EATON CORP. PLC(c)	$223,705	4,249,609
3,561	EMCOR GROUP, INC.	649,186	1,904,743
6,305	EMERSON ELECTRIC CO.	741,680	840,646
1,900	EQUIFAX, INC.	426,566	492,803
2,900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	275,171	331,325
2,400	FASTENAL CO.	90,370	100,800
2,856	FEDEX CORP.	262,843	649,197
7,076	FORTIVE CORP.	280,397	368,872
110,089	GATES INDUSTRIAL CORP. PLC(b)	1,234,771	2,535,350
9,950	GE VERNOVA, INC.	2,320,820	5,265,042
4,826	GENERAL DYNAMICS CORP.	981,578	1,407,551
48,778	GENERAL ELECTRIC CO.	4,465,538	12,554,969
12,694	HONEYWELL INTERNATIONAL, INC.	1,115,910	2,956,179
28,639	HOWMET AEROSPACE, INC.	766,245	5,330,577
5,712	HUBBELL, INC.	1,323,044	2,332,838
500	HUNTINGTON INGALLS INDUSTRIES, INC.	107,805	120,730
1,371	IDEX CORP.	119,804	240,706
4,824	ILLINOIS TOOL WORKS, INC.	155,812	1,192,734
4,000	INGERSOLL RAND, INC.	219,892	332,720
800	JB HUNT TRANSPORT SERVICES, INC.	111,216	114,880
9,859	JOHNSON CONTROLS INTERNATIONAL PLC	813,672	1,041,308
1,552	L3HARRIS TECHNOLOGIES, INC.	93,408	389,304
6,545	LOCKHEED MARTIN CORP.	2,729,796	3,031,251
35,259	MANPOWERGROUP, INC.	1,505,812	1,424,464
5,047	MASCO CORP.	212,150	324,825
3,077	NORFOLK SOUTHERN CORP.	507,606	787,620
3,271	NORTHROP GRUMMAN CORP.	397,418	1,635,435
7,800	OLD DOMINION FREIGHT LINE, INC.	666,126	1,265,940
5,320	OTIS WORLDWIDE CORP.	90,693	526,786
22,367	OWENS CORNING	2,031,477	3,075,910
22,310	PACCAR, INC.	1,506,462	2,120,789
4,628	PARKER-HANNIFIN CORP.	350,966	3,232,519
4,885	PAYCHEX, INC.	536,016	710,572
587	PAYCOM SOFTWARE, INC.	86,275	135,832
2,719	PENTAIR PLC(c)	57,667	279,132
1,637	QUANTA SERVICES, INC.	462,020	618,917
682	RB GLOBAL, INC.	35,812	72,422
4,417	REPUBLIC SERVICES, INC.	607,295	1,089,276
2,000	ROCKWELL AUTOMATION, INC.	624,795	664,340
10,131	ROLLINS, INC.	252,318	571,591
70,513	RTX CORP.	6,676,048	10,296,308
17,901	RYDER SYSTEM, INC.	1,534,307	2,846,259
9,200	SOUTHWEST AIRLINES CO.	248,654	298,448
2,057	STANLEY BLACK & DECKER, INC.	58,948	139,362
8,554	TEXTRON, INC.	551,135	686,801
11,005	TRANE TECHNOLOGIES PLC(c)	621,772	4,813,697
800	TRANSDIGM GROUP, INC.	556,479	1,216,512
30,166	UBER TECHNOLOGIES, INC.(b)	1,941,103	2,814,488
9,302	UNION PACIFIC CORP.	1,137,708	2,140,204
4,200	UNITED AIRLINES HOLDINGS, INC.(b)	166,805	334,446
10,440	UNITED PARCEL SERVICE, INC., CLASS B	847,155	1,053,814
4,560	UNITED RENTALS, INC.	773,617	3,435,504
2,121	VERALTO CORP.	14,727	214,115
494	VERISK ANALYTICS, INC.	83,738	153,881
2,626	VERTIV HOLDINGS CO., CLASS A	117,276	337,205
8,650	WASTE MANAGEMENT, INC.	135,675	1,979,293
2,100	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	208,398	439,635
600	WW GRAINGER, INC.	592,704	624,144
3,200	XYLEM, INC.	174,704	413,952
		64,708,764	142,094,024	10.91%
Information Technology:
13,286	ACCENTURE PLC, CLASS A(c)	3,394,047	3,971,053
13,337	ADOBE, INC.(b)	3,037,417	5,159,819
25,464	ADVANCED MICRO DEVICES, INC.(b)	696,812	3,613,342
2,500	AKAMAI TECHNOLOGIES, INC.(b)	194,510	199,400
42,836	AMKOR TECHNOLOGY, INC.	749,635	899,128
16,800	AMPHENOL CORP., CLASS A	704,055	1,659,000
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
5,749	ANALOG DEVICES, INC.	$385,758	1,368,377
800	ANSYS, INC.(b)	226,964	280,976
332,008	APPLE, INC.	30,162,271	68,118,081
21,531	APPLIED MATERIALS, INC.	2,152,713	3,941,680
9,143	APPLOVIN CORP., CLASS A(b)	120,485	3,200,781
41,228	ARISTA NETWORKS, INC.(b)	2,479,393	4,218,037
3,186	AUTODESK, INC.(b)	430,853	986,290
25,946	AVNET, INC.	1,082,080	1,377,214
109,030	BROADCOM, INC.	8,663,026	30,054,119
11,600	CADENCE DESIGN SYSTEMS, INC.(b)	970,077	3,574,540
8,000	CDW CORP.	441,204	1,428,720
87,135	CISCO SYSTEMS, INC.	2,398,738	6,045,426
7,594	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	333,435	592,560
15,600	CORNING, INC.	85,176	820,404
3,700	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	1,008,315	1,884,447
4,900	DELL TECHNOLOGIES, INC., CLASS C	423,701	600,740
38,021	DROPBOX, INC., CLASS A(b)	796,223	1,087,401
97,836	DXC TECHNOLOGY CO.(b)	1,551,124	1,495,912
1,100	EPAM SYSTEMS, INC.(b)	202,335	194,502
3,061	F5, INC.(b)	769,846	900,914
2,949	FAIR ISAAC CORP.(b)	1,596,171	5,390,654
1,800	FIRST SOLAR, INC.(b)	224,613	297,972
27,615	FORTINET, INC.(b)	393,491	2,919,458
1,257	GARTNER, INC.(b)	495,540	508,105
22,781	GEN DIGITAL, INC.	207,695	669,761
2,973	GODADDY, INC., CLASS A(b)	408,031	535,318
100,994	HEWLETT PACKARD ENTERPRISE CO.	1,239,124	2,065,327
11,910	HP, INC.	179,763	291,319
67,665	INTEL CORP.	1,039,536	1,515,696
14,323	INTERNATIONAL BUSINESS MACHINES CORP.	1,831,441	4,222,134
4,280	INTUIT, INC.	896,120	3,371,056
25,938	JABIL, INC.	2,190,154	5,657,078
2,900	KEYSIGHT TECHNOLOGIES, INC.(b)	394,113	475,194
5,676	KLA CORP.	1,927,363	5,084,220
20,960	KYNDRYL HOLDINGS, INC.(b)	666,101	879,482
45,530	LAM RESEARCH CORP.	471,075	4,431,890
24,368	MICROCHIP TECHNOLOGY, INC.	646,205	1,714,776
32,616	MICRON TECHNOLOGY, INC.	779,843	4,019,922
166,102	MICROSOFT CORP.	26,218,563	82,620,796
394	MICROSTRATEGY, INC., CLASS A(b)	120,112	159,267
600	MONOLITHIC POWER SYSTEMS, INC.	229,398	438,828
2,800	MOTOROLA SOLUTIONS, INC.	775,984	1,177,288
2,800	NETAPP, INC.	227,799	298,340
566,020	NVIDIA CORP.	12,970,649	89,425,500
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	835,724
1,800	ON SEMICONDUCTOR CORP.(b)	92,423	94,338
26,477	ORACLE CORP.	2,227,979	5,788,666
63,285	PALANTIR TECHNOLOGIES, INC., CLASS A(b)	4,190,219	8,627,011
10,200	PALO ALTO NETWORKS, INC.(b)	1,451,753	2,087,328
4,000	PTC, INC.(b)	313,055	689,360
20,802	QUALCOMM, INC.	2,221,108	3,312,926
2,358	RALLIANT CORP.(b)	91,802	114,339
63,434	RINGCENTRAL, INC., CLASS A(b)	1,642,065	1,798,354
1,600	ROPER TECHNOLOGIES, INC.	588,015	906,944
14,790	SALESFORCE, INC.	1,340,592	4,033,085
1,681	SANDISK CORP.(b)	20,521	76,233
5,500	SEAGATE TECHNOLOGY HOLDINGS PLC	51,728	793,815
3,290	SERVICENOW, INC.(b)	1,062,280	3,382,383
10,200	SUPER MICRO COMPUTER, INC.(b)	318,411	499,902
6,000	SYNOPSYS, INC.(b)	754,406	3,076,080
7,524	TD SYNNEX CORP.	672,396	1,021,007
800	TE CONNECTIVITY PLC(c)	98,296	134,936
600	TELEDYNE TECHNOLOGIES, INC.(b)	226,008	307,386
5,300	TERADYNE, INC.	138,023	476,576
27,783	TEXAS INSTRUMENTS, INC.	936,448	5,768,306
7,049	TRIMBLE, INC.(b)	94,849	535,583
2,896	TWILIO, INC., CLASS A(b)	287,823	360,147
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
700	TYLER TECHNOLOGIES, INC.(b)	$300,961	414,988
3,104	UBIQUITI, INC.	959,704	1,277,762
1,376	VERISIGN, INC.	283,031	397,389
5,245	WESTERN DIGITAL CORP.	69,838	335,628
400	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	43,396	123,344
48,337	ZOOM COMMUNICATIONS, INC.(b)	3,004,696	3,769,319
		143,398,615	416,881,103	32.00%
Materials:
3,194	AIR PRODUCTS AND CHEMICALS, INC.	566,091	900,900
8,289	ALBEMARLE CORP.	402,966	519,472
60,917	AMCOR PLC(c)	422,468	559,827
4,465	AVERY DENNISON CORP.	425,188	783,473
4,600	BALL CORP.	248,396	258,014
200	CF INDUSTRIES HOLDINGS, INC.	17,729	18,400
9,862	CORTEVA, INC.	302,878	735,015
11,002	DOW, INC.	255,231	291,333
7,362	DUPONT DE NEMOURS, INC.	218,512	504,959
3,100	EASTMAN CHEMICAL CO.	231,644	231,446
3,991	ECOLAB, INC.	236,070	1,075,335
23,600	FREEPORT-MCMORAN, INC.	465,657	1,023,060
3,521	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	229,674	258,969
8,131	INTERNATIONAL PAPER CO.	404,807	380,775
7,365	LINDE PLC	1,933,406	3,455,511
13,174	LYONDELLBASELL INDUSTRIES N.V., CLASS A	630,902	762,248
1,100	MARTIN MARIETTA MATERIALS, INC.	253,615	603,856
4,500	MOSAIC (THE) CO.	112,428	164,160
17,100	NEWMONT CORP.	560,250	996,246
1,000	NUCOR CORP.	114,108	129,540
1,300	PACKAGING CORP. OF AMERICA	173,604	244,985
5,172	PPG INDUSTRIES, INC.	123,888	588,315
1,400	SEALED AIR CORP.	24,528	43,442
3,200	SHERWIN-WILLIAMS (THE) CO.	1,140,349	1,098,752
8,000	SMURFIT WESTROCK PLC(c)	330,951	345,200
5,400	STEEL DYNAMICS, INC.	576,936	691,254
2,100	VULCAN MATERIALS CO.	63,441	547,722
		10,465,717	17,212,209	1.32%
Real Estate:
2,500	ALEXANDRIA REAL ESTATE EQUITIES, INC.	133,420	181,575
7,350	AMERICAN TOWER CORP.	1,018,007	1,624,497
1,934	AVALONBAY COMMUNITIES, INC.	225,956	393,569
3,288	BXP, INC.	160,585	221,841
1,500	CAMDEN PROPERTY TRUST	88,106	169,035
3,700	CBRE GROUP, INC., CLASS A(b)	481,875	518,444
6,500	COSTAR GROUP, INC.(b)	499,553	522,600
15,300	CROWN CASTLE, INC.	1,084,823	1,571,769
4,957	DIGITAL REALTY TRUST, INC.	650,238	864,154
1,416	EQUINIX, INC.	512,288	1,126,386
5,416	EQUITY RESIDENTIAL	174,162	365,526
675	ESSEX PROPERTY TRUST, INC.	73,174	191,295
3,300	EXTRA SPACE STORAGE, INC.	353,898	486,552
1,000	FEDERAL REALTY INVESTMENT TRUST	55,911	94,990
70	GAMING AND LEISURE PROPERTIES, INC.	2,757	3,268
7,000	HEALTHPEAK PROPERTIES, INC.	62,377	122,570
10,022	HOST HOTELS & RESORTS, INC.	68,301	153,938
7,700	INVITATION HOMES, INC.	228,811	252,560
4,541	IRON MOUNTAIN, INC.	323,701	465,770
6,872	KIMCO REALTY CORP.	64,575	144,449
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	266,418
3,080	MILLROSE PROPERTIES, INC.	34,059	87,811
14,318	PROLOGIS, INC.	593,996	1,505,108
1,735	PUBLIC STORAGE	227,274	509,084
13,602	REALTY INCOME CORP.	630,697	783,611
3,900	REGENCY CENTERS CORP.	85,345	277,797
2,100	SBA COMMUNICATIONS CORP.	214,169	493,164
7,934	SIMON PROPERTY GROUP, INC.	704,821	1,275,470
33	SUN COMMUNITIES, INC.	3,118	4,174
4,100	UDR, INC.	63,318	167,403
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
100	VENTAS, INC.	$3,992	6,315
13,565	VICI PROPERTIES, INC.	321,057	442,219
7,600	WELLTOWER, INC.	581,131	1,168,348
10,216	WEYERHAEUSER CO.	197,853	262,449
		10,056,046	16,724,159	1.28%
Utilities:
11,900	AES (THE) CORP.	132,426	125,188
2,000	ALLIANT ENERGY CORP.	24,835	120,940
2,100	AMEREN CORP.	89,374	201,684
8,400	AMERICAN ELECTRIC POWER CO., INC.	680,906	871,584
3,100	AMERICAN WATER WORKS CO., INC.	377,421	431,241
2,300	ATMOS ENERGY CORP.	340,884	354,453
6,000	CENTERPOINT ENERGY, INC.	71,768	220,440
10,200	CMS ENERGY CORP.	115,866	706,656
5,575	CONSOLIDATED EDISON, INC.	381,601	559,451
5,100	CONSTELLATION ENERGY CORP.	510,997	1,646,076
15,573	DOMINION ENERGY, INC.	557,765	880,186
8,900	DTE ENERGY CO.	709,034	1,178,894
7,151	DUKE ENERGY CORP.	220,926	843,818
4,325	EDISON INTERNATIONAL	135,088	223,170
5,728	ENTERGY CORP.	233,541	476,111
6,621	EVERGY, INC.	326,781	456,385
4,961	EVERSOURCE ENERGY	125,492	315,619
14,800	EXELON CORP.	524,799	642,616
8,000	FIRSTENERGY CORP.	234,641	322,080
12,676	NATIONAL FUEL GAS CO.	999,456	1,073,784
32,154	NEXTERA ENERGY, INC.	1,137,040	2,232,131
7,100	NISOURCE, INC.	49,003	286,414
21,700	NRG ENERGY, INC.	1,897,450	3,484,586
3,100	PG&E CORP.	30,614	43,214
13,100	PINNACLE WEST CAPITAL CORP.	782,497	1,172,057
9,600	PPL CORP.	221,808	325,344
7,700	PUBLIC SERVICE ENTERPRISE GROUP, INC.	568,584	648,186
11,100	SEMPRA	494,416	841,047
17,100	SOUTHERN (THE) CO.	861,461	1,570,293
5,300	VISTRA CORP.	610,747	1,027,193
2,200	WEC ENERGY GROUP, INC.	155,370	229,240
		13,602,591	23,510,081	1.81%
	Sub-total Common Stocks:	603,324,444	1,297,479,408	99.61%
Escrows:
Communication Services:
1,360	GCI LIBERTY, INC., CLASS A(b)(e)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Rights:
Health Care:
300	ABIOMED, INC. (CONTINGENT VALUE RIGHTS)(b)(e)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
6,438,802	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.23%(f)	6,438,802	6,438,802
	Sub-total Short-Term Investments:	6,438,802	6,438,802	0.49%
	Grand total	$609,763,246	1,303,918,210	100.10%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)
Foreign security values are stated in U.S. dollars. As of June 30, 2025, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.25% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing less than 0.1% of net assets as of June 30, 2025.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2025 (unaudited)
(e)	Security has been deemed worthless and is a Level 3 investment.
(f)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2024, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $6,445,998 with net sales of $7,196 during the six months ended June 30, 2025.

See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2025 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
67,774	CARGURUS, INC.(b)	$2,382,205	2,268,396
4,500	CINEMARK HOLDINGS, INC.	134,326	135,810
2,400	COGENT COMMUNICATIONS HOLDINGS, INC.	107,920	115,704
6,000	DOUBLEVERIFY HOLDINGS, INC.(b)	80,915	89,820
204,933	EVENTBRITE, INC., CLASS A(b)	979,406	538,974
47,583	EVERQUOTE, INC., CLASS A(b)	925,372	1,150,557
5,700	GOGO, INC.(b)	39,649	83,676
3,600	IAC, INC.(b)	132,150	134,424
7,712	IBOTTA, INC., CLASS A(b)	295,527	282,259
12,090	IDT CORP., CLASS B	640,959	825,989
2,722	JOHN WILEY & SONS, INC., CLASS A	109,685	121,483
30,703	LIVEONE, INC.(b)	37,076	23,178
43,200	LUMEN TECHNOLOGIES, INC.(b)	132,845	189,216
318	MADISON SQUARE GARDEN SPORTS CORP.(b)	57,367	66,446
23,982	MEDIAALPHA, INC., CLASS A(b)	282,501	262,603
140,593	NEXXEN INTERNATIONAL LTD.(b)(c)(d)	1,186,836	1,463,573
77,004	PUBMATIC, INC., CLASS A(b)	1,033,139	957,930
706	QUINSTREET, INC.(b)	7,793	11,367
2,536	SHENANDOAH TELECOMMUNICATIONS CO.	29,664	34,642
66,426	SHUTTERSTOCK, INC.	2,187,124	1,259,437
70,555	TECHTARGET, INC.(b)	915,316	548,212
4,694	TEGNA, INC.	83,432	78,671
4,200	TELEPHONE AND DATA SYSTEMS, INC.	144,674	149,436
5,500	TRIPADVISOR, INC.(b)	75,878	71,775
16,012	YELP, INC.(b)	529,284	548,731
53,590	ZIFF DAVIS, INC.(b)	1,968,192	1,622,169
62,011	ZIPRECRUITER, INC., CLASS A(b)	329,575	310,675
		14,828,810	13,345,153	3.12%
Consumer Discretionary:
14,903	1-800-FLOWERS.COM, INC., CLASS A(b)	353,818	73,323
2,046	ACADEMY SPORTS & OUTDOORS, INC.	82,840	91,681
1,946	ACUSHNET HOLDINGS CORP.	125,001	141,708
163,225	ADIENT PLC(b)	4,236,620	3,176,358
4,211	ADTALEM GLOBAL EDUCATION, INC.(b)	422,577	535,766
76,907	ADVANCE AUTO PARTS, INC.	4,042,412	3,575,406
7,500	AMERICAN EAGLE OUTFITTERS, INC.	67,923	72,150
19,472	AMERICAN PUBLIC EDUCATION, INC.(b)	502,736	593,117
78,190	ARHAUS, INC.(b)	708,027	677,907
701	ASBURY AUTOMOTIVE GROUP, INC.(b)	131,278	167,217
7,869	BATH & BODY WORKS, INC.	249,443	235,755
4,751	BLOOMIN' BRANDS, INC.	39,415	40,906
812	BOOT BARN HOLDINGS, INC.(b)	99,758	123,424
10,800	BORGWARNER, INC.	313,475	361,584
2,038	BRINKER INTERNATIONAL, INC.(b)	319,112	367,513
2,558	BUCKLE (THE), INC.	93,535	116,005
1,960	CALERES, INC.	30,805	23,951
70	CAVCO INDUSTRIES, INC.(b)	32,547	30,410
115,393	CENTURY CASINOS, INC.(b)	1,075,050	244,056
1,948	CENTURY COMMUNITIES, INC.	88,179	109,711
20,430	CHAMPION HOMES, INC.(b)	1,228,791	1,279,122
1,580	CHEESECAKE FACTORY (THE), INC.	83,494	99,003
106,818	COURSERA, INC.(b)	818,479	935,726
5,633	DANA, INC.	70,615	96,606
11,275	DENNY'S CORP.(b)	181,459	46,227
1,216	DORMAN PRODUCTS, INC.(b)	134,927	149,167
93,714	DREAM FINDERS HOMES, INC., CLASS A(b)	1,966,470	2,355,033
494	ETHAN ALLEN INTERIORS, INC.	12,299	13,758
5,179	ETSY, INC.(b)	263,727	259,779
3,500	FOOT LOCKER, INC.(b)	83,323	85,750
3,310	FRONTDOOR, INC.(b)	134,010	195,091
86,894	GENESCO, INC.(b)	2,595,043	1,710,943
64,278	GILDAN ACTIVEWEAR, INC.(c)	1,528,994	3,165,049
2,340	GREEN BRICK PARTNERS, INC.(b)	138,667	147,139
300	GROUP 1 AUTOMOTIVE, INC.	129,549	131,013
3,600	GUESS?, INC.(c)	40,127	43,524
232,572	HANESBRANDS, INC.(b)	2,565,038	1,065,180
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
25,870	HASBRO, INC.	$1,202,875	1,909,723
57,931	HAVERTY FURNITURE COS., INC.	1,381,394	1,178,896
29,560	HELEN OF TROY LTD.(b)	1,769,836	838,913
47,911	HOOKER FURNISHINGS CORP.	1,123,840	506,898
1,588	INSTALLED BUILDING PRODUCTS, INC.	233,340	286,348
17,090	KOHL'S CORP.	120,233	144,923
2,251	KONTOOR BRANDS, INC.	140,591	148,498
40,231	LAKELAND INDUSTRIES, INC.	872,661	547,544
157,311	LATHAM GROUP, INC.(b)	1,018,395	1,003,644
1,609	LA-Z-BOY, INC.	53,344	59,807
1,488	LCI INDUSTRIES	118,023	135,691
4,900	LEGGETT & PLATT, INC.	40,504	43,708
14,738	LGI HOMES, INC.(b)	771,621	759,302
57,082	LINCOLN EDUCATIONAL SERVICES CORP.(b)	1,023,077	1,315,740
21,150	LUCKY STRIKE ENTERTAINMENT CORP.(d)	208,592	193,099
1,700	M/I HOMES, INC.(b)	198,341	190,604
119,454	MALIBU BOATS, INC., CLASS A(b)	5,247,405	3,743,688
575	MARINEMAX, INC.(b)	13,007	14,456
14,449	MONARCH CASINO & RESORT, INC.	1,149,111	1,248,972
3,373	NATIONAL VISION HOLDINGS, INC.(b)	35,101	77,613
177,684	NEWELL BRANDS, INC.	1,611,712	959,494
9,114	PATRICK INDUSTRIES, INC.	554,767	840,949
80,038	PELOTON INTERACTIVE, INC., CLASS A(b)	737,151	555,464
12,427	PENN ENTERTAINMENT, INC.(b)	188,336	222,070
1,044	PHINIA, INC.	46,985	46,448
1,320	PURSUIT ATTRACTIONS AND HOSPITALITY, INC.(b)	39,638	38,056
18,521	PVH CORP.	923,940	1,270,541
21,117	RUSH STREET INTERACTIVE, INC.(b)	256,054	314,643
18,604	SABRE CORP.(b)	40,469	58,789
1,787	SHAKE SHACK, INC., CLASS A(b)	119,702	251,252
36,521	SHOE CARNIVAL, INC.	872,048	683,308
1,626	SIGNET JEWELERS LTD.	99,042	129,348
2,320	SIX FLAGS ENTERTAINMENT CORP.(b)	73,577	70,598
6,635	SLEEP NUMBER CORP.(b)	577,901	44,819
2,269	SONIC AUTOMOTIVE, INC., CLASS A	136,429	181,361
5,198	SONOS, INC.(b)	47,593	56,190
1,500	STANDARD MOTOR PRODUCTS, INC.	39,313	46,080
2,000	STEVEN MADDEN LTD.	49,355	47,960
1,600	STRATEGIC EDUCATION, INC.	102,399	136,208
3,451	STRIDE, INC.(b)	379,084	501,051
1,391	STURM RUGER & CO., INC.	49,613	49,937
58,587	SUPER GROUP SGHC LTD.	466,135	642,699
73,474	THREDUP, INC., CLASS A(b)	524,449	550,320
9,153	TOPGOLF CALLAWAY BRANDS CORP.(b)	62,573	73,682
4,600	TRI POINTE HOMES, INC.(b)	135,728	146,970
8,545	UDEMY, INC.(b)	64,168	60,071
2,066	UPBOUND GROUP, INC.	45,702	51,857
29,030	URBAN OUTFITTERS, INC.(b)	1,144,197	2,105,836
50,960	VALVOLINE, INC.(b)	1,850,767	1,929,855
1,900	VICTORIA'S SECRET & CO.(b)	39,896	35,188
54,593	WINNEBAGO INDUSTRIES, INC.	2,598,522	1,583,197
2,801	WOLVERINE WORLD WIDE, INC.	39,759	50,642
1,541	XPEL, INC.(b)	42,236	55,322
		55,670,094	50,674,330	11.87%
Consumer Staples:
1,802	ANDERSONS (THE), INC.	56,601	66,224
9,400	B&G FOODS, INC.	38,404	39,762
11,399	CAL-MAINE FOODS, INC.	815,898	1,135,682
2,442	CENTRAL GARDEN & PET CO., CLASS A(b)	77,593	76,410
22,350	CHEFS' WAREHOUSE (THE), INC.(b)	731,729	1,426,154
2,100	EDGEWELL PERSONAL CARE CO.	58,249	49,161
2,800	ENERGIZER HOLDINGS, INC.	63,943	56,448
113,630	FLOWERS FOODS, INC.	2,747,775	1,815,808
400	FRESH DEL MONTE PRODUCE, INC.	10,912	12,968
2,100	FRESHPET, INC.(b)	167,428	142,716
11,984	INGREDION, INC.	1,126,376	1,625,270
900	INTERPARFUMS, INC.	68,995	118,179
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
130,397	MAMAMANCINI'S HOLDINGS, INC.(b)	$439,628	1,082,295
2,327	MGP INGREDIENTS, INC.	73,323	69,740
1,800	NATIONAL BEVERAGE CORP.(b)	71,312	77,832
6,784	NATURE'S SUNSHINE PRODUCTS, INC.(b)	79,725	100,335
1,300	PRICESMART, INC.	76,855	136,552
1,907	SIMPLY GOOD FOODS (THE) CO.(b)	63,972	60,242
1,000	SPARTANNASH CO.	18,620	26,490
30,722	SPECTRUM BRANDS HOLDINGS, INC.	2,187,264	1,628,266
1,994	SPROUTS FARMERS MARKET, INC.(b)	289,879	328,292
721	TOOTSIE ROLL INDUSTRIES, INC.	19,677	24,118
22,218	UNIVERSAL CORP.	1,135,525	1,293,976
40,103	USANA HEALTH SCIENCES, INC.(b)	3,141,755	1,224,345
27,701	VITA COCO (THE) CO., INC.(b)	769,554	1,000,006
34,464	VITAL FARMS, INC.(b)	1,088,784	1,327,553
720	WD-40 CO.	157,722	164,225
2,910	WK KELLOGG CO.	47,482	46,385
		15,624,980	15,155,434	3.55%
Energy:
2,831	ARCHROCK, INC.	67,523	70,294
121,440	ATLAS ENERGY SOLUTIONS, INC.(d)	2,367,290	1,623,653
79,060	BERRY CORP.	201,757	218,996
4,155	CACTUS, INC., CLASS A	160,990	181,657
1,826	CALIFORNIA RESOURCES CORP.	64,581	83,393
362	CHEVRON CORP.	35,198	51,835
11,603	COMSTOCK RESOURCES, INC.(b)	221,412	321,055
1,592	CORE NATURAL RESOURCES, INC.	101,100	111,026
7,985	CRESCENT ENERGY CO., CLASS A	67,917	68,671
99,021	DMC GLOBAL, INC.(b)	3,326,938	798,109
2,780	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	17,755	17,347
7,087	HELMERICH & PAYNE, INC.	130,561	107,439
545	INTERNATIONAL SEAWAYS, INC.	18,736	19,882
5,000	LIBERTY ENERGY, INC.	58,880	57,400
9,923	MAGNOLIA OIL & GAS CORP., CLASS A	226,330	223,069
120,278	NOV, INC.	1,502,707	1,495,055
4,502	OCEANEERING INTERNATIONAL, INC.(b)	74,741	93,281
14,800	PATTERSON-UTI ENERGY, INC.	83,107	87,764
6,100	PEABODY ENERGY CORP.	78,543	81,862
6,297	SM ENERGY CO.	145,938	155,599
1,200	TIDEWATER, INC.(b)	49,462	55,356
2,619	VITAL ENERGY, INC.(b)	40,194	42,140
14,370	WEATHERFORD INTERNATIONAL PLC	991,102	722,955
8,100	WORLD KINECT CORP.	190,480	229,635
		10,223,242	6,917,473	1.62%
Financials:
7,700	ACADIAN ASSET MANAGEMENT, INC.	136,180	271,348
48,604	AMERICAN INTEGRITY INSURANCE GROUP, INC.(b)	807,365	893,828
1,200	AMERIS BANCORP	72,947	77,640
5,354	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	47,380	51,827
4,700	ARMOUR RESIDENTIAL REIT, INC.	75,758	79,007
2,900	ARTISAN PARTNERS ASSET MANAGEMENT, INC., CLASS A	92,935	128,557
82,381	ASSOCIATED BANC-CORP	1,415,355	2,009,273
2,514	ASSURED GUARANTY LTD.	225,053	218,969
10,077	AXOS FINANCIAL, INC.(b)	474,815	766,255
12,902	BANC OF CALIFORNIA, INC.	153,060	181,273
2,200	BANCFIRST CORP.	219,431	271,964
800	BANCORP (THE), INC.(b)	42,880	45,576
3,900	BANK OF HAWAII CORP.	184,963	263,367
800	BANNER CORP.	52,624	51,320
8,000	BERKSHIRE HILLS BANCORP, INC.	167,165	200,320
18,800	BGC GROUP, INC., CLASS A	175,020	192,324
7,977	BLACKSTONE MORTGAGE TRUST, INC., CLASS A	113,574	153,557
28,607	BOWHEAD SPECIALTY HOLDINGS, INC.(b)	486,319	1,073,621
30,813	BREAD FINANCIAL HOLDINGS, INC.	1,166,133	1,760,039
119,810	BURFORD CAPITAL LTD.	1,660,416	1,708,491
10,464	CAPITOL FEDERAL FINANCIAL, INC.	48,712	63,830
1,620	CATHAY GENERAL BANCORP	75,116	73,759
600	CITY HOLDING CO.	53,184	73,452
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
48,838	CNO FINANCIAL GROUP, INC.	$851,177	1,884,170
1,200	COHEN & STEERS, INC.	93,515	90,420
171,015	COLUMBIA BANKING SYSTEM, INC.	4,049,586	3,998,331
47,015	COMMERCE BANCSHARES, INC.	2,046,537	2,922,923
600	COMMUNITY FINANCIAL SYSTEM, INC.	25,494	34,122
12,000	CVB FINANCIAL CORP.	199,210	237,480
5,204	DAVE, INC.(b)	575,011	1,396,806
31,606	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	1,563,713	1,948,510
6,800	EAGLE BANCORP, INC.	116,183	132,464
13,400	ELLINGTON FINANCIAL, INC.	148,649	174,066
4,900	ENCORE CAPITAL GROUP, INC.(b)	168,982	189,679
923	ENOVA INTERNATIONAL, INC.(b)	88,317	102,933
13,481	ESQUIRE FINANCIAL HOLDINGS, INC.	403,316	1,276,111
27,765	ESSENT GROUP LTD.	980,408	1,686,168
2,936	EVERTEC, INC.	90,899	105,843
103,775	EZCORP, INC., CLASS A(b)	891,209	1,440,397
9,635	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	1,262,413	1,871,888
75,785	FINWISE BANCORP(b)	1,165,762	1,137,533
2,096	FIRST BANCORP	87,400	92,413
7,878	FIRST BANCORP (NEW YORK EXCHANGE)	158,756	164,099
500	FIRST FINANCIAL BANCORP	12,974	12,130
8,600	FIRST HAWAIIAN, INC.	159,089	214,656
3,326	FIRST WESTERN FINANCIAL, INC.(b)	67,266	75,035
2,960	FIRSTCASH HOLDINGS, INC.	404,046	400,014
2,200	FRANKLIN BSP REALTY TRUST, INC.	24,406	23,518
7,168	GENWORTH FINANCIAL, INC.(b)	43,957	55,767
55,376	GLACIER BANCORP, INC.	1,963,835	2,385,598
7,647	GLOBE LIFE, INC.	428,372	950,446
1,458	GOOSEHEAD INSURANCE, INC., CLASS A	132,110	153,834
4,070	HCI GROUP, INC.	445,526	619,454
2,500	HILLTOP HOLDINGS, INC.	66,017	75,875
4,200	HOPE BANCORP, INC.	38,242	45,066
1,951	HORACE MANN EDUCATORS CORP.	69,639	83,834
909	HUNTINGTON BANCSHARES, INC.	9,494	15,235
3,906	JACKSON FINANCIAL, INC., CLASS A	323,204	346,814
52,362	JDC GROUP A.G.(b)(c)	1,195,017	1,443,308
2,700	KKR REAL ESTATE FINANCE TRUST, INC.	23,910	23,679
3,400	LAKELAND FINANCIAL CORP.	190,694	208,930
8,540	LENDINGTREE, INC.(b)	413,120	316,578
7,545	LINCOLN NATIONAL CORP.	190,718	261,057
892	MERCURY GENERAL CORP.	48,685	60,067
3,400	MOELIS & CO., CLASS A	172,895	211,888
225	MR COOPER GROUP, INC.(b)	8,997	33,572
2,667	NCR ATLEOS CORP.(b)	70,128	76,089
5,616	NEW YORK MORTGAGE TRUST, INC.	34,684	37,627
31,565	NMI HOLDINGS, INC.(b)	1,164,385	1,331,727
7,700	NORTHWEST BANCSHARES, INC.	78,507	98,406
253	OFG BANCORP	5,987	10,828
107,507	OLD NATIONAL BANCORP	1,568,018	2,294,199
313,147	OPEN LENDING CORP.(b)	503,748	607,505
7,333	PACIFIC PREMIER BANCORP, INC.	158,634	154,653
1,158	PALOMAR HOLDINGS, INC.(b)	177,358	178,621
400	PARK NATIONAL CORP.	63,194	66,904
20,100	PAYONEER GLOBAL, INC.(b)	89,953	137,685
3,200	PENNYMAC MORTGAGE INVESTMENT TRUST	39,092	41,152
64,818	PERELLA WEINBERG PARTNERS	857,782	1,258,766
893	PIPER SANDLER COS.	203,063	248,200
301	PJT PARTNERS, INC., CLASS A	40,463	49,668
7,628	PRIORITY TECHNOLOGY HOLDINGS, INC.(b)	66,543	59,346
2,100	PROG HOLDINGS, INC.	48,260	61,635
5,790	RADIAN GROUP, INC.	154,838	208,556
8,900	REDWOOD TRUST, INC.	48,449	52,599
4,179	REGIONAL MANAGEMENT CORP.	132,682	122,069
1,500	RENASANT CORP.	52,663	53,895
3,235	SEACOAST BANKING CORP. OF FLORIDA	68,991	89,351
2,200	SERVISFIRST BANCSHARES, INC.	111,050	170,522
6,616	SEZZLE, INC.(b)	267,382	1,185,918
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
10,210	SIMMONS FIRST NATIONAL CORP., CLASS A	$192,849	193,582
2,847	SIRIUSPOINT LTD.(b)(c)	40,048	58,050
22,551	SKYWARD SPECIALTY INSURANCE GROUP, INC.(b)	518,088	1,303,222
2,500	SOUTHSIDE BANCSHARES, INC.	69,393	73,575
2,391	SOUTHSTATE CORP.	150,567	220,044
1,914	STEPSTONE GROUP, INC., CLASS A	108,171	106,227
24,160	STEWART INFORMATION SERVICES CORP.	1,046,351	1,572,816
1,777	STONEX GROUP, INC.(b)	153,263	161,956
75,976	SUNRISE REALTY TRUST, INC.	830,894	805,346
30,910	SYNOVUS FINANCIAL CORP.	857,377	1,599,592
24,914	THIRD COAST BANCSHARES, INC.(b)	631,041	813,940
544	TRIUMPH FINANCIAL, INC.(b)	32,537	29,980
2,081	TRUPANION, INC.(b)	66,742	115,183
11,400	UNITED COMMUNITY BANKS, INC.	276,626	339,606
38,838	UNIVEST FINANCIAL CORP.	713,192	1,166,694
25,113	VICTORY CAPITAL HOLDINGS, INC., CLASS A	1,416,230	1,598,945
4,237	VIRTU FINANCIAL, INC., CLASS A	160,048	189,775
400	VIRTUS INVESTMENT PARTNERS, INC.	67,812	72,560
3,444	WAFD, INC.	103,136	100,840
78	WALKER & DUNLOP, INC.	5,251	5,497
46,009	WEBSTER FINANCIAL CORP.	1,994,582	2,512,091
1,227	WHITE MOUNTAINS INSURANCE GROUP LTD.	2,221,414	2,203,348
2,840	WISDOMTREE, INC.	13,871	32,688
100	WORLD ACCEPTANCE CORP.(b)	10,682	16,512
84,466	WSFS FINANCIAL CORP.	3,754,721	4,645,630
		50,785,875	68,045,928	15.94%
Health Care:
1,900	ACADIA PHARMACEUTICALS, INC.(b)	41,852	40,983
8,506	ADDUS HOMECARE CORP.(b)	700,889	979,806
14,396	ADMA BIOLOGICS, INC.(b)	242,168	262,151
137,679	ALECTOR, INC.(b)	321,821	192,751
22,397	ALIGNMENT HEALTHCARE, INC.(b)	335,433	313,558
68,644	ALKERMES PLC(b)(c)	2,087,458	1,963,905
123,634	AMICUS THERAPEUTICS, INC.(b)	763,163	708,423
5,403	AMN HEALTHCARE SERVICES, INC.(b)	118,939	111,680
207,980	AMNEAL PHARMACEUTICALS, INC.(b)	1,779,726	1,682,558
2,035	AMPHASTAR PHARMACEUTICALS, INC.(b)	58,629	46,724
1,200	ANI PHARMACEUTICALS, INC.(b)	69,383	78,300
7,166	ANIKA THERAPEUTICS, INC.(b)	114,311	75,816
466,315	AOTI, INC.(b)	742,370	576,079
2,951	ARCUS BIOSCIENCES, INC.(b)	26,402	24,021
6,483	ARDENT HEALTH, INC.(b)	79,700	88,558
6,264	ARROWHEAD PHARMACEUTICALS, INC.(b)	84,088	98,971
94,860	ARVINAS, INC.(b)	756,766	698,170
3,900	ASTRANA HEALTH, INC.(b)	100,782	97,032
36,051	ATRICURE, INC.(b)	1,437,205	1,181,391
11,708	AVEANNA HEALTHCARE HOLDINGS, INC.(b)	59,098	61,233
77,919	AXOGEN, INC.(b)	1,219,618	845,421
2,000	AZENTA, INC.(b)	54,215	61,560
232,177	BIOCRYST PHARMACEUTICALS, INC.(b)	1,758,305	2,080,306
1,249	BIOLIFE SOLUTIONS, INC.(b)	27,265	26,903
43,033	BIOTE CORP., CLASS A(b)	215,106	172,993
7,469	CASTLE BIOSCIENCES, INC.(b)	146,861	152,517
6,693	CATALYST PHARMACEUTICALS, INC.(b)	110,658	145,238
11,472	CERTARA, INC.(b)	128,877	134,222
8,370	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	1,134,110	1,269,980
39,200	COMMUNITY HEALTH SYSTEMS, INC.(b)	106,597	133,280
4,987	CONCENTRA GROUP HOLDINGS PARENT, INC.	81,234	102,583
36,820	CONMED CORP.	2,677,217	1,917,586
4,928	CORCEPT THERAPEUTICS, INC.(b)	323,856	361,715
792	CORVEL CORP.(b)	88,030	81,402
20,764	CRYOPORT, INC.(b)	158,500	154,899
35,400	CYTEK BIOSCIENCES, INC.(b)	88,328	120,360
104,410	DENTSPLY SIRONA, INC.	2,987,801	1,658,031
1,179	DYNAVAX TECHNOLOGIES CORP.(b)	13,202	11,696
3,600	EMBECTA CORP.	38,003	34,884
2,484	ENOVIS CORP.(b)	83,945	77,898
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
168	ENSIGN GROUP (THE), INC.	$13,918	25,916
91,886	ENVISTA HOLDINGS CORP.(b)	1,731,001	1,795,452
37,022	ESTABLISHMENT LABS HOLDINGS, INC.(b)(c)(d)	1,345,464	1,581,210
61,141	EVOLUS, INC.(b)	547,278	563,109
8,901	FULCRUM THERAPEUTICS, INC.(b)	31,713	61,239
3,808	FULGENT GENETICS, INC.(b)	63,882	75,703
2,607	GLAUKOS CORP.(b)	248,572	269,277
8,562	HARMONY BIOSCIENCES HOLDINGS, INC.(b)	253,309	270,559
44,851	HARROW HEALTH, INC.(b)	801,185	1,369,750
19,735	HARVARD BIOSCIENCE, INC.(b)	48,389	8,758
16,538	HEALTHSTREAM, INC.	465,885	457,606
22,032	HILLEVAX, INC.(b)	43,645	43,844
1,683	ICU MEDICAL, INC.(b)	149,647	222,408
2,551	INNOVIVA, INC.(b)	46,446	51,250
1,154	INSMED, INC.(b)	117,506	116,139
16,250	INTEGER HOLDINGS CORP.(b)	1,309,691	1,998,262
9,600	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	121,973	117,792
55,977	IOVANCE BIOTHERAPEUTICS, INC.(b)(d)	530,438	96,280
3,745	IRADIMED CORP.	187,064	223,914
112,134	IRONWOOD PHARMACEUTICALS, INC.(b)	458,101	80,422
106,903	JOURNEY MEDICAL CORP.(b)	571,591	767,564
102,521	KINIKSA PHARMACEUTICALS INTERNATIONAL PLC(b)	2,064,418	2,836,756
18,987	LEMAITRE VASCULAR, INC.	990,237	1,576,870
18,610	LIGAND PHARMACEUTICALS, INC.(b)	1,749,941	2,115,585
50,311	MACROGENICS, INC.(b)	170,602	60,876
77,846	MANNKIND CORP.(b)	454,101	291,144
3,312	MERIT MEDICAL SYSTEMS, INC.(b)	207,485	309,606
300	MESA LABORATORIES, INC.	30,924	28,266
9,446	MIRUM PHARMACEUTICALS, INC.(b)	220,748	480,707
16,400	MYRIAD GENETICS, INC.(b)	71,099	87,084
126	NATIONAL HEALTHCARE CORP.	12,473	13,483
23,307	NEUMORA THERAPEUTICS, INC.(b)	19,258	17,091
20,247	NOVOCURE LTD.(b)(c)	346,085	360,397
5,286	OMNIAB, INC.(b)(e)	-	-
5,286	OMNIAB, INC. (EARNOUT SHARES)(b)(e)	-	-
133,867	OMNIAB, INC. (NASDAQ GLOBAL MARKET EXCHANGE)(b)	821,006	232,929
1,900	OMNICELL, INC.(b)	55,817	55,860
73,397	OPTIMIZERX CORP.(b)	1,092,365	990,859
106,326	ORGANOGENESIS HOLDINGS, INC.(b)	307,981	389,153
21,824	ORGANON & CO.	246,501	211,256
10,459	OWENS & MINOR, INC.(b)	85,801	95,177
19,900	PACIRA BIOSCIENCES, INC.(b)	623,141	475,610
23,165	PENNANT GROUP (THE), INC.(b)	272,834	691,475
74,760	PERRIGO CO. PLC(c)	2,565,149	1,997,587
30,600	PHIBRO ANIMAL HEALTH CORP., CLASS A	699,107	781,524
62,435	PHREESIA, INC.(b)	1,472,507	1,776,900
19,488	PLIANT THERAPEUTICS, INC.(b)	261,970	22,606
2,021	PREMIER, INC., CLASS A	40,415	44,321
1,444	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	114,854	115,303
6,205	PRIVIA HEALTH GROUP, INC.(b)	145,627	142,715
44,795	PROGYNY, INC.(b)	964,141	985,490
2,500	PROTAGONIST THERAPEUTICS, INC.(b)	102,664	138,175
77,681	PROTHENA CORP. PLC(b)(c)	452,017	471,524
35,410	PTC THERAPEUTICS, INC.(b)	1,430,951	1,729,424
3,449	QUIDELORTHO CORP.(b)	95,787	99,400
3,167	RADNET, INC.(b)	159,796	180,234
20,872	RIGEL PHARMACEUTICALS, INC.(b)	428,461	390,933
42,312	ROCKET PHARMACEUTICALS, INC.(b)	301,459	103,664
6,844	SCHOLAR ROCK HOLDING CORP.(b)	210,283	242,414
5,543	SCHRODINGER, INC.(b)	111,014	111,525
177,858	SCPHARMACEUTICALS, INC.(b)(d)	742,676	677,639
11,649	SELECT MEDICAL HOLDINGS CORP.	162,338	176,832
15,811	SIGHT SCIENCES, INC.(b)	58,868	65,299
1,200	SIMULATIONS PLUS, INC.	38,183	20,940
2,298	STAAR SURGICAL CO.(b)	41,105	38,560
30,511	SUPERNUS PHARMACEUTICALS, INC.(b)	1,031,772	961,707
32,604	TANDEM DIABETES CARE, INC.(b)	580,219	607,739
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
22,465	TELADOC HEALTH, INC.(b)	$176,541	195,670
23,903	TELEFLEX, INC.	2,910,594	2,829,159
2,126	TG THERAPEUTICS, INC.(b)	68,275	76,515
1,649	TRANSMEDICS GROUP, INC.(b)	114,587	220,982
11,306	TRAVERE THERAPEUTICS, INC.(b)	338,628	167,329
332	U.S. PHYSICAL THERAPY, INC.	25,780	25,962
5,592	UFP TECHNOLOGIES, INC.(b)	1,085,703	1,365,343
34,825	UROGEN PHARMA LTD.(b)(d)	580,064	477,102
8,256	UTAH MEDICAL PRODUCTS, INC.	936,764	469,932
348,943	VAREX IMAGING CORP.(b)	5,953,960	3,025,336
2,154	VERICEL CORP.(b)	77,457	91,653
15,319	VERONA PHARMA PLC ADR(b)(c)(f)	236,935	1,448,871
141,283	VIEMED HEALTHCARE, INC.(b)	858,920	976,266
50,419	VIRIDIAN THERAPEUTICS, INC.(b)	913,818	704,858
13,239	Y-MABS THERAPEUTICS, INC.(b)	295,381	59,708
		67,076,196	64,359,363	15.07%
Industrials:
500	AAR CORP.(b)	18,655	34,395
42,595	ABM INDUSTRIES, INC.	2,133,998	2,010,910
37,840	ADENTRA, INC.(c)	859,850	801,677
1,223	AEROVIRONMENT, INC.(b)	176,748	348,494
58,514	AIR LEASE CORP.	1,991,706	3,422,484
552	ALAMO GROUP, INC.	93,160	120,546
1,367	ALBANY INTERNATIONAL CORP., CLASS A	89,509	95,868
5,302	AMENTUM HOLDINGS, INC.(b)	114,978	125,180
75,321	AMERICAN WOODMARK CORP.(b)	5,542,622	4,019,882
34,480	API GROUP CORP.(b)	942,388	1,760,204
300	APOGEE ENTERPRISES, INC.	12,364	12,180
3,236	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	747,742	752,208
1,766	ARCBEST CORP.	104,075	136,000
1,800	ARCOSA, INC.	108,698	156,078
8,424	ARGAN, INC.	1,286,134	1,857,324
11,784	ARMSTRONG WORLD INDUSTRIES, INC.	1,287,639	1,914,193
1,200	ASTEC INDUSTRIES, INC.	41,003	50,028
50,011	ASURE SOFTWARE, INC.(b)	421,373	488,107
200	ATI, INC.(b)	7,972	17,268
248	AZZ, INC.	21,591	23,431
1,177	BOISE CASCADE CO.	67,222	102,187
2,600	BRADY CORP., CLASS A	111,195	176,722
102,700	BRIGHTVIEW HOLDINGS, INC.(b)	1,202,612	1,709,955
17,238	CIMPRESS PLC(b)(c)	1,328,161	810,186
43,892	CONCENTRIX CORP.	2,484,112	2,319,912
13,907	CONSTRUCTION PARTNERS, INC., CLASS A(b)	490,388	1,478,036
5,652	CORECIVIC, INC.(b)	102,633	119,088
7,879	CRA INTERNATIONAL, INC.	784,651	1,476,288
32,457	CSG SYSTEMS INTERNATIONAL, INC.	1,584,044	2,119,767
549	CSW INDUSTRIALS, INC.	169,376	157,470
2,100	DELUXE CORP.	32,418	33,411
5,300	DNOW, INC.(b)	79,797	78,599
91,594	DOUGLAS DYNAMICS, INC.	2,192,015	2,699,275
10,325	DXP ENTERPRISES, INC.(b)	658,408	904,986
1,274	DYCOM INDUSTRIES, INC.(b)	172,877	311,353
48,360	ENERPAC TOOL GROUP CORP.	1,015,090	1,961,482
610	ENPRO, INC.	52,433	116,846
9,700	ENVIRI CORP.(b)	54,422	84,196
10,653	ESAB CORP.	406,633	1,284,219
333	ESCO TECHNOLOGIES, INC.	52,942	63,893
3,000	EVERUS CONSTRUCTION GROUP, INC.(b)	114,050	190,590
552	FEDERAL SIGNAL CORP.	42,791	58,744
37,095	FIVERR INTERNATIONAL LTD.(b)(c)	835,263	1,087,996
40,562	FRANKLIN COVEY CO.(b)	1,672,531	925,625
51,276	GATES INDUSTRIAL CORP. PLC(b)	615,818	1,180,886
6,784	GEO GROUP (THE), INC.(b)	175,884	162,477
1,400	GIBRALTAR INDUSTRIES, INC.(b)	56,403	82,600
1,600	GMS, INC.(b)	116,093	174,000
21,340	GORMAN-RUPP (THE) CO.	631,256	783,605
29,392	GRAHAM CORP.(b)	392,159	1,455,198
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
13,524	GRANITE CONSTRUCTION, INC.	$638,788	1,264,629
1,189	GRIFFON CORP.	73,824	86,048
7,300	HAYWARD HOLDINGS, INC.(b)	103,702	100,740
6,000	HEALTHCARE SERVICES GROUP, INC.(b)	64,838	90,180
1,600	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	65,619	73,216
6,346	HUB GROUP, INC., CLASS A	218,230	212,147
3,876	HURON CONSULTING GROUP, INC.(b)	540,553	533,105
27,080	HYSTER-YALE, INC.	1,311,817	1,077,242
11,638	ICF INTERNATIONAL, INC.	1,129,691	985,855
1,500	INSTEEL INDUSTRIES, INC.	39,313	55,815
263,730	JANUS INTERNATIONAL GROUP, INC.(b)	3,201,929	2,146,762
1,848	JBT MAREL CORP.	176,786	222,240
34,680	JETBLUE AIRWAYS CORP.(b)	136,818	146,696
400	KADANT, INC.	126,432	126,980
32,592	KARAT PACKAGING, INC.	693,792	917,791
2,443	KENNAMETAL, INC.	48,120	56,091
15,806	KFORCE, INC.	897,016	650,101
32,986	KORN FERRY	1,615,341	2,418,863
7,600	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.(b)	247,499	353,020
124,710	LEGALZOOM.COM, INC.(b)	1,014,911	1,111,166
11,235	LEONARDO DRS, INC.	458,242	522,203
24,932	LIMBACH HOLDINGS, INC.(b)	1,526,084	3,492,973
564	LINDSAY CORP.	72,235	81,357
74,561	LIQUIDITY SERVICES, INC.(b)	1,589,751	1,758,894
130,150	MASTERBRAND, INC.(b)	1,267,201	1,422,540
1,360	MATSON, INC.	88,996	151,436
741	MERCURY SYSTEMS, INC.(b)	30,270	39,910
881	MOOG, INC., CLASS A	150,352	159,435
195,420	MRC GLOBAL, INC.(b)	1,748,327	2,679,208
13,834	MSA SAFETY, INC.	2,415,912	2,317,610
1,092	MUELLER INDUSTRIES, INC.	78,416	86,781
5,436	MUELLER WATER PRODUCTS, INC., CLASS A	143,760	130,681
4,013	MYR GROUP, INC.(b)	551,772	728,159
145,080	NPK INTERNATIONAL, INC.(b)	988,514	1,234,631
2,300	NV5 GLOBAL, INC.(b)	40,474	53,107
5,359	OPENLANE, INC.(b)	77,544	131,028
72,612	ORION GROUP HOLDINGS, INC.(b)	622,057	658,591
8,928	PITNEY BOWES, INC.	78,795	97,404
400	POWELL INDUSTRIES, INC.	65,846	84,180
1,000	PROTO LABS, INC.(b)	37,760	40,040
647	QUANEX BUILDING PRODUCTS CORP.	12,287	12,228
120,833	RESIDEO TECHNOLOGIES, INC.(b)	2,071,956	2,665,576
2,667	RESOLUTE HOLDINGS MANAGEMENT, INC.(b)(d)	101,613	84,997
34,530	ROBERT HALF INTERNATIONAL, INC.	1,735,625	1,417,457
16,085	RUSH ENTERPRISES, INC., CLASS A	294,011	828,538
13,871	RXO, INC.(b)	198,970	218,052
157,406	SHYFT GROUP (THE), INC.	1,830,369	1,973,871
1,571	SKYWEST, INC.(b)	139,989	161,766
1,791	SPX TECHNOLOGIES, INC.(b)	239,113	300,315
9,715	STANDEX INTERNATIONAL CORP.	1,469,138	1,520,203
333,783	STEELCASE, INC., CLASS A	4,163,167	3,481,357
1,340	STERLING INFRASTRUCTURE, INC.(b)	195,652	309,178
8,315	SUN COUNTRY AIRLINES HOLDINGS, INC.(b)	105,818	97,701
9,171	SUNRUN, INC.(b)	64,064	75,019
39,937	TAT TECHNOLOGIES LTD.(b)(c)	1,036,893	1,219,676
21,820	TECNOGLASS, INC.	940,282	1,687,995
646	TENNANT CO.	45,805	50,052
3,736	TEREX CORP.	118,136	174,434
18,620	TIMKEN (THE) CO.	1,327,367	1,350,881
8,322	TITAN INTERNATIONAL, INC.(b)	57,606	85,467
2,936	TRINITY INDUSTRIES, INC.	64,230	79,301
3,102	TRIUMPH GROUP, INC.(b)	78,718	79,877
112,956	TRUEBLUE, INC.(b)	1,635,350	731,955
200	UNIFIRST CORP.	37,788	37,644
113,168	UPWORK, INC.(b)	1,771,181	1,520,978
1,797	VERRA MOBILITY CORP.(b)	39,710	45,626
7,874	VICOR CORP.(b)	308,889	357,165
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
3,574	VIRCO MFG. CORP.	$31,241	28,521
8,281	VSE CORP.	650,695	1,084,645
29,875	WILLDAN GROUP, INC.(b)	1,369,280	1,867,486
2,300	WILLSCOT HOLDINGS CORP.	63,497	63,020
13,760	WOODWARD, INC.	1,247,458	3,372,438
1,874	WORTHINGTON ENTERPRISES, INC.	75,908	119,261
1,225	ZURN ELKAY WATER SOLUTIONS CORP.	41,330	44,798
		81,636,345	97,902,382	22.93%
Information Technology:
13,899	8X8, INC.(b)	38,013	27,242
13,600	A10 NETWORKS, INC.	166,129	263,160
251	ACI WORLDWIDE, INC.(b)	11,441	11,523
5,427	ACM RESEARCH, INC., CLASS A(b)	114,510	140,559
833	ADEIA, INC.	10,296	11,779
1,342	ADVANCED ENERGY INDUSTRIES, INC.	101,891	177,815
34,295	AEHR TEST SYSTEMS(b)(d)	415,873	443,434
900	AGILYSYS, INC.(b)	47,400	103,176
19,726	ALARM.COM HOLDINGS, INC.(b)	1,071,504	1,115,900
26,059	AMBARELLA, INC.(b)	1,432,096	1,721,588
56,396	APPIAN CORP., CLASS A(b)	1,713,391	1,683,985
255,752	ARLO TECHNOLOGIES, INC.(b)	2,237,391	4,337,554
10,860	ARROW ELECTRONICS, INC.(b)	1,039,688	1,383,890
89,601	ASANA, INC., CLASS A(b)	1,543,793	1,209,613
77,270	AUDIOEYE, INC.(b)	1,157,556	900,195
81,718	AVEPOINT, INC.(b)	940,682	1,577,975
43,099	AVNET, INC.	1,687,956	2,287,695
3,673	AXCELIS TECHNOLOGIES, INC.(b)	179,633	255,971
3,178	BADGER METER, INC.	698,619	778,451
14,100	BEL FUSE, INC., CLASS B	1,078,047	1,377,429
5,668	BELDEN, INC.	616,491	656,354
1,600	BENCHMARK ELECTRONICS, INC.	58,365	62,128
7,385	BIGCOMMERCE HOLDINGS, INC., CLASS 1(b)	38,987	36,925
195,999	BLACKLINE SAFETY CORP.(b)(c)	921,281	1,036,308
800	BLACKLINE, INC.(b)	44,048	45,296
69,636	BLEND LABS, INC., CLASS A(b)	264,734	229,799
11,276	BOX, INC., CLASS A(b)	370,220	385,301
44,295	CALIX, INC.(b)	1,567,855	2,356,051
11,779	CAMTEK LTD.(b)(c)(d)	845,458	996,032
66,510	CEVA, INC.(b)	2,060,777	1,461,890
13,600	CLEANSPARK, INC.(b)	109,009	150,008
4,000	CLEAR SECURE, INC., CLASS A	97,465	111,040
12,835	CLIMB GLOBAL SOLUTIONS, INC.	829,183	1,372,190
36,239	CODA OCTOPUS GROUP, INC.(b)	292,609	296,435
13,162	COMMVAULT SYSTEMS, INC.(b)	1,985,774	2,294,531
32,007	COMPOSECURE, INC., CLASS A(b)(d)	253,375	450,979
10,794	CONSENSUS CLOUD SOLUTIONS, INC.(b)	460,618	248,910
33,087	CPI CARD GROUP, INC.(b)	718,118	784,824
15,614	CREDO TECHNOLOGY GROUP HOLDING LTD.(b)	1,069,715	1,445,700
31,654	CTS CORP.	1,488,458	1,348,777
35,801	DIGI INTERNATIONAL, INC.(b)	916,346	1,248,023
11,741	DIGITALOCEAN HOLDINGS, INC.(b)	338,725	335,323
4,893	DIODES, INC.(b)	187,089	258,791
21,257	DOMO, INC., CLASS B(b)	295,015	296,960
6,795	DXC TECHNOLOGY CO.(b)	104,410	103,896
700	EPLUS, INC.(b)	44,072	50,470
29,254	EXTREME NETWORKS, INC.(b)	470,299	525,109
600	FABRINET(b)(c)	110,076	176,808
82,845	FASTLY, INC., CLASS A(b)	648,303	584,886
17,213	FRESHWORKS, INC., CLASS A(b)	244,600	256,646
95,122	GRID DYNAMICS HOLDINGS, INC.(b)	1,201,356	1,098,659
4,900	HARMONIC, INC.(b)	44,963	46,403
28,276	I3 VERTICALS, INC., CLASS A(b)	753,197	777,024
2,400	ICHOR HOLDINGS LTD.(b)	39,161	47,136
300	IMPINJ, INC.(b)	34,467	33,321
1,683	INSIGHT ENTERPRISES, INC.(b)	141,925	232,397
21,633	INTAPP, INC.(b)	1,202,271	1,116,695
1,506	INTERDIGITAL, INC.	311,437	337,690
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
1,984	ITRON, INC.(b)	$163,295	261,154
45,810	ITURAN LOCATION AND CONTROL LTD.(c)	1,214,087	1,774,221
135,552	KALTURA, INC.(b)	273,511	272,460
12,600	KNOWLES CORP.(b)	199,526	222,012
1,306	KULICKE & SOFFA INDUSTRIES, INC.(c)	41,804	45,188
6,632	LIVERAMP HOLDINGS, INC.(b)	180,074	219,121
14,376	MARA HOLDINGS, INC.(b)	199,973	225,416
40,951	MAXLINEAR, INC.(b)	635,382	581,914
22,190	MKS, INC.	1,887,861	2,204,798
4,800	NETSCOUT SYSTEMS, INC.(b)	96,844	119,088
77,055	OLO, INC., CLASS A(b)	369,962	685,790
85,639	ONESPAN, INC.	1,340,610	1,429,315
76,566	OOMA, INC.(b)	956,447	987,701
30,130	OPEN TEXT CORP.(c)	742,116	879,796
406	OSI SYSTEMS, INC.(b)	80,016	91,293
52,552	PAGERDUTY, INC.(b)	899,796	802,995
9,323	PAR TECHNOLOGY CORP.(b)	424,923	646,737
33,989	PDF SOLUTIONS, INC.(b)	904,242	726,685
8,468	PENGUIN SOLUTIONS, INC.(b)	144,083	167,751
3,800	PHOTRONICS, INC.(b)	67,240	71,554
10,501	PLEXUS CORP.(b)	1,513,823	1,420,890
18,710	PORCH GROUP, INC.(b)	84,936	220,591
137,438	POWERFLEET, INC. NJ(b)	626,466	592,358
11,468	PROGRESS SOFTWARE CORP.	511,854	732,117
87,225	PROS HOLDINGS, INC.(b)	1,540,325	1,365,943
2,100	QORVO, INC.(b)	159,427	178,311
8,216	QUALYS, INC.(b)	1,064,767	1,173,820
46,165	RADWARE LTD.(b)(c)	1,556,269	1,359,098
817	RAMBUS, INC.(b)	46,190	52,304
21,649	RAPID7, INC.(b)	770,553	500,741
42,863	RED VIOLET, INC.	823,201	2,108,860
90,405	REPOSITRAK, INC.	498,039	1,776,458
10,556	RIMINI STREET, INC.(b)	18,531	39,796
925	ROGERS CORP.(b)	52,781	63,344
3,600	SANMINA CORP.(b)	203,866	352,188
46,414	SCANSOURCE, INC.(b)	1,582,693	1,940,569
2,700	SEMTECH CORP.(b)	99,946	121,878
1,585	SITIME CORP.(b)	236,099	337,732
104,140	SOUNDTHINKING, INC.(b)	1,804,764	1,359,548
1,043	SPS COMMERCE, INC.(b)	121,768	141,942
9,100	TERADATA CORP.(b)	212,535	203,021
4,451	TTM TECHNOLOGIES, INC.(b)	89,225	181,690
1,967	ULTRA CLEAN HOLDINGS, INC.(b)	43,623	44,395
117,159	UPLAND SOFTWARE, INC.(b)	485,624	228,460
66,947	VEECO INSTRUMENTS, INC.(b)	1,531,670	1,360,363
4,700	VIASAT, INC.(b)	40,237	68,620
160,710	WEAVE COMMUNICATIONS, INC.(b)	1,412,536	1,337,107
21,293	WORKIVA, INC.(b)	1,743,716	1,457,506
9,686	XEROX HOLDINGS CORP.	40,347	51,045
		66,603,764	76,290,333	17.87%
Materials:
500	ADVANSIX, INC.	11,615	11,875
616	ALPHA METALLURGICAL RESOURCES, INC.(b)	73,956	69,288
186,798	ASPEN AEROGELS, INC.(b)	1,293,029	1,105,844
2,073	BALCHEM CORP.	343,974	330,022
407	CARPENTER TECHNOLOGY CORP.	62,693	112,487
2,500	CELANESE CORP.	134,843	138,325
16,600	CHEMOURS (THE) CO.	166,254	190,070
2,381	COMPASS MINERALS INTERNATIONAL, INC.(b)	24,540	47,834
5,600	ELEMENT SOLUTIONS, INC.	120,209	126,840
36,967	H.B. FULLER CO.	2,128,654	2,223,565
300	HAWKINS, INC.	40,206	42,630
101,629	HUNTSMAN CORP.	2,002,792	1,058,974
17,101	INGEVITY CORP.(b)	779,689	736,882
1,841	INNOSPEC, INC.	162,966	154,810
249	KAISER ALUMINUM CORP.	14,825	19,895
58,095	KOPPERS HOLDINGS, INC.	1,737,001	1,867,754
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
635	MATERION CORP.	$50,387	50,400
1,700	MINERALS TECHNOLOGIES, INC.	86,510	93,619
7,800	O-I GLASS, INC.(b)	82,958	114,972
69,250	OLIN CORP.	1,974,122	1,391,232
177,840	ORION S.A.	2,370,219	1,865,542
1,200	SEALED AIR CORP.	38,951	37,236
1,105	SENSIENT TECHNOLOGIES CORP.	92,391	108,865
6,249	SMITH-MIDLAND CORP.(b)	140,575	209,716
7,900	SUNCOKE ENERGY, INC.	48,142	67,861
2,092	SYLVAMO CORP.	94,999	104,809
94,485	TRIMAS CORP.	2,646,161	2,703,216
1,864	WARRIOR MET COAL, INC.	54,108	85,427
		16,776,769	15,069,990	3.53%
Real Estate:
3,900	ACADIA REALTY TRUST	48,947	72,423
8,500	ALEXANDER & BALDWIN, INC.	134,404	151,555
1,100	AMERICAN ASSETS TRUST, INC.	21,918	21,725
3,400	APPLE HOSPITALITY REIT, INC.	38,786	39,678
8,838	CARETRUST REIT, INC.	178,960	270,443
3,100	CENTERSPACE	161,585	186,589
3,480	CURBLINE PROPERTIES CORP.	75,798	79,448
23,200	CUSHMAN & WAKEFIELD PLC(b)	195,001	256,824
143,831	DIAMONDROCK HOSPITALITY CO.	1,136,296	1,101,745
6,600	DOUGLAS EMMETT, INC.	84,960	99,264
5,310	EASTERLY GOVERNMENT PROPERTIES, INC.	108,794	117,882
11,600	ELME COMMUNITIES	149,056	184,440
12,200	ESSENTIAL PROPERTIES REALTY TRUST, INC.	268,652	389,302
5,200	EXP WORLD HOLDINGS, INC.	39,915	47,320
10,300	FOUR CORNERS PROPERTY TRUST, INC.	233,120	277,173
1,900	GLOBAL NET LEASE, INC.	13,095	14,345
4,600	HIGHWOODS PROPERTIES, INC.	82,288	143,014
700	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	39,039	38,654
6,212	KENNEDY-WILSON HOLDINGS, INC.	39,917	42,242
4,778	KIMCO REALTY CORP.	57,422	100,433
8,400	LXP INDUSTRIAL TRUST	68,826	69,384
10,849	MACERICH (THE) CO.	159,086	175,537
27,028	MARCUS & MILLICHAP, INC.	884,741	830,030
1,630	MILLROSE PROPERTIES, INC.	40,828	46,471
500	NEXPOINT RESIDENTIAL TRUST, INC.	14,919	16,660
878	OUTFRONT MEDIA, INC.	11,209	14,329
5,868	PHILLIPS EDISON & CO., INC.	216,094	205,556
555	REGENCY CENTERS CORP.	24,356	39,533
25,110	RYMAN HOSPITALITY PROPERTIES, INC.	2,707,080	2,477,604
700	SL GREEN REALTY CORP.	32,844	43,330
2,730	ST. JOE (THE) CO.	101,450	130,221
2,495	STRAWBERRY FIELDS REIT, INC.	29,673	26,297
8,770	SUNSTONE HOTEL INVESTORS, INC.	70,735	76,124
4,600	TANGER, INC.	134,806	140,668
3,405	TERRENO REALTY CORP.	199,321	190,918
500	UNIVERSAL HEALTH REALTY INCOME TRUST	19,146	19,985
4,600	URBAN EDGE PROPERTIES	60,501	85,836
2,500	WHITESTONE REIT	21,790	31,200
		7,905,358	8,254,182	1.93%
Utilities:
1,504	AMERICAN STATES WATER CO.	110,286	115,296
7,500	AVISTA CORP.	243,389	284,625
2,444	CHESAPEAKE UTILITIES CORP.	221,453	293,818
1,600	CLEARWAY ENERGY, INC., CLASS A	38,013	48,416
3,905	CLEARWAY ENERGY, INC., CLASS C	98,728	124,960
637	H2O AMERICA	32,309	33,105
9,328	MDU RESOURCES GROUP, INC.	154,082	155,498
2,800	MIDDLESEX WATER CO.	144,219	151,704
2,000	OTTER TAIL CORP.	153,818	154,180
700	UNITIL CORP.	35,042	36,505
		1,231,339	1,398,107	0.33%
	Sub-total Common Stocks:	388,362,772	417,412,675	97.76%
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Escrows:
Communication Services:
39,067	GCI LIBERTY, INC., CLASS A(b)(e)	$-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Rights:
Health Care:
35,134	POSEIDA THERAPEUTICS, INC. (CONTINGENT VALUE RIGHTS)(b)(e)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
7,272,398	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(g)	7,272,398	7,272,398
10,490,522	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.23%(h)	10,490,522	10,490,522
	Sub-total Short-Term Investments:	17,762,920	17,762,920	4.16%
	Grand total	$406,125,692	435,175,595	101.92%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)
Foreign security values are stated in U.S. dollars. As of June 30, 2025, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 5.66% of net assets.

(d)	Security is either wholly or partially on loan.
(e)	Security has been deemed worthless and is a Level 3 investment.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.34% of net assets as of June 30, 2025.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2024, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $10,692,389
with net sales of $201,867 during the six months ended June 30, 2025.

See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
93,623	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$834,481	858,523
14,751	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			194,467	155,771
33,420	BLACKROCK MUNICIPAL INCOME TRUST II			355,096	335,537
28,000	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND INC			304,762	289,800
88,691	BLACKROCK MUNIHOLDINGS FUND INC			1,347,963	993,339
27,182	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			366,332	297,643
86,554	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,068,031	829,187
65,556	BLACKROCK MUNIVEST FUND II INC			704,966	676,538
25,000	BLACKROCK MUNIYIELD FUND INC			261,770	251,000
125,827	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,606,223	1,389,130
48,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			675,864	525,473
80,784	BLACKROCK MUNIYIELD QUALITY FUND II INC			937,063	778,758
96,091	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,251,634	1,007,995
71,728	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			478,778	401,677
186,271	DWS MUNICIPAL INCOME TRUST			2,047,865	1,646,636
167,452	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,820,424	1,401,573
176,905	INVESCO MUNICIPAL OPPORTUNITY TRUST			2,071,844	1,623,988
147,637	INVESCO MUNICIPAL TRUST			1,687,175	1,350,879
18,003	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			192,322	181,110
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,288,455	1,785,708
115,073	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			1,327,640	1,092,043
91,582	INVESCO VALUE MUNICIPAL INCOME TRUST			1,340,963	1,066,014
117,942	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,492,442	1,407,048
212,362	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			2,755,854	2,318,993
92,222	NUVEEN MUNICIPAL CREDIT INCOME FUND			1,070,189	1,099,286
71,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,096,678	817,177
91,466	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,276,759	1,026,248
209,657	NUVEEN QUALITY MUNICIPAL INCOME FUND			2,915,911	2,367,027
	Sub-total Closed-End Funds:			33,771,951	27,974,101	3.55%
Municipal Bonds:
Alabama
2,000,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2054	4.70	2,000,000	1,916,453
1,500,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2054	4.80	1,500,000	1,453,590
3,000,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2055	4.88	3,000,000	2,944,932
2,500,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2055	5.18	2,500,000	2,507,631
1,000,000	BALDWIN CNTY AL INDL DEV AUTH SOL WST DISP REVENUE(b)(ac)	6/1/2032	5.00	1,000,000	1,008,142
1,000,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE(c)	9/1/2032	5.25	1,051,730	1,039,845
400,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	400,000	343,259
1,495,000	S E ALABAMA ST GAS SPLY DIST GAS SPLY REVENUE(d)	4/1/2032	5.00	1,516,396	1,571,821
1,000,000	SOUTHEAST ENERGY AUTH COOPERATIVE DIST AL ENERGY SUPPLY REVE(e)	6/1/2035	5.00	1,033,931	1,020,329
1,700,000	SOUTHEAST ENERGY AUTH COOPERATIVE DIST AL ENERGY SUPPLY REVE	11/1/2035	5.00	1,762,504	1,756,342
1,000,000	SOUTHEAST ENERGY AUTHORITY A COOPERATIVE(f)	2/1/2031	5.00	1,023,380	1,055,978
500,000	TUSCALOOSA CNTY AL INDL DEV AUTH GULF OPPORTUNITY ZONE(b)	5/1/2044	5.25	460,636	494,000
				17,248,577	17,112,322	2.17%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(g)(h)	7/1/2030	6.75	1,239,818	37,500
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(g)(h)	7/1/2050	7.75	1,237,783	37,500
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(g)(h)	7/1/2051	6.00	400,000	12,000
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE(i)	1/1/2027	5.00	1,017,389	1,024,526
1,000,000	AZ INDL DEV AUTH SF MTGE REVENUE	10/1/2050	5.10	1,000,000	1,000,005
2,000,000	MARICOPA CNTY & PHOENIX AZ INDL DEV AUTHORITIES MTGE REVENUE	9/1/2055	4.70	2,000,000	1,933,289
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arizona (Cont'd):
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	$501,904	502,587
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(b)	11/15/2035	6.25	650,000	686,573
750,000	SIERRA VISTA AZ INDL DEV AUTH AUTH ED FAC REV(b)	6/15/2044	6.00	750,000	757,675
500,000	TEMPE AZ	1/1/2029	5.00	500,000	500,737
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	500,920	371,133
				9,797,814	6,863,525	0.87%
Arkansas
1,000,000	ARKANSAS ST DEV FIN AUTH INDL DEV REVENUE(b)	9/1/2049	4.50	894,831	961,117
1,500,000	BENTONVILLE AR SALES & USE TAX	11/1/2045	4.00	1,493,719	1,497,513
570,000	BENTONVILLE AR SALES & USE TAX	11/1/2046	4.13	566,372	564,293
				2,954,922	3,022,923	0.38%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST	8/1/2039	6.55	2,348,224	2,615,992
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/26)(j)	8/1/2046	0.00	927,885	1,149,704
1,000,000	CALIFORNIA CMNTY CHOICE FING AUTH CLEAN ENERGY PROJ REVENUE(k)	10/1/2032	5.00	1,024,466	1,053,956
930,000	CALIFORNIA SCH FIN AUTH SCH FAC REVENUE(b)	7/1/2033	5.00	966,163	963,746
500,000	CALIFORNIA ST ENTERPRISE DEV AUTH REVENUE	8/1/2040	3.50	453,847	451,633
500,000	CALIFORNIA ST ENTERPRISE DEV AUTH REVENUE	8/1/2040	4.00	481,303	472,799
2,000,000	CALIFORNIA ST MUNI FIN AUTH MF HSG REVENUE(l)	12/1/2044	5.00	2,000,000	2,016,458
500,000	CALIFORNIA ST MUNI FIN AUTH MOBILE HOME PARK REVENUE	8/15/2053	5.25	516,484	510,027
250,000	CALIFORNIA ST MUNI FIN AUTH REVENUE(b)	11/1/2040	5.13	250,000	250,549
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,482,970	1,555,972
500,000	CALIFORNIA ST SCH FIN AUTH CHRT SCH REVENUE(b)	4/15/2035	6.00	500,000	510,212
500,000	CALIFORNIA ST SCH FIN AUTH CHRT SCH REVENUE(b)	4/15/2045	6.75	497,298	497,429
250,000	CALIFORNIA ST STWD CMNTYS DEV AUTH STWD REVENUE	9/2/2033	4.75	248,326	251,984
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	994,030	1,152,658
1,000,000	CENTRL CA UNIF SCH DIST	8/1/2043	5.00	1,015,712	1,017,327
1,000,000	CENTRL VLY CA ENERGY AUTH COMMODITY SPLY REVENUE(m)	8/1/2035	5.00	1,058,448	1,065,894
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	998,838	1,035,471
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,101,535	1,199,633
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	745,573	752,138
1,000,000	ENCINITAS CA UNION SCH DIST	8/1/2035	6.75	997,883	1,230,117
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,152,130	1,359,418
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	996,863	1,119,631
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,004,239	1,003,090
500,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2041	4.00	463,781	470,043
500,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2042	5.25	524,720	523,691
500,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2044	5.25	519,092	517,780
2,090,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2028	5.00	2,165,311	2,188,983
1,000,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2033	5.00	1,067,812	1,097,678
500,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2035	5.00	543,876	548,887
325,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2037	5.00	335,212	339,846
500,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2046	5.25	523,577	523,118
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California (Cont'd):
390,000	LOS ANGELES CA DEPT WTR & PWR REVENUE	7/1/2028	5.00	$406,257	410,003
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,996,247	2,404,275
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	994,409	1,040,640
750,000	RIVER ISLANDS CA PUBLIC FING AUTH SPL TAX	9/1/2052	5.25	800,494	761,847
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, 3M CME Term SOFR + 0.57%)(n)	6/1/2039	3.65	350,000	316,250
920,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE(o)	10/15/2025	5.30	920,917	926,931
1,000,000	SAN DIEGO CNTY CA REGL ARPT AUTH AIRPORT REVENUE	7/1/2038	5.25	1,022,864	1,061,200
1,000,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2033	5.00	1,022,081	1,086,991
1,000,000	SAN FRANCISCO CALIF CITY &CNTY ARPTS COMMN INTL ARPT REV	5/1/2041	5.00	1,005,252	999,593
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,000,000	1,001,515
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	501,334
1,865,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,863,616	1,892,994
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/27)(j)	8/1/2041	0.00	952,150	1,043,335
				40,739,885	42,892,772	5.45%
Colorado
1,396,000	COLLIERS HILL MET DIST #2 CO(p)	12/15/2047	5.75	1,396,000	1,312,045
1,040,000	COLORADO EDUCTNL & CULTURAL AUTH REVENUE(b)	7/1/2043	6.00	1,040,000	916,003
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	996,463	1,001,422
600,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2030	3.50	600,000	573,231
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	992,529	721,313
735,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2049	5.00	768,792	532,933
1,020,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2058	5.00	1,036,291	699,459
1,250,000	COLORADO ST HSG & FIN AUTH	5/1/2040	5.15	1,250,000	1,256,236
1,240,000	COLORADO ST HSG & FIN AUTH	11/1/2052	6.00	1,297,220	1,319,453
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,068,472
870,000	DENVER CO CONVENTION CENTER HOTEL AUTH REVENUE	12/1/2030	5.00	881,390	882,256
1,000,000	E-470 CO PUBLIC HIGHWAY AUTH (Floating, U.S. SOFR + 0.75%)(n)	9/1/2026	3.73	1,000,000	994,150
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	1,013,439
1,000,000	LEDGE ROCK CENTER RSDL MET DIST #1 CO	12/1/2054	6.38	1,000,000	966,202
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/26)(j)	12/1/2051	0.00	1,908,003	1,475,037
1,000,000	MINERAL BUSINESS IMP DIST CO LIMTED TAX & SPL REVENUE(b)	12/1/2054	5.75	1,000,000	967,299
184,432	MOUNT CARBON CO MET DIST REVENUE(g)	6/1/2043	8.00	-	184,492
1,312,392	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,267,879	917,838
1,000,000	RUDOLPH FARMS MET DIST #6 CO REVENUE SUPPORTED	6/1/2052	6.50	1,000,000	922,088
1,000,000	ST VRAIN LAKES MET DIST #4 (Step to 6.75% on 12/1/30)(b)(j)	9/20/2054	0.00	698,064	673,728
1,000,000	VERVE MET DIST #1 CO (Step to 7.00% on 12/1/29)(j)	12/1/2054	0.00	738,031	712,527
1,000,000	WATERVIEW NORTH MET DIST #1 CO(b)	12/1/2054	5.75	1,000,000	917,094
1,000,000	WEEMS NEIGHBORHOOD MET DIST CO	12/1/2055	5.88	1,000,000	1,002,533
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	805,082
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	$1,048,235	1,002,302
				25,418,897	22,836,634	2.90%
Connecticut
1,000,000	CONNECTICUT ST HGR EDU SUPPLEMENT LOAN AUTH REVENUE(q)	5/14/2026	5.00	1,007,450	1,007,853
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,000,000	1,698,329
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	579,683	134,184
1,750,000	STAMFORD CT HSG AUTH	10/1/2055	6.50	1,774,552	1,752,510
1,000,000	STEEL POINT INFRASTRUCTURE IMPT DIST CT SPL OBLIG REVENUE(b)	4/1/2052	6.00	988,092	1,041,783
				6,349,777	5,634,659	0.72%
Delaware
1,500,000	DELAWARE ST HSG AUTH REVENUE	7/1/2054	4.50	1,500,000	1,409,450
1,475,000	DELAWARE ST HSG AUTH REVENUE	7/1/2054	4.75	1,475,000	1,418,477
985,000	DELAWARE ST HSG AUTH REVENUE	1/1/2055	5.75	1,060,466	1,062,612
				4,035,466	3,890,539	0.49%
District of Columbia
1,440,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,440,000	1,447,118
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,000,418
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,505,606
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	909,473
996,652	FEDERAL HOME LOAN MTGE CORP MF VARIABLE RATE CTFS	8/25/2041	4.76	1,044,356	1,003,300
				7,984,356	6,865,915	0.87%
Florida
1,000,000	ARBOR PK PHASE 1 CDD FL SPL ASSMNT REVENUE	5/1/2035	5.75	1,000,000	1,019,345
455,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE	5/1/2051	4.00	343,536	354,383
1,100,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	981,813	850,422
150,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(b)	5/1/2033	4.50	149,502	151,499
820,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(b)	5/1/2053	5.50	818,763	798,796
1,000,000	BEACH CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2044	5.25	1,057,833	1,018,023
435,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2035	6.25	435,000	445,436
170,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2045	6.25	170,000	172,149
1,500,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2038	5.00	1,553,284	1,524,886
1,250,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2045	5.00	1,251,350	1,241,818
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2051	4.00	550,097	391,623
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	505,460	375,042
900,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	6/1/2056	5.00	954,075	747,846
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2056	4.00	463,798	321,366
750,000	CAPITAL TRUST AGY FL REVENUE(g)	4/1/2035	7.00	750,000	412,500
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(g)(h)	12/1/2035	6.75	1,745,953	210,000
750,000	CAPITAL TRUST AGY FL REVENUE(b)(g)(h)	7/1/2037	6.75	750,000	9,187
680,000	CELEBRATION FL CDD	5/1/2055	5.63	654,752	654,752
1,000,000	COASTAL RIDGE CDD FL SPL ASSMNT REVENUE	5/1/2055	6.00	1,000,000	998,555
665,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE	5/1/2042	4.20	575,451	575,451
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(b)	5/1/2053	4.30	$1,085,887	885,564
1,000,000	COLLIER CNTY FL EDUCTNL FACS AUTH REVENUE	6/1/2038	5.25	1,016,126	983,933
559,271	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(b)(g)(h)	5/15/2026	7.25	559,270	56
1,304,964	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(b)(g)(h)	5/15/2044	8.13	1,414,997	130
825,000	CYPRESS BLUFF CDD FL SPL ASSMNT	5/1/2051	4.00	622,894	625,138
700,000	DARBY CDD FL SPL ASSMNT REVENUE	5/1/2035	5.88	696,500	711,610
1,150,000	EAST NASSAU STEWARDSHIP DIST FL	5/1/2029	5.25	1,150,000	1,150,001
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,015,612	778,863
1,105,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2055	5.50	1,095,177	1,038,826
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	998,630
500,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2043	5.60	500,000	510,822
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	829,464	635,260
1,500,000	FIRELIGHT CDD FL SPL ASSMNT REV	5/1/2035	5.75	1,488,780	1,498,570
1,000,000	FLORIDA HSG FIN CORP REVENUE	1/1/2056	5.13	1,000,000	1,000,145
2,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)(r)	6/15/2028	6.25	1,987,067	1,972,467
900,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	11/15/2030	5.00	900,000	843,773
950,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	950,000	740,522
980,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2048	4.55	980,000	926,030
2,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	4.60	2,000,000	1,905,927
2,245,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	4.70	2,245,000	2,167,709
2,265,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	2,265,000	1,294,565
1,435,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,435,000	1,342,687
820,000	FLORIDA ST MUNI LOAN COUNCIL CAPITAL IMPT REVENUE	5/1/2054	5.40	820,000	794,504
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(b)	7/1/2048	4.00	1,032,647	810,886
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,148	580,087
1,000,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2054	5.80	1,000,000	968,849
1,000,000	GTR ORLANDO FL AVIATION AUTH ARPT FACS REVENUE	10/1/2046	5.00	1,006,578	1,024,544
1,000,000	HACIENDA NORTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.50	1,000,000	1,043,755
265,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	263,432	221,346
600,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	600,000	617,933
1,000,000	HGR EDU FACS FING AUTH FL HGR EDUCTNL FACS REVENUE(b)	7/1/2045	6.00	994,220	996,312
1,300,000	HILLSBOROUGH CNTY FL AVIATION AUTH	10/1/2044	5.25	1,333,493	1,338,982
1,150,000	HOBE ST LUCIE CONSERVANCY DIST FL	5/1/2044	5.60	1,150,000	1,150,028
1,200,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2034	5.25	1,198,092	1,197,641
700,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	694,277	530,924
1,000,000	JULINGTON CREEK PLANTATION FLCDD	5/1/2043	5.50	1,085,996	1,060,224
1,000,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2055	5.75	978,140	915,159
1,150,000	LAKES OF SARASOTA CDD 2 CAPITAL IMPT REVENUE	5/1/2035	5.20	1,150,000	1,143,656
100,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	99,560	99,114
300,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	299,457	299,197
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	383,884	338,819
975,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	976,401	1,014,364
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,000,000	1,005,204
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	$746,019	756,297
740,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	736,732	748,392
530,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	530,000	534,009
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,017,361
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	576,364	498,412
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	873,288
1,250,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2043	6.13	1,250,000	1,298,417
210,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	207,273	180,495
1,440,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	1,307,517	1,153,594
930,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	880,234	732,778
965,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2055	5.50	950,690	922,784
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST UTILITY REVENUE	10/1/2053	5.25	1,058,215	1,023,649
850,000	LANDINGS CDD FL SPL ASSMNT	5/1/2055	5.80	850,000	821,894
600,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	600,000	557,878
991,368	LEE CNTY FL HSG FIN AUTH MF MTGE	1/1/2040	4.55	991,368	1,014,547
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	11/15/2049	5.00	971,250	960,420
550,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2054	5.85	550,000	550,008
545,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	545,000	545,307
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,650	296,852
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	512,290	390,584
1,000,000	MIAMI-DADE CNTY FL AVIATION REVENUE	10/1/2038	5.00	1,001,718	999,985
1,000,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2047	5.00	1,011,766	984,374
75,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	75,000	76,855
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(g)	5/1/2013	5.00	114,821	1
125,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	125,000	121,540
1,595,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2033	5.75	1,595,000	1,643,833
740,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2035	6.80	740,000	740,360
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	506,834
1,250,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2040	5.00	1,242,750	1,250,109
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE(b)	7/1/2027	11.50	1,000,000	1,368,677
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,024,104	876,433
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,839,712	2,285,889
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	996,558	954,594
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,430	385,795
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	502,179	395,159
450,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	447,620	459,875
1,000,000	POITRAS EAST CDD FL SPL ASSMNT REVENUE	5/1/2052	5.25	997,062	964,738
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
275,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	$275,000	256,404
1,000,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,028,432	782,106
1,000,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2044	5.50	1,000,000	985,122
725,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	715,757	591,868
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	992,485	883,996
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,199,538	1,844,399
400,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	415,221	327,050
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(g)	11/1/2010	5.50	142,538	62,717
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,434,032	1,391,329
880,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2056	5.65	880,000	837,878
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	706,450
1,005,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2052	5.50	999,374	983,888
420,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	419,173	429,510
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,189,452
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	774,416	569,191
800,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(b)	5/1/2028	4.25	800,000	808,127
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(b)	5/1/2038	4.85	1,000,000	1,008,568
500,000	WATERSET SOUTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.10	500,000	511,554
450,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2040	4.85	433,822	433,822
800,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2050	4.50	661,238	674,544
800,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	803,270	636,620
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	986,628	767,176
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,659	951,297
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	746,508	749,004
				110,487,179	98,709,924	12.54%
Georgia
1,250,000	GAINESVILLE & HALL CNTY GA DEV AUTH EDUCTNL FACS REVENUE(b)	9/1/2044	6.25	1,215,999	1,098,846
855,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	843,030	743,718
4,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2045	5.05	4,000,000	4,009,142
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2050	4.65	2,000,000	1,925,037
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2054	4.70	1,000,000	961,114
750,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(s)	3/1/2030	5.00	769,079	790,211
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(t)	9/1/2030	5.00	2,277,523	2,379,464
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(u)	4/1/2031	5.00	1,025,106	1,060,342
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE (Floating, U.S. SOFR + 1.70%)(n)	6/1/2031	4.68	1,000,000	1,004,850
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(v)	12/1/2032	5.00	2,277,674	2,367,984
500,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.40	500,000	500,985
				16,908,411	16,841,693	2.14%
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Guam
660,000	GUAM GOVT BUSINESS PRIVILEGE TAX REVENUE	1/1/2042	4.00	$639,758	584,216
				639,758	584,216	0.07%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	127,920
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2031	3.80	570,000	526,444
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,025,263	804,968
2,480,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2048	4.75	2,480,000	2,435,602
1,905,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2048	4.75	1,905,000	1,869,989
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2053	6.25	1,000,000	1,002,489
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2054	6.25	1,000,000	1,002,142
				8,110,263	7,769,554	0.99%
Illinois
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,250,366	1,249,939
1,100,000	CHICAGO IL BRD OF EDU	12/1/2039	5.25	1,093,322	1,086,008
1,000,000	CHICAGO IL BRD OF EDU	12/1/2041	4.00	895,057	864,703
1,000,000	CHICAGO IL BRD OF EDU	12/1/2042	5.00	997,500	937,841
250,000	CHICAGO IL BRD OF EDU	12/1/2046	5.00	249,671	226,826
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2043	5.75	1,035,614	1,068,055
2,250,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2034	5.00	2,343,084	2,417,049
1,750,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2048	5.25	1,865,937	1,778,272
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT SPL FAC REVENUE	7/1/2048	5.00	990,000	958,651
500,000	DECATUR IL	3/1/2034	5.00	500,000	500,138
830,000	EVANSTON ILL EDL FAC REV(b)	4/1/2041	4.38	828,574	654,194
1,000,000	ILLINOIS FIN AUTH SURFACE FREIGHT TRANSFER FACS REVENUE(b)(w)	12/31/2034	4.13	1,000,000	968,189
1,500,000	ILLINOIS ST	5/1/2047	5.50	1,587,381	1,531,103
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	999,996
500,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	12/1/2047	5.00	497,925	483,593
585,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	585,000	585,165
194,940	ILLINOIS ST FIN AUTH REVENUE(g)	5/15/2036	5.00	194,196	56,532
500,000	ILLINOIS ST FIN AUTH REVENUE	9/1/2036	5.00	523,479	517,554
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	751,287	728,408
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,416,150	1,249,135
500,000	ILLINOIS ST FIN AUTH REVENUE	7/1/2042	5.00	539,130	526,691
2,250,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2044	5.00	2,251,476	2,255,044
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2045	5.00	1,003,836	981,806
1,230,000	ILLINOIS ST HSG DEV AUTH REVENUE	10/1/2048	4.75	1,230,000	1,214,634
1,500,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2050	4.63	1,500,000	1,429,203
2,145,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2053	5.25	2,254,505	2,274,132
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,027,610	1,035,983
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,500,000	1,502,862
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	501,433	501,468
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,080,000	1,000,926
1,000,000	MALTA IL TAX INCR REVENUE(g)	12/30/2025	5.75	1,000,000	240,000
750,000	MARION IL SALES TAX REVENUE	6/1/2045	6.38	747,811	758,614
650,000	MET PIER & EXPOSITION AUTH IL REVENUE	12/15/2042	4.00	625,261	581,546
313,172	S WSTRN IL DEV AUTH REV(g)	10/1/2022	7.00	313,173	250,538
1,000,000	SPRINGFIELD IL ELEC REVENUE	3/1/2038	3.00	896,695	881,710
				36,075,473	34,296,508	4.36%
Indiana
1,000,000	INDIANA ST FIN AUTH HLTH SYS REVENUE(x)	10/1/2033	5.00	1,086,450	1,099,151
500,000	INDIANA ST FIN AUTH HOSP REVENUE	12/1/2040	5.00	500,000	500,000
370,000	INDIANA ST FIN AUTH HSG REVENUE	11/20/2027	4.80	370,000	372,685
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Indiana (Cont'd):
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	$1,646,022	1,317,728
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,006,955	982,018
1,150,000	INDIANA ST FIN AUTH REVENUE	5/1/2050	5.38	1,126,029	1,116,668
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,438,422
915,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2053	5.75	983,413	966,602
3,000,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2054	4.80	3,000,000	2,916,805
1,055,000	INDIANAPOLIS IN LOCAL PUBLIC IMPT BOND BANK	1/1/2034	5.00	1,109,354	1,133,328
465,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	464,765	465,745
1,000,000	TERRE HAUTE IN SANTN DIST	7/1/2043	5.00	1,059,408	1,030,456
1,000,000	VALPARAISO IN EXEMPT FACS REVENUE(b)	1/1/2044	4.88	1,000,000	961,101
				14,852,396	14,300,709	1.82%
Iowa
1,200,000	DES MOINES IA	6/1/2034	1.50	968,051	920,641
1,415,000	DES MOINES IA	6/1/2038	1.75	909,449	961,091
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2038	7.25	1,500,000	1,682,262
1,150,000	IOWA ST FIN AUTH REVENUE	5/15/2049	5.00	1,138,741	1,068,488
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,070,651	778,838
1,815,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2053	5.50	1,902,093	1,917,359
1,000,000	POLK CNTY IA	6/1/2027	5.00	1,029,273	1,036,093
				8,518,258	8,364,772	1.06%
Kansas
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	931,189	876,177
1,385,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(b)	9/1/2035	5.25	1,373,610	1,404,859
				2,304,799	2,281,036	0.29%
Kentucky
250,000	ASHLAND KY MED CENTER REVENUE	2/1/2040	5.00	240,465	247,619
1,000,000	CHRISTIAN CNTY KY SCH DIST FIN CORP	10/1/2041	5.00	1,048,893	1,040,926
1,500,000	KENTUCKY ST ECON DEV FIN AUTH	1/1/2045	5.00	1,488,210	1,496,097
3,000,000	KENTUCKY ST PUBLIC ENERGY AUTH GAS SPLY REVENUE(y)	8/1/2032	5.00	3,084,909	3,169,637
1,000,000	WSTRN KY UNIV	9/1/2033	4.75	1,000,000	1,000,389
				6,862,477	6,954,668	0.88%
Louisiana
1,000,000	CAPITAL AREA FIN AUTH LA SF MTGE REVENUE	10/1/2053	5.50	1,017,826	1,025,256
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2051	5.00	1,046,929	794,686
1,000,000	LOUISIANA PUB FACS AUTH REVENUE	9/1/2059	5.50	1,062,830	1,014,975
1,000,000	LOUISIANA ST HSG CORP MF HSG REVENUE	7/1/2026	5.00	1,013,221	1,017,514
960,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2042	4.05	960,000	897,570
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	820,192
930,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	6/1/2054	5.75	987,235	997,776
120,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.50	119,880	119,995
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,000,904	1,002,257
400,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	400,000	414,891
800,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2044	4.00	800,000	689,500
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Louisiana (Cont'd):
645,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2044	4.40	$645,000	598,504
1,050,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2046	4.00	1,050,000	897,294
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	500,000	500,193
295,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.70%)(n)	2/15/2036	3.77	295,000	287,577
1,000,000	NEW ORLEANS LA AVIATION BRD	1/1/2048	5.00	1,005,699	980,904
				13,154,524	12,059,084	1.53%
Maine
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2054	4.85	1,500,000	1,464,982
500,000	MAINE ST TURNPIKE AUTH SPL OBLG	7/1/2030	5.00	542,449	547,405
				2,042,449	2,012,387	0.26%
Maryland
470,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	470,000	472,533
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2044	2.55	1,000,000	679,397
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	3/1/2047	5.05	1,000,000	979,948
780,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	809,172	806,467
1,000,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2036	5.00	1,080,910	1,098,182
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	509,576
355,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	355,000	355,000
				5,215,082	4,901,103	0.62%
Massachusetts
1,000,000	MASSACHUSETTS ST BAY TRANSPRTN AUTH SALES TAX REVENUE(z)	7/1/2031	3.30(z )	801,275	812,560
3,934,795	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	2,882,264	2,692,226
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,508,102	1,574,643
955,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	930,482	812,711
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,450,468	1,143,031
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,706,492	1,077,769
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	265,121
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	270,073
310,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	310,000	308,234
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2048	4.90	2,000,000	2,006,507
1,500,000	SOMERVILLE MA	10/15/2038	2.00	1,042,832	1,097,612
				13,166,915	12,060,487	1.53%
Michigan
535,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	532,212	485,788
545,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	546,235	443,056
1,000,000	MICHIGAN ST FIN AUTH REVENUE	12/1/2029	3.75	1,000,000	1,026,934
1,000,000	MICHIGAN ST FIN AUTH REVENUE	12/1/2045	5.00	1,006,644	982,297
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2048	5.00	1,500,000	1,504,445
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,028,909	762,704
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2040	5.20	1,000,000	1,004,529
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Michigan (Cont'd):
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.90	$1,000,000	1,002,671
1,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.95	1,500,000	1,509,804
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2050	4.95	1,000,000	990,869
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,886,314	3,172,669
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	3,977,626
2,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.70	2,000,000	1,944,889
3,950,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.95	3,950,000	3,943,837
1,330,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2054	5.75	1,394,928	1,421,410
2,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2055	4.55	2,000,000	1,886,838
240,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	240,000	240,176
1,490,000	MICHIGAN ST STRATEGIC FUND LTD OBLG REVENUE	12/31/2038	4.25	1,486,467	1,440,860
1,000,000	MICHIGAN ST TRUNK LINE	11/15/2044	5.50	1,098,323	1,075,579
1,000,000	NTHRN MI UNIV REVENUES	6/1/2055	5.50	1,033,070	1,035,432
2,000,000	VAN DYKE MI PUBLIC SCHS	5/1/2050	5.50	2,037,864	2,039,000
				36,740,966	31,891,413	4.05%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	931,592	528,141
1,585,000	ELK RIVER MN INDEP SCH DIST #728	2/1/2039	2.50	1,294,134	1,232,422
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	992,415	943,634
995,000	MINNESOTA ST HSG FIN AGY	7/1/2051	2.50	812,640	592,411
4,175,000	MINNESOTA ST HSG FIN AGY	1/1/2053	6.00	4,380,898	4,433,422
1,615,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,547,034	1,469,041
				9,958,713	9,199,071	1.17%
Mississippi
400,000	MISSISSIPPI DEV BK SPL OBLIG(b)	11/1/2036	3.63	400,000	362,805
900,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	900,000	884,916
				1,300,000	1,247,721	0.16%
Missouri
260,000	JOPLIN MO INDL DEV AUTH SALES TAX REV	11/1/2040	3.50	257,828	237,791
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	396,462	14,209
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	884,471	457,478
1,000,000	MISSOURI ST ENVRNMNTL IMPT & ENERGY RESOURCES AUTH	9/1/2033	2.90	954,229	901,969
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,036,082	1,592,989
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH HLTH FACS REVENUE	11/15/2038	5.00	1,000,000	999,977
995,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2043	4.75	1,001,379	974,942
2,500,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2045	5.05	2,500,000	2,502,822
975,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	975,000	751,594
1,985,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	4.45	1,985,000	1,857,555
1,840,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	4.65	1,840,000	1,761,917
2,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2050	4.63	2,000,000	1,901,673
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2050	4.95	1,000,000	999,764
2,485,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2053	5.15	2,520,204	2,489,365
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Missouri (Cont'd):
1,985,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2054	4.70	$1,985,000	1,901,965
1,000,000	SAINT LOUIS MO INDL DEV AUTH TAX INCR & SPL DIST REVENUE	6/15/2054	5.75	992,990	977,615
1,000,000	WENTZVILLE MO SCH DIST #R-4	3/1/2039	1.88	735,999	679,466
				23,064,644	21,003,091	2.67%
Montana
1,000,000	FORSYTH MT POLL CONTROL REVENUE	7/1/2028	3.88	1,000,000	1,014,553
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	722,064
2,500,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2050	4.85	2,500,000	2,455,577
				4,500,000	4,192,194	0.53%
Nebraska
1,745,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2040	4.35	1,745,000	1,710,418
1,000,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2048	4.65	1,000,000	951,442
1,750,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2051	4.70	1,750,000	1,639,370
				4,495,000	4,301,230	0.55%
Nevada
700,000	LAS VEGAS NV SPL ASSMNT DIST #817	6/1/2048	6.00	696,544	724,323
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	835,394
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	886,414
990,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2053	4.55	990,000	944,581
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2054	4.70	1,250,000	1,199,643
820,000	RENO-TAHOE NV ARPT AUTH ARPT REVENUE	7/1/2041	5.25	886,489	856,883
				6,553,033	5,447,238	0.69%
New Hampshire
1,000,000	NATIONAL FIN AUTH LEASE REVENUE	6/1/2051	5.25	1,063,142	1,024,289
1,600,000	NATIONAL FIN AUTH NH HLTHCARE FACS REVENUE(n)(al)	7/6/2025	4.05	1,600,000	1,600,000
993,107	NATIONAL FIN AUTH NH MUNI CTFS	8/20/2039	3.63	901,792	908,813
994,839	NATIONAL FIN AUTH NH MUNI CTFS(n)(ak)	11/20/2039	4.18	989,345	959,073
334,284	NATIONAL FIN AUTH NH MUNI CTFS(n)(ak)	1/20/2041	4.17	323,083	317,407
994,505	NATIONAL FIN AUTH NH MUNI CTFS(n)(ak)	10/20/2041	4.16	950,445	922,072
1,500,000	NATIONAL FIN AUTH NH SPL REVENUE(b)(z)	12/15/2032	5.06(z )	921,723	925,856
1,500,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2048	5.00	1,500,000	1,352,836
515,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2059	5.63	511,507	497,223
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2056	6.50	1,119,124	1,132,594
				9,880,161	9,640,163	1.23%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(b)	7/15/2042	5.00	1,031,815	981,383
780,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	757,099	769,172
2,880,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2045	4.50	2,830,863	2,852,890
2,675,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,675,000	2,583,881
3,950,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2042	4.50	3,950,000	3,915,549
1,220,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,220,000	758,298
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	875,900	734,437
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Jersey (Cont'd):
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2050	5.10	$1,000,000	1,005,084
4,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	4.80	4,000,000	3,891,432
1,245,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	5.00	1,294,428	1,284,879
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	500,000	500,012
1,000,000	NEW JERSEY ST TURNPIKE AUTH TURNPIKE REVENUE	1/1/2045	5.00	1,023,563	1,037,331
				21,158,668	20,314,348	2.58%
New Mexico
1,000,000	FARMINGTON NM POLL CONTROL REVENUE(ae)	6/1/2029	3.88	1,000,000	1,013,938
650,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	2.70	494,529	434,116
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	1,975,000	1,662,062
310,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2048	3.75	311,465	308,825
590,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	590,408	506,758
690,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	690,000	530,865
605,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	605,000	514,617
1,370,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,388,901	952,038
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	565,775
1,210,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.63	1,210,000	737,935
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	4.30	1,000,000	897,228
1,480,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2053	4.70	1,480,000	1,439,515
				11,735,303	9,563,672	1.22%
New York
340,000	BUILD NYC RESOURCE CORP NY REVENUE	7/1/2041	5.50	360,097	359,819
1,000,000	DUTCHESS CNTY NY LOCAL DEV CORP MF	10/1/2040	5.00	1,000,000	1,027,807
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	750,000	750,042
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,170	545,965
2,330,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,204,762	1,961,183
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	802,653
2,250,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,250,000	1,320,784
1,000,000	NEW YORK CITY NY HSG DEV CORP REVENUE	8/1/2040	2.40	737,344	704,032
250,000	NEW YORK NY CITY TRANSITIONAL FIN AUTH REV	11/1/2046	5.00	261,861	257,572
1,000,000	NEW YORK NY CITY TRANSITIONAL FIN AUTH REV	5/1/2048	5.25	1,040,353	1,042,467
2,000,000	NEW YORK ST CONVENTION CENTER DEV CORP REVENUE	11/15/2040	5.00	2,005,315	2,001,183
750,000	NEW YORK ST DORM AUTH REVENUES NON ST SUPPORTED DEBT	10/1/2030	5.00	807,982	800,005
1,000,000	NEW YORK ST DORM AUTH REVENUES NON ST SUPPORTED DEBT	7/1/2038	5.00	1,056,388	1,065,918
1,000,000	NEW YORK ST DORM AUTH ST PERSONAL INCOME TAX REVENUE	3/15/2047	5.00	1,051,804	1,023,220
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	923,745
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,326,369
1,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2050	5.10	1,000,000	1,000,647
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	500,011
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,136,636
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	975,717	642,782
3,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	3,435,000	2,658,847
865,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	865,000	732,839
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	$1,875,000	1,300,144
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	896,041
2,030,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2053	4.65	2,030,000	1,967,911
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	1/1/2029	5.00	1,022,323	1,023,504
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	4/1/2035	6.00	1,019,393	1,087,754
1,375,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2041	5.25	1,466,437	1,401,916
700,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2044	5.50	728,955	724,523
2,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	12/31/2054	5.25	2,092,734	2,001,540
1,500,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2060	5.50	1,575,138	1,499,793
500,000	ONONDAGA NY CIVIC DEV CORP	12/1/2038	5.00	543,994	548,777
				40,296,774	35,036,429	4.45%
North Carolina
1,000,000	CUMBERLAND CNTY NC INDL FACS & POLL CONTROL FING AUTH SOL WS(ad)	11/1/2025	3.75	1,000,000	1,000,386
1,490,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,490,000	1,492,330
2,500,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2045	5.00	2,490,564	2,526,631
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,155,492
1,985,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	7/1/2046	4.40	1,985,000	1,850,265
1,500,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	7/1/2046	5.00	1,501,683	1,500,499
1,750,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	1/1/2055	4.80	1,750,000	1,700,971
740,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	1/1/2055	6.25	782,264	800,019
				13,499,511	13,026,593	1.66%
North Dakota
795,000	GRAND FORKS ND HLTH CARE SYS REVENUE	12/1/2035	5.00	835,061	854,770
390,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	390,521	301,167
905,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	905,000	710,928
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	920,000	619,616
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2048	5.10	1,000,000	1,004,087
1,500,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2049	4.75	1,500,000	1,458,821
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2053	5.75	986,357	973,403
				6,536,939	5,922,792	0.75%
Ohio
1,500,000	ALLEN CNTY OH HOSP FACS REVENUE	11/1/2043	5.00	1,500,000	1,500,038
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REV(b)	12/1/2055	4.50	500,000	398,981
1,500,000	CLOVERLEAF OH LOCAL SCH DIST COPS	12/1/2047	5.75	1,542,521	1,539,101
2,000,000	COLUMBUS OH REGL ARPT AUTH REVENUE	1/1/2050	5.50	2,135,590	2,073,112
585,000	DAYTON OH ARPT REVENUE	12/1/2025	5.00	585,000	585,583
1,000,000	EHOVE OH JT VOCATIONAL SCH DIST	12/1/2055	5.50	1,034,796	1,031,237
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,041,565	1,571,999
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,503,445	1,502,513
1,000,000	NORTH RIDGEVILLE OH CITY SCH DIST	12/1/2057	5.50	1,039,520	1,025,391
500,000	OHIO ST AIR QUALITY DEV AUTH EXEMPT FACS REVENUE(b)	1/15/2038	4.25	450,626	480,429
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,020,610	1,439,532
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Ohio (Cont'd):
1,000,000	OHIO ST HSG FIN AGY MF HSG REVENUE(b)	3/1/2026	6.25	$1,000,000	1,001,617
505,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	464,582	430,103
2,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2045	2.90	1,532,226	1,434,370
3,815,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2046	2.85	3,815,000	2,656,478
2,175,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	5.10	2,175,000	2,162,260
930,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.50	930,732	939,012
1,485,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2049	4.65	1,485,000	1,422,700
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2050	4.65	1,000,000	953,638
3,615,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,630,864	2,206,902
1,950,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	1,950,000	1,243,573
805,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2052	5.00	836,865	832,990
2,500,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2054	4.70	2,500,000	2,395,750
1,000,000	XENIA OH	12/1/2054	5.00	1,041,169	1,007,072
				36,715,111	31,834,381	4.04%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,110,106	1,828,233
990,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2043	4.50	991,083	953,489
1,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2047	5.05	1,000,000	992,805
1,500,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2049	4.60	1,500,000	1,430,730
1,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2049	4.60	1,000,000	952,399
1,710,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2053	6.25	1,805,476	1,832,084
500,000	TULSA OK MUNI ARPT TRUST TRUSTEES	12/1/2035	6.25	542,208	552,268
				8,948,873	8,542,008	1.09%
Oregon
425,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	425,000	401,963
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2042	3.70	1,000,000	894,275
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,830,340	1,311,254
1,050,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2046	4.70	1,050,000	1,034,018
				4,305,340	3,641,510	0.46%
Pennsylvania
1,000,000	ALLENTOWN PA NEIGHBORHOOD IMPT ZONE DEV AUTH TAX REVENUE(b)	5/1/2042	5.00	1,000,000	981,427
370,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, 3M CME Term SOFR + 0.70%)(n)	10/1/2034	3.75	370,000	355,651
1,500,000	COATESVILLE PA AREA SCH DIST	11/15/2037	5.25	1,548,059	1,569,606
250,000	DOYLESTOWN PA HOSP AUTH(b)	7/1/2031	5.00	253,213	263,488
1,000,000	LAMPETER-STRASBURG PA SCH DIST	3/1/2047	5.00	1,007,707	1,009,812
1,000,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2030	5.00	1,036,555	1,049,359
1,125,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2034	5.00	1,167,609	1,168,012
1,000,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	10/1/2034	5.00	1,004,161	1,004,743
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.65%)(n)	7/1/2039	3.70	500,000	460,659
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania (Cont'd):
500,000	PENNSYLVANIA ST HSG FIN AGY MF HSG REVENUE	6/1/2041	4.90	$500,000	505,418
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,685,000	1,473,997
1,500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2045	5.10	1,500,000	1,498,446
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,020,219	715,267
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	790,578
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,203,955
485,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	482,822	479,897
990,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2054	6.00	1,063,721	1,070,752
500,000	PHILADELPHIA PA AUTH FOR INDL DEV CHRT SCH REVENUE(b)	6/15/2034	4.50	498,169	489,884
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	742,355	753,422
				18,379,590	16,844,373	2.14%
Puerto Rico
321,684	GDB DEBT RECOVERY AUTH OF CMWLTH PUERTO RICO	8/20/2040	7.50	314,499	308,110
1,300,000	PUERTO RICO CMWLTH	7/1/2041	4.00	1,222,194	1,155,282
1,348,086	PUERTO RICO CMWLTH(n)(al)	11/1/2043	2.68	817,849	829,073
2,193,221	PUERTO RICO CMWLTH(n)(al)	11/1/2051	1.76	1,370,708	1,384,471
1,000,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(b)	7/1/2033	5.00	1,022,806	1,036,389
250,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(b)	7/1/2042	4.00	230,263	217,368
500,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(b)	7/1/2047	5.00	504,603	485,234
1,825,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.33	1,792,043	1,712,441
1,500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.55	1,464,199	1,437,764
				8,739,164	8,566,132	1.09%
Rhode Island
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2041	5.00	1,066,053	1,030,242
1,000,000	RHODE ISLAND ST STUDENT LOAN AUTH LOAN REVENUE	12/1/2044	5.00	991,370	979,291
835,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	828,806	803,902
				2,886,229	2,813,435	0.36%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,808	576,721
1,000,000	PATRIOTS ENERGY GROUP FING AGY SC GAS SPLY REVENUE (Floating, U.S. SOFR + 1.90%)(n)	3/1/2031	4.88	1,000,000	1,029,757
1,000,000	SOUTH CAROLINA JOBS-ECON DEV AUTH	11/15/2053	7.50	1,000,000	1,037,676
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MF REVENUE	5/1/2043	4.80	1,000,000	997,140
1,070,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,070,000	812,741
965,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2048	4.90	965,000	967,046
980,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2049	4.63	973,434	936,001
1,215,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2054	4.63	1,215,000	1,145,323
1,500,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	1/1/2055	4.70	1,500,000	1,443,888
1,500,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	1/1/2055	5.00	1,500,000	1,480,109
500,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2055	6.50	558,689	565,279
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
South Carolina (Cont'd):
950,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH EDUCTNL FACS REVENUE(b)	6/15/2043	7.00	$940,377	957,558
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(b)(g)(h)	6/1/2031	6.00	1,000,000	110,000
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2045	5.00	1,009,310	1,013,321
500,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2046	5.00	501,140	504,572
				14,880,758	13,577,132	1.73%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,431,210
				2,000,000	1,431,210	0.18%
Tennessee
1,000,000	MET NASHVILLE TN ARPT AUTH ARPT REVENUE	7/1/2049	5.00	1,025,292	981,225
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	604,012
1,000,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD HLTH CARE REVENUE(y)	9/1/2029	5.00	1,045,118	1,048,124
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(g)	1/1/2019	5.35	134,966	15
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(g)	1/1/2029	5.55	556,862	62
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(g)	1/1/2029	6.00	-	1
910,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE(af)	10/1/2025	3.50	910,000	910,108
2,995,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.50	2,995,000	2,582,279
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.85	495,000	451,307
430,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.90	430,000	394,517
2,980,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.38	2,861,229	1,891,895
770,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.55	770,000	507,495
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	4.70	495,000	484,516
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	5.35	1,000,000	1,021,412
605,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2049	3.95	605,000	501,456
1,500,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2050	5.00	1,500,000	1,487,035
1,990,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2051	2.50	1,990,000	1,184,822
1,460,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2054	6.25	1,527,700	1,578,998
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2054	4.80	1,000,000	969,290
				19,941,167	16,598,569	2.11%
Texas
1,000,000	ALAMITO TX PUBLIC FACS CORP MF HSG REVENUE(ag)	8/1/2026	5.00	1,011,989	1,009,881
2,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2050	5.25	2,031,267	2,038,800
1,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE(b)	6/1/2053	6.00	981,344	985,493
2,000,000	AUSTIN TX ARPT SYS REVENUE	11/15/2044	5.00	2,000,000	1,986,907
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2032	5.00	1,067,753	1,061,347
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2040	3.00	1,002,192	767,038
1,000,000	CYPRESS-FAIRBANKS TX INDEP SCH DIST	2/15/2041	2.25	724,851	700,594
1,000,000	DALLAS TX INDEP SCH DIST	2/15/2042	2.00	670,364	643,466
750,000	DALLAS TX SPL TAX REVENUE(b)(ah)	8/15/2028	6.25	750,000	750,232
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	$691,120	447,060
2,500,000	EL PASO TX HSG FIN CORP	3/1/2055	5.20	2,547,425	2,510,609
1,500,000	FORT WORTH TX	3/1/2040	2.00	1,087,230	1,002,055
500,000	GALVESTON TX WHARVES & TERMINAL REVENUE	8/1/2038	5.25	537,440	517,108
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	2.50	884,575	849,734
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2035	5.50	1,495,523	1,589,561
1,000,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(y)	7/1/2029	5.00	1,056,678	1,066,070
2,000,000	HOUSTON TX ARPT SYS REVENUE	7/1/2048	5.25	2,119,077	2,038,682
1,000,000	HSG SYNERGY PFC TX MF HSG REVENUE(ai)	2/1/2026	5.00	1,006,759	1,009,742
1,000,000	MATAGORDA CNTY TX NAV DIST #1	11/1/2029	2.60	915,542	953,049
1,000,000	MATAGORDA CNTY TX NAV DIST #1	5/1/2030	4.25	1,000,000	1,026,398
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(g)	2/15/2025	5.38	273,000	177,450
1,890,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2027	5.50	1,871,475	1,890,505
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,000,000	1,042,948
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2045	6.25	1,004,472	969,875
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,069,218	824,607
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,134,481	846,845
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2060	6.50	503,326	482,725
1,071,256	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(n)(al)	11/15/2061	2.00	1,071,256	269,938
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	638,869	503,100
250,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	12/1/2049	5.00	219,264	219,858
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,100,000	1,077,871
1,000,000	PECOS BARSTOW TOYAH TX INDEP SCH DIST	2/15/2042	5.00	1,005,670	1,003,522
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,000,000	1,001,288
1,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2049	5.00	1,531,721	1,491,846
3,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2053	4.88	3,572,960	3,452,871
635,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	638,657	583,194
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	3/1/2050	3.00	729,656	698,202
1,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.25	1,532,041	1,515,995
2,310,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	2,456,498	2,440,379
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2053	5.25	1,026,961	1,007,586
3,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2048	5.13	3,548,003	3,523,112
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2049	5.00	1,032,108	999,252
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	487,719	288,763
4,750,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	4,816,004	3,281,309
5,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2054	5.13	5,132,883	5,013,804
5,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2055	5.13	5,090,037	5,010,482
500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2056	5.75	541,432	547,289
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
1,000,000	TEXAS ST MUNI GAS ACQUISITION & SPLY CORP V GAS SPLY REVENUE(aj)	1/1/2034	5.00	$1,063,183	1,062,950
				68,672,023	64,181,392	8.15%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(b)	3/1/2051	4.00	1,010,059	779,826
500,000	DOWNTOWN REVITALIZATION PUBLIC INFRASTRUCTURE DIST UT SALES	6/1/2034	5.00	553,379	556,640
725,000	FIELDS ESTATES PUBLIC INFRASTRUCTURE DIST UT(b)	3/1/2055	6.13	725,000	705,017
1,000,000	FIELDS ESTATES PUBLIC INFRASTRUCTURE DIST UT SPL ASSMNT(b)	12/1/2053	5.25	1,000,000	928,367
1,250,000	INTERMOUNTAIN PWR AGY UT PWR SPLY REVENUE	7/1/2043	5.25	1,364,448	1,293,290
1,000,000	JORDANELLE RIDGE PUBLIC INFRASTRUCTURE DIST #2 UT(b)	3/1/2054	7.75	1,000,000	1,028,450
1,000,000	MIDA MOUNTAIN VLG PUBLIC INFRASTRUCTURE DIST UT TAX ALLOCATI(b)	6/15/2054	6.00	1,015,375	1,005,153
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,026,931	1,586,826
1,000,000	MOONLIGHT VLG PUB INFRASTRUCTURE DIST #1 UT(b)	3/1/2056	6.00	1,000,000	953,632
985,000	OLYMPIA PUBLIC INFRASTRUCTURE DIST #1 UT(b)	3/1/2055	6.38	978,883	987,275
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(b)	2/1/2041	4.13	500,000	404,276
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2039	5.25	1,049,995	1,050,080
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2047	5.00	1,013,188	981,627
1,000,000	SAWMILL INFRASTRUCTURE FING DIST UT SPL ASSMNT(b)	12/1/2054	6.00	1,000,000	1,000,732
1,985,000	UTAH HSG CORP SF MTGE REVENUE	1/1/2054	4.70	1,985,000	1,903,699
955,000	UTAH HSG CORP SF MTGE REVENUE	1/1/2054	5.00	955,000	939,285
1,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2033	5.50	1,028,800	1,108,380
2,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2037	5.00	2,008,498	2,022,082
410,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2027	4.25	410,000	404,580
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	12/15/2031	3.50	897,418	811,938
3,959,432	UTAH ST HSG CORP	12/21/2052	6.00	4,100,441	4,118,592
1,870,038	UTAH ST HSG CORP	1/21/2053	6.50	1,946,256	1,975,965
3,362,083	UTAH ST HSG CORP	4/21/2053	5.50	3,436,362	3,412,811
2,311,594	UTAH ST HSG CORP	5/21/2053	6.50	2,402,727	2,439,427
3,246,457	UTAH ST HSG CORP	6/21/2053	6.00	3,322,495	3,375,659
2,605,868	UTAH ST HSG CORP	9/21/2053	6.50	2,685,365	2,768,420
10,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	10,000	10,015
1,000,000	WOOD RANCH PUB INFRASTRUCTURE DIST UT SPL ASSMNT(b)	12/1/2053	5.63	1,000,000	975,020
				40,425,620	39,527,064	5.02%
Vermont
305,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	302,926	290,093
				302,926	290,093	0.04%
Virginia
2,000,000	CHARLES CITY VA CNTY ECON DEV AUTH SOL WST DISP REVENUE(aa)	8/1/2027	4.25	2,000,000	2,016,606
2,000,000	CHESAPEAKE BAY VA BRIDGE & TUNNEL DIST REVENUE	7/1/2041	5.00	2,020,382	2,009,467
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	500,929
1,000,000	JAMES CITY CNTY VA ECON DEV AUTH RSDL CARE FAC REVENUE	12/1/2058	6.88	1,004,985	1,059,312
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(z)	9/1/2041	2.91(z )	202,664	1,155
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(g)	9/1/2041	5.63	373,459	115,170
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Virginia (Cont'd):
850,000	VIRGINIA BEACH VA DEV AUTH RSDL CARE FAC REVENUE	9/1/2030	6.25	$850,000	857,412
675,000	VIRGINIA HSG DEV AUTH(aj)	4/1/2026	3.63	675,000	674,998
1,000,000	VIRGINIA HSG DEV AUTH	7/1/2050	5.05	1,000,000	999,756
3,250,000	VIRGINIA HSG DEV AUTH	7/1/2055	4.70	3,250,000	3,127,267
810,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	810,000	810,070
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	614,067
1,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	11/1/2048	5.25	1,000,000	1,010,704
				14,686,490	13,796,913	1.75%
Washington
185,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	185,000	187,642
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,003,939	1,002,963
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	486,884	294,808
500,000	SKAGIT CNTY WA PUBLIC HOSP DIST #1	12/1/2039	5.50	529,298	526,964
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,798	1,190,149
515,000	WALLA WALLA CNTY WA SCH DIST #300 TOUCHET	12/1/2029	4.00	515,000	515,016
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	10/1/2025	5.00	1,000,000	1,001,186
130,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2025	6.00	130,000	130,000
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2044	5.50	982,836	943,743
1,500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	7/1/2055	4.50	1,417,362	1,314,588
				7,747,117	7,107,059	0.90%
West Virginia
1,000,000	WEST VIRGINIA ST ECON DEV AUTH SOL WST DISP FACS(ab)	6/15/2028	3.38	1,000,000	997,819
3,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2049	4.85	3,000,000	2,976,560
1,335,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	1,335,000	792,379
1,225,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2053	4.85	1,225,000	1,203,957
				6,560,000	5,970,715	0.76%
Wisconsin
1,000,000	PUB FIN AUTH WI TAX INCREMENT REVNUE(b)	6/1/2041	5.00	973,301	990,843
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2046	3.44(z )	2,765	521
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2047	3.32(z )	2,935	531
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2048	3.21(z )	2,772	489
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2049	3.11(z )	2,652	454
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2050	3.01(z )	2,517	412
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2051	2.92(z )	2,638	420
438,536	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(h)(n)(al)	7/1/2051	3.75	436,247	293,884
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2052	2.83(z )	2,595	397
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2053	2.75(z )	2,473	369
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2054	2.67(z )	2,370	342
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2055	2.60(z )	2,259	317
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2056	2.53(z )	2,155	295
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(h)	7/1/2056	5.50	104,505	76,475
2,167	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2057	1.55(z )	1,008	33
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
16,287	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2057	2.47(z )	$1,876	246
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2058	2.40(z )	1,979	258
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2059	2.35(z )	1,901	242
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2060	2.29(z )	1,829	224
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2061	2.24(z )	1,749	207
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2062	2.18(z )	1,683	193
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2063	2.14(z )	1,609	180
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2064	2.09(z )	1,550	169
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2065	2.04(z )	1,494	157
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2066	2.00(z )	1,442	144
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(h)(z)	1/1/2067	1.96(z )	16,622	1,677
690,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	12/15/2044	5.00	702,850	627,837
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	521,197	466,919
500,000	PUBLIC FIN AUTH WI EXEMPT FACS REVENUE	8/1/2035	4.00	475,993	474,403
2,000,000	PUBLIC FIN AUTH WI HOSP REVENUE	10/1/2044	5.00	2,045,848	1,974,371
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,041,462	950,992
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(b)	2/1/2062	6.00	1,000,000	1,019,503
1,000,000	PUBLIC FIN AUTH WI LIMITED OBLIG REVENUE	8/1/2039	5.00	991,938	970,529
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)(g)(h)	11/1/2028	6.25	1,250,000	687,500
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)(g)(h)	1/1/2033	6.13	992,141	450,000
250,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2034	5.00	246,587	254,703
1,695,000	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2053	4.75	1,707,827	1,162,394
80,000	RACINE CNTY WI	3/1/2026	4.00	80,000	80,060
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	510,436	378,357
300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	3/15/2033	4.50	303,884	304,255
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	1,413,686	1,295,611
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2049	6.00	992,308	1,003,596
				15,853,083	13,470,509	1.71%
Wyoming
500,000	CAMPBELL CNTY WY SOL WST FACS REVENUE	7/15/2039	3.63	442,840	436,311
500,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2040	4.30	500,000	487,254
				942,840	923,565	0.12%
	Sub-total Municipal Bonds:			814,573,721	750,157,445	95.30%
Short-Term Investments:
14,315,320	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.23%(am)			14,315,320	14,315,320
	Sub-total Short-Term Investments:			14,315,320	14,315,320	1.82%
	Grand total			$862,660,992	792,446,866	100.67%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.

(c)	Security has converted to a fixed rate as of March 26, 2024, and will be going forward.
(d)	Security has converted to a fixed rate as of January 18, 2024, and will be going forward.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
(e)	Security has converted to a fixed rate as of January 15, 2025, and will be going forward.
(f)	Security has converted to a fixed rate as of February 26, 2025, and will be going forward.
(g)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(h)
Restricted security that has been deemed illiquid. At June 30, 2025, the value of these restricted illiquid securities amounted to $1,932,510 or
0.25% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 7.75%, 7/1/2050	8/12/20	$1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.75%, 7/1/2030	8/12/20	1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.00%, 7/1/2051	6/4/21	400,000
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/2035	12/2/15-1/21/16	1,235,125
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/2037	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 7.25%, 5/15/2026	12/16/13	559,270
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 8.13%, 5/15/2044	6/27/17-4/12/18	833,812
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 7/1/2056	3/26/18-3/8/22	92,616
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.75% , 7/1/2051	3/26/18	443,916
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 1.96%, 1/1/2067	3/26/18	704-5,754
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.32%, 1/1/2047	3/26/18	60-488
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.21%, 1/1/2048	3/26/18	53-485
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.11%, 1/1/2049	3/26/18	52-481
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.01%, 1/1/2050	3/26/18	50-474
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.92%, 1/1/2051	3/26/18	49-519
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.83%, 1/1/2052	3/26/18	64-516
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.75%, 1/1/2053	3/26/18	63-509
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.67%, 1/1/2054	3/26/18	61-505
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.60%, 1/1/2055	3/26/18	60-498
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
SECURITY	ACQUISITION DATE	ACQUISITION COST
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.53%, 1/1/2056	3/26/18	$59-491
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 1.55%, 1/1/2057	3/26/18	845
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.40%, 1/1/2058	3/26/18	63-481
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.35%, 1/1/2059	3/26/18	61-477
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.29%, 1/1/2060	3/26/18	60-473
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.24%, 1/1/2061	3/26/18	59-466
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.18%, 1/1/2062	3/26/18	58-463
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.14%, 1/1/2063	3/26/18	56-456
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.09%, 1/1/2064	3/26/18	55-452
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.04%, 1/1/2065	3/26/18	54-449
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.00%, 1/1/2066	3/26/18	58-442
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.47%, 1/1/2057	3/26/18	488
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.44%, 1/1/2046	3/26/18	495
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/2028	4/3/17	1,250,000
PUBLIC FIN AUTH WI REVENUE, 6.13%, 1/1/2033	8/16/18	988,170
SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE, 6.00%, 6/1/2031	6/16/21	1,000,000

(i)	Security has converted to a fixed rate as of December 14, 2023, and will be going forward.
(j)	For step bonds, the coupon rate disclosed is the current rate in effect.
(k)	Security has converted to a fixed rate as of October 10, 2024, and will be going forward.
(l)	Security has converted to a fixed rate as of May 30, 2025, and will be going forward.
(m)	Security has converted to a fixed rate as of January 22, 2025, and will be going forward.
(n)	Variable or floating rate security. Rate as of June 30, 2025 is disclosed.
(o)	Security has converted to a fixed rate as of September 1, 2007, and will be going forward.
(p)	Security has converted to a fixed rate as of December 16, 2022, and will be going forward.
(q)	Security has converted to a fixed rate as of May 22, 2025, and will be going forward.
(r)	Security has converted to a fixed rate as of April 24, 2023, and will be going forward.
(s)	Security has converted to a fixed rate as of February 15, 2023, and will be going forward.
(t)	Security has converted to a fixed rate as of June 15, 2023, and will be going forward.
(u)	Security has converted to a fixed rate as of October 16, 2024, and will be going forward.
(v)	Security has converted to a fixed rate as of December 18, 2024, and will be going forward.
(w)	Security has converted to a fixed rate as of December 6, 2024, and will be going forward.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
(x)	Security has converted to a fixed rate as of July 1, 2025, and will be going forward.
(y)	Security has converted to a fixed rate as of June 27, 2024, and will be going forward.
(z)	Zero coupon bond. Yield disclosed as of June 30, 2025.
(aa)	Security has converted to a fixed rate as of July 1, 2024, and will be going forward.
(ab)	Security has converted to a fixed rate as of April 1, 2024, and will be going forward.
(ac)	Security has converted to a fixed rate as of June 17, 2025, and will be going forward.
(ad)	Security has converted to a fixed rate as of December 12, 2024, and will be going forward.
(ae)	Security has converted to a fixed rate as of June 1, 2024, and will be going forward.
(af)	Security has converted to a fixed rate as of December 19, 2024, and will be going forward.
(ag)	Security has converted to a fixed rate as of August 3, 2023, and will be going forward.
(ah)	Security has converted to a fixed rate as of November 28, 2023, and will be going forward.
(ai)	Security has converted to a fixed rate as of July 21, 2023, and will be going forward.
(aj)	Security has converted to a fixed rate as of November 21, 2024, and will be going forward.
(ak)	The interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(al)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(am)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2024, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was
$13,211,177 with net purchases of $1,104,143 during the six months ended June 30, 2025.

At June 30, 2025, the Clearwater Tax-Exempt Bond Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
Ultra 10-Year U.S. Treasury Note	100	$(11,427)	Short	9/25	$(222)
					$(222)
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2025 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2025 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
10,590	ANZ GROUP HOLDINGS LTD.	$95,677	203,240
288	ASX LTD.	5,293	13,223
19,958	ATLASSIAN CORP., CLASS A(b)	3,209,659	4,053,270
17,400	BRAMBLES LTD.	64,294	268,201
971	COCHLEAR LTD.	35,893	191,988
11,330	COMMONWEALTH BANK OF AUSTRALIA	245,530	1,377,651
9,576	CSL LTD.	226,091	1,509,309
97,180	FORTESCUE LTD.	212,026	977,294
19,923	GOODMAN GROUP	57,689	448,966
45,008	HUB24 LTD.	622,835	2,641,395
7,819	MACQUARIE GROUP LTD.	175,414	1,177,062
44,772	NATIONAL AUSTRALIA BANK LTD.	551,214	1,159,809
26,749	NORTHERN STAR RESOURCES LTD.	133,395	326,570
16,999	RIO TINTO LTD.	533,452	1,198,559
20,500	SANTOS LTD.	45,732	103,349
5,884	SEEK LTD.	49,598	93,135
14,904	SONIC HEALTHCARE LTD.	146,085	262,785
57,859	SOUTH32 LTD.	37,235	110,813
1,322,005	STEADFAST GROUP LTD.	4,919,981	5,229,167
82,719	STOCKLAND	180,620	291,806
13,099	TRANSURBAN GROUP	36,728	120,523
12,261	TREASURY WINE ESTATES LTD.	49,081	63,023
8,635	WESFARMERS LTD.	249,487	481,645
		11,883,009	22,302,783	1.87%
Austria:
21,175	BAWAG GROUP A.G.(b)(c)	2,113,210	2,703,831
1,727	ERSTE GROUP BANK A.G.	28,884	147,081
391	STRABAG S.E. (BEARER)	8,563	37,169
		2,150,657	2,888,081	0.24%
Belgium:
7,120	AGEAS S.A./N.V.	106,907	480,995
49,440	GROUPE BRUXELLES LAMBERT N.V.	4,092,116	4,210,597
3,413	KBC GROUP N.V.	77,680	352,423
2,245	UCB S.A.	107,034	441,499
		4,383,737	5,485,514	0.46%
Brazil:
160,193	CI&T, INC., CLASS A(b)	2,077,078	956,352
210,400	EMBRAER S.A.	1,562,925	2,982,258
281,550	INTER & CO., INC.	1,616,640	2,091,916
407,047	NU HOLDINGS LTD., CLASS A(b)	4,149,517	5,584,685
		9,406,160	11,615,211	0.98%
Canada:
9,900	AGNICO EAGLE MINES LTD.	952,009	1,177,407
111,191	ALIMENTATION COUCHE-TARD, INC.	3,499,956	5,527,093
11,882	ALTAGAS LTD.	233,265	344,920
31,627	ATKINSREALIS GROUP, INC.	1,532,947	2,218,245
133,230	CANADIAN NATURAL RESOURCES LTD.	4,432,172	4,187,438
96,325	CANADIAN PACIFIC KANSAS CITY LTD.	2,504,995	7,635,683
13,725	CCL INDUSTRIES, INC., CLASS B	551,253	800,369
16,224	CENOVUS ENERGY, INC.	218,110	220,768
307	CONSTELLATION SOFTWARE, INC.	271,176	1,125,693
59,225	DEFINITY FINANCIAL CORP.	2,361,747	3,451,947
7,013	DOLLARAMA, INC.	130,283	988,129
10,842	EMERA, INC.	434,124	496,658
31,464	ENBRIDGE, INC.	1,268,219	1,425,948
332	FAIRFAX FINANCIAL HOLDINGS LTD.	109,228	599,270
3,196	IMPERIAL OIL LTD.	141,353	254,018
415	INTACT FINANCIAL CORP.	33,776	96,501
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	17,882
34,300	KINROSS GOLD CORP.	370,611	536,109
534,840	KNIGHT THERAPEUTICS, INC.(b)	2,089,400	2,289,787
2,635	LOBLAW COS. LTD.	101,823	435,861
921	LUMINE GROUP, INC.(b)	9,604	32,349
6,840	MAGNA INTERNATIONAL, INC.	246,877	264,408
3,000	METRO, INC.	54,328	235,660
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
19,328	NATIONAL BANK OF CANADA	$618,005	1,994,471
3,028	ONEX CORP.	138,833	249,267
7,809	PARKLAND CORP.	166,853	220,894
23,037	PEMBINA PIPELINE CORP.	732,001	864,118
2,253	POWER CORP. OF CANADA	51,403	88,002
133,902	PRAIRIESKY ROYALTY LTD.	2,200,187	2,322,574
368,823	REAL MATTERS, INC.(b)	1,783,973	1,505,897
1,306	RESTAURANT BRANDS INTERNATIONAL, INC.	72,310	86,575
4,906	ROYAL BANK OF CANADA	564,727	645,384
795	SHOPIFY, INC., CLASS A(b)	80,882	91,703
4,544	SHOPIFY, INC., CLASS A (TORONTO EXCHANGE)(b)	487,258	524,091
1,080	SOUTH BOW CORP.	22,447	27,983
227,563	SUNCOR ENERGY, INC.	6,155,098	8,524,317
20,043	TC ENERGY CORP.	836,876	977,898
1,400	TORONTO-DOMINION BANK (THE)	83,447	102,830
416	TRISURA GROUP LTD.(b)	490	13,527
23,677	WASTE CONNECTIONS, INC.	3,340,460	4,420,970
39,808	WHITECAP RESOURCES, INC.	251,893	267,482
		39,137,232	57,290,126	4.81%
China:
422,076	ALIBABA GROUP HOLDING LTD.	4,401,155	5,903,725
426,262	ANHUI CONCH CEMENT CO. LTD., CLASS H	2,038,672	1,083,853
2,369,500	MEITU, INC.(b)(c)	1,741,560	2,725,697
380,800	MEITUAN, CLASS B(b)(c)	9,366,858	6,078,286
88,900	TENCENT HOLDINGS LTD.	5,974,332	5,696,431
		23,522,577	21,487,992	1.80%
Denmark:
72,672	ALK-ABELLO A/S(b)	969,194	2,144,448
54	AP MOLLER - MAERSK A/S, CLASS A	48,600	99,751
65	AP MOLLER - MAERSK A/S, CLASS B	50,354	120,841
1,300	CARLSBERG A/S, CLASS B	50,752	184,191
1,500	COLOPLAST A/S, CLASS B	27,666	142,475
12,005	DANSKE BANK A/S	141,793	489,582
3,896	DEMANT A/S(b)	70,444	162,514
2,447	DSV A/S	121,246	588,014
1,214	NOVO NORDISK A/S ADR(d)	109,250	83,790
90,588	NOVO NORDISK A/S, CLASS B	5,658,073	6,287,347
2,460	NOVONESIS NOVOZYMES B	38,505	176,370
2,802	PANDORA A/S	27,668	491,940
2,450	ROCKWOOL A/S, CLASS B	37,155	114,653
		7,350,700	11,085,916	0.93%
Finland:
5,584	KESKO OYJ, CLASS B	30,705	137,736
3,256	KONE OYJ, CLASS B	35,674	214,322
21,225	NESTE OYJ	67,704	288,023
431,362	NOKIA OYJ	1,689,124	2,238,790
728,842	NOKIA OYJ ADR(d)	3,169,124	3,775,402
46,541	NORDEA BANK ABP	419,121	692,637
20,310	SAMPO OYJ, CLASS A	33,358	216,255
15,829	STORA ENSO OYJ (REGISTERED)	75,698	171,989
11,934	UPM-KYMMENE OYJ	99,929	325,575
1,849	VALMET OYJ	14,443	57,217
		5,634,880	8,117,946	0.68%
France:
194	AIR LIQUIDE S.A.	31,267	40,023
6,167	AIRBUS S.E.	78,207	1,287,691
34,240	ALSTOM S.A.(b)	737,314	798,594
96,293	ALTEN S.A.	8,515,670	8,444,741
19,636	AXA S.A.	234,788	963,837
13,889	BNP PARIBAS S.A.	652,763	1,248,637
26,699	CAPGEMINI S.E.	4,136,131	4,561,836
10,899	CIE DE SAINT-GOBAIN	236,481	1,279,226
8,124	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	78,557	301,827
43,315	CREDIT AGRICOLE S.A.	349,095	819,683
187,455	DANONE S.A.	11,700,666	15,315,564
1,697	EDENRED	24,660	52,553
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
591	ESSILORLUXOTTICA S.A.	$53,785	162,347
2,068	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	286,293	567,345
2,901	EURAZEO S.E.	76,265	206,913
30,068	EXAIL TECHNOLOGIES S.A.(b)	2,306,804	3,506,442
55,071	EXOSENS SAS	1,189,644	2,617,540
6,524	GETLINK S.E.	50,218	125,956
376	HERMES INTERNATIONAL S.C.A.	464,612	1,018,248
671	KLEPIERRE S.A.	8,398	26,431
4,175	L'OREAL S.A.	331,309	1,785,705
3,788	LVMH MOET HENNESSY LOUIS VUITTON S.E.	267,174	1,983,839
2,260	PERNOD RICARD S.A.	123,838	225,219
63,780	PLANISWARE S.A.	1,871,234	1,780,573
204,362	PLUXEE N.V.	4,975,538	4,451,065
1,591	PUBLICIS GROUPE S.A.	77,950	179,316
2,858	RENAULT S.A.	56,206	131,734
64,095	SAFRAN S.A.	8,619,645	20,830,646
278	SCHNEIDER ELECTRIC S.E.	8,838	73,918
6,658	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	242,283	1,770,902
14,443	SOCIETE GENERALE S.A.	201,715	825,988
4,719	SODEXO S.A.(b)	304,678	290,167
7,150	SODEXO S.A.(b)	475,096	439,646
53,210	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	3,399,606	3,271,829
1,413	THALES S.A.	81,763	415,445
3,356	TOTALENERGIES S.E. ADR(d)	162,089	206,025
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	481,544
6,739	VINCI S.A.	270,019	993,070
		52,824,374	83,482,065	7.00%
Germany:
1,793	ADIDAS A.G.	58,332	418,083
6,258	ALLIANZ S.E. (REGISTERED)	530,060	2,536,572
89,601	AUTO1 GROUP S.E.(b)(c)	2,247,232	2,887,725
828	BEIERSDORF A.G.	35,556	103,972
124,681	BRENNTAG S.E.	8,358,189	8,253,981
21,965	CTS EVENTIM A.G. & CO. KGAA	2,066,552	2,727,085
5,205	DAIMLER TRUCK HOLDING A.G.	126,102	246,292
18,200	DEUTSCHE BOERSE A.G.	5,640,033	5,936,374
17,828	DEUTSCHE POST A.G.	210,542	823,429
17,468	DEUTSCHE TELEKOM A.G. (REGISTERED)	246,334	637,252
55,214	FRESENIUS MEDICAL CARE A.G.	3,541,687	3,164,164
6,137	FRESENIUS S.E. & CO. KGAA	142,558	308,537
2,246	HANNOVER RUECK S.E.	94,321	706,925
4,440	HEIDELBERG MATERIALS A.G.	183,098	1,043,143
20,563	INFINEON TECHNOLOGIES A.G.	112,405	874,784
1,916	KION GROUP A.G.	36,282	106,618
2,159	MERCK KGAA	96,589	279,751
2,674	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	327,080	1,734,301
30,121	RENK GROUP A.G.	1,524,561	2,407,743
3,130	RHEINMETALL A.G.	4,201,985	6,625,510
3,230	RWE A.G.	68,611	134,803
44,852	SAP S.E.	11,232,802	13,638,947
45,774	SCOUT24 S.E.(c)	2,886,123	6,313,972
12,193	SIEMENS A.G. (REGISTERED)	724,684	3,126,052
159,601	SIEMENS ENERGY A.G.(b)	7,382,733	18,435,477
		52,074,451	83,471,492	7.00%
Greece:
539,280	PIRAEUS FINANCIAL HOLDINGS S.A.	3,168,209	3,736,511
		3,168,209	3,736,511	0.31%
Hong Kong:
176,800	AIA GROUP LTD.	567,870	1,585,580
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	199,823
44,544	CK ASSET HOLDINGS LTD.	117,686	196,335
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	79,911
25,331	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	88,579
15,246,670	IMPRO PRECISION INDUSTRIES LTD.(c)	4,081,727	5,729,677
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont'd):
40,500	LINK REIT	$84,196	216,173
16,500	MTR CORP. LTD.	38,268	59,274
58,850	NETEASE CLOUD MUSIC, INC.(b)(c)	1,014,502	1,806,744
49,500	SWIRE PACIFIC LTD., CLASS A	316,208	424,063
7,000	TECHTRONIC INDUSTRIES CO. LTD.	44,938	76,956
		6,413,009	10,463,115	0.88%
India:
103,469	CARE RATINGS LTD.	1,483,957	2,157,454
59,939	CARTRADE TECH LTD.(b)	1,208,424	1,188,646
553,539	FEDERAL BANK LTD.	1,311,701	1,375,586
471,620	HCL TECHNOLOGIES LTD.	3,952,569	9,506,091
196,801	ICICI BANK LTD. ADR(d)	4,423,774	6,620,386
701,195	INDIAN ENERGY EXCHANGE LTD.(c)	1,622,429	1,578,915
64,553	MUTHOOT MICROFIN LTD.(b)	199,196	108,007
53,940	POLY MEDICURE LTD.	1,588,971	1,398,565
205,990	TRIVENI TURBINE LTD.	1,356,304	1,471,065
		17,147,325	25,404,715	2.13%
Indonesia:
12,041,900	BANK SYARIAH INDONESIA TBK PT	1,799,040	1,913,650
35,288,900	MITRA ADIPERKASA TBK PT	2,904,860	2,564,884
		4,703,900	4,478,534	0.38%
Ireland:
3,568	DCC PLC	188,706	231,559
96,653	EXPERIAN PLC	1,565,094	4,977,806
9,285,265	GLENVEAGH PROPERTIES PLC(b)(c)	16,292,269	18,768,885
68,459	ICON PLC(b)	10,778,900	9,957,362
920	KERRY GROUP PLC, CLASS A	50,283	101,598
6,141	PERMANENT TSB GROUP HOLDINGS PLC(b)	11,769	14,323
205,032	RYANAIR HOLDINGS PLC	4,980,913	5,801,250
		33,867,934	39,852,783	3.34%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	933,166
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	1,892,693
21,777	MONDAY.COM LTD.(b)	4,873,101	6,848,431
14,242	WIX.COM LTD.(b)	2,305,604	2,256,787
		7,883,714	11,931,077	1.00%
Italy:
25,272	BANCA MEDIOLANUM S.P.A.	87,322	435,225
52,790	BUZZI S.P.A.	2,302,688	2,926,378
37,920	ENEL S.P.A.	178,324	359,844
11,880	FERRARI N.V.	1,597,588	5,822,923
2,133	IVECO GROUP N.V.	4,835	41,960
10,070	LEONARDO S.P.A.	50,331	566,764
160,990	LOTTOMATICA GROUP S.P.A.	2,082,716	4,467,876
26,034	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	197,490	605,209
22,228	SESA S.P.A.	1,509,512	2,255,706
34,652	TERNA - RETE ELETTRICA NAZIONALE	130,368	356,181
61,398	UNICREDIT S.P.A.	646,692	4,115,946
		8,787,866	21,954,012	1.84%
Japan:
6,900	AISIN CORP.	37,584	88,499
30,000	AJINOMOTO CO., INC.	116,767	814,347
16,500	ASAHI GROUP HOLDINGS LTD.	83,346	220,852
13,000	ASAHI KASEI CORP.	46,220	92,712
29,000	ASTELLAS PHARMA, INC.	179,918	285,257
4,500	BANDAI NAMCO HOLDINGS, INC.	14,652	161,588
13,800	BRIDGESTONE CORP.	205,726	565,397
5,100	BROTHER INDUSTRIES LTD.	37,706	88,220
32,500	CHIBA BANK (THE) LTD.	178,628	301,179
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	705,444
55,900	CONCORDIA FINANCIAL GROUP LTD.	180,730	363,803
29,100	DAIICHI SANKYO CO. LTD.	150,922	679,987
19,700	DAIKIN INDUSTRIES LTD.	2,138,045	2,329,034
7,400	DAIWA HOUSE INDUSTRY CO. LTD.	74,451	254,572
32,800	DENSO CORP.	185,234	444,265
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
3,300	FAST RETAILING CO. LTD.	$136,395	1,134,794
26,100	FUJIFILM HOLDINGS CORP.	163,215	569,468
66,800	FUJIKURA LTD.	2,386,903	3,511,981
18,500	FUJITSU LTD.	70,423	451,564
68,100	HITACHI LTD.	207,228	1,988,546
5,300	HOYA CORP.	112,594	631,377
29,700	IHI CORP.	2,003,313	3,225,638
119,800	INTEGRAL CORP.(e)	1,855,448	2,657,970
18,200	ITOCHU CORP.	192,005	954,961
3,500	KAJIMA CORP.	15,004	91,459
421,311	KANSAI PAINT CO. LTD.	5,719,867	5,785,511
59,524	KDDI CORP.	238,488	1,025,100
7,200	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	67,573
3,924	KEYENCE CORP.	180,512	1,576,085
30,000	KIKKOMAN CORP.	52,867	278,740
2,300	KONAMI GROUP CORP.	50,313	364,394
13,000	KUBOTA CORP.	71,606	146,425
117,800	LIFEDRINK CO., INC.	1,591,531	1,732,581
279,800	LION CORP.	3,093,313	2,895,052
6,600	MARUBENI CORP.	63,546	133,508
8,800	MARUWA CO. LTD.	2,332,896	2,526,246
52,500	MITSUBISHI CORP.	230,376	1,052,880
12,900	MITSUBISHI HC CAPITAL, INC.	33,945	95,000
525,800	MITSUBISHI HEAVY INDUSTRIES LTD.	6,170,349	13,181,056
16,900	MITSUBISHI UFJ FINANCIAL GROUP, INC.	198,148	232,719
28,000	MITSUI & CO. LTD.	128,045	573,008
69,800	MONEY FORWARD, INC.(b)	2,434,932	2,377,480
22,500	MURATA MANUFACTURING CO. LTD.	101,583	336,551
22,500	NEC CORP.	151,340	659,196
12,000	NIDEC CORP.	70,097	233,742
105,500	NINTENDO CO. LTD.	5,988,016	10,168,675
9,300	NIPPON YUSEN K.K.	39,009	335,047
3,000	NITERRA CO. LTD.	28,359	99,997
2,100	NITORI HOLDINGS CO. LTD.	65,914	202,993
16,000	NITTO DENKO CORP.	77,639	310,156
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	393,592
760,000	NTT, INC.	342,697	812,750
207,100	OLYMPUS CORP.	2,495,914	2,466,418
24,000	ORIENTAL LAND CO. LTD.	113,097	553,981
148,900	RAKUS CO. LTD.	1,822,352	2,395,242
30,000	RAKUTEN BANK LTD.(b)	1,529,703	1,378,077
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	142,245
45,300	RESONA HOLDINGS, INC.	172,185	419,010
315,700	SATO CORP.	4,449,139	4,525,160
13,620	SBI HOLDINGS, INC.	110,355	475,738
2,400	SECOM CO. LTD.	44,072	86,380
12,700	SEKISUI CHEMICAL CO. LTD.	64,585	230,356
6,000	SEKISUI HOUSE LTD.	44,394	132,620
171,792	SEVEN & I HOLDINGS CO. LTD.	2,013,360	2,771,243
185,300	SHIFT, INC.(b)	2,286,521	2,249,258
4,000	SHIMADZU CORP.	25,419	99,219
1,500	SHIMANO, INC.	58,204	217,753
30,400	SHIN-ETSU CHEMICAL CO. LTD.	294,047	1,007,387
12,000	SHIONOGI & CO. LTD.	67,679	216,159
600	SMC CORP.	57,789	216,826
33,400	SOFTBANK GROUP CORP.	327,708	2,438,811
800	SOMPO HOLDINGS, INC.	5,392	24,138
5,700	SUBARU CORP.	26,572	99,568
13,500	SUMITOMO CORP.	177,033	349,582
1,600	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	36,088	61,853
23,200	SUZUKI MOTOR CORP.	104,611	280,807
7,800	SYSMEX CORP.	51,707	136,170
2,200	TAISEI CORP.	19,821	128,329
18,000	TDK CORP.	62,321	211,930
23,200	TERUMO CORP.	117,165	426,930
329,945	TIMEE, INC.(b)	3,125,224	4,719,883
18,400	TOKIO MARINE HOLDINGS, INC.	144,365	780,823
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
8,600	TOKYO ELECTRON LTD.	$114,327	1,653,054
8,200	TOKYO GAS CO. LTD.	148,002	272,868
1,000	TOYO SUISAN KAISHA LTD.	25,714	66,560
4,000	TOYOTA INDUSTRIES CORP.	101,266	452,762
26,600	TOYOTA MOTOR CORP.	467,809	460,496
5,100	TOYOTA TSUSHO CORP.	14,142	115,773
13,500	UNICHARM CORP.	30,008	97,543
1,600	USS CO. LTD.	3,505	17,649
2,600	YAKULT HONSHA CO. LTD.	22,252	48,974
13,800	YAMAHA MOTOR CO. LTD.	46,377	103,448
348,531	ZUKEN, INC.	10,890,399	12,972,648
		72,118,135	115,712,642	9.71%
Lithuania:
1,001,752	BALTIC CLASSIFIEDS GROUP PLC	2,366,905	5,128,955
		2,366,905	5,128,955	0.43%
Mexico:
80,829	GRUMA S.A.B. DE C.V., CLASS B	908,404	1,394,655
137,062	GRUPO AEROPORTUARIO DEL CENTRO NORTE S.A.B. DE C.V.	1,247,582	1,800,516
42,286	VISTA ENERGY S.A.B. DE C.V. ADR(b)(d)	2,155,821	2,021,694
		4,311,807	5,216,865	0.44%
Netherlands:
4,308	ADYEN N.V.(b)(c)	4,926,419	7,908,271
459	AKZO NOBEL N.V.	18,664	32,116
9,103	ASM INTERNATIONAL N.V.	2,640,532	5,826,813
1,853	ASML HOLDING N.V.	1,322,475	1,479,026
8,857	ASML HOLDING N.V. (REGISTERED)	1,699,472	7,097,911
19,986	BE SEMICONDUCTOR INDUSTRIES N.V.	2,226,469	2,991,076
3,610	EXOR N.V.	90,616	364,005
39	FERROVIAL S.E.	588	2,079
980	HEINEKEN HOLDING N.V.	24,979	73,015
2,822	HEINEKEN N.V.	79,167	246,055
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	738,325
65,970	KONINKLIJKE KPN N.V.	190,999	321,406
483,274	KONINKLIJKE PHILIPS N.V.	10,650,583	11,618,855
54,703	NEBIUS GROUP N.V.(b)	2,008,791	3,026,717
2,587	PROSUS N.V.(b)	61,381	144,658
209	RANDSTAD N.V.	4,033	9,651
17,239	REDCARE PHARMACY N.V.(b)(c)	2,595,849	1,901,721
293,284	SIGNIFY N.V.(c)	6,688,828	7,938,991
145,630	UNIVERSAL MUSIC GROUP N.V.	3,472,177	4,714,053
6,193	WOLTERS KLUWER N.V.	101,075	1,035,532
		39,006,478	57,470,276	4.82%
Norway:
30,933	AKER BP ASA	1,041,758	791,171
12,068	DNB BANK ASA	82,736	333,566
23,955	NORSK HYDRO ASA	48,328	136,751
43,857	PROTECTOR FORSIKRING ASA	1,701,187	1,866,644
1,456,173	SPIR GROUP ASA(b)	1,134,596	1,349,352
66,788	VEND MARKETPLACES ASA	2,009,102	2,352,297
2,400	YARA INTERNATIONAL ASA	55,523	88,576
		6,073,230	6,918,357	0.58%
Poland:
167,670	INPOST S.A.(b)	2,423,831	2,784,847
		2,423,831	2,784,847	0.24%
Portugal:
20,567	EDP S.A.	48,529	89,203
14,452	GALP ENERGIA SGPS S.A.	143,129	265,060
		191,658	354,263	0.03%
Russia:
25,740,000	RUSHYDRO PJSC(b)(e)(f)	218,665	-
		218,665	-	0.00%
Singapore:
5,000	CITY DEVELOPMENTS LTD.	23,356	20,409
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Singapore (Cont'd):
31,020	DBS GROUP HOLDINGS LTD.	$158,529	1,095,641
39,200	KEPPEL LTD.	150,880	228,757
13,480	KEPPEL REIT	5,756	9,382
5,200	OVERSEA-CHINESE BANKING CORP. LTD.	43,484	66,702
93,603	SEA LTD. ADR(b)(d)	6,954,238	14,970,864
51,700	SINGAPORE AIRLINES LTD.	194,072	283,405
4,600	UNITED OVERSEAS BANK LTD.	26,071	130,240
		7,556,386	16,805,400	1.41%
South Africa:
581,685	FAMOUS BRANDS LTD.	1,996,242	2,060,109
431,010	OUTSURANCE GROUP LTD.	1,489,430	1,906,998
5,284	THUNGELA RESOURCES LTD.	1,910	25,132
5,407	VALTERRA PLATINUM LTD.	207,271	237,501
		3,694,853	4,229,740	0.36%
South Korea:
14,133	APR CORP.(b)	1,394,932	1,614,781
11,109	HD HYUNDAI MARINE SOLUTION CO. LTD.	1,335,976	1,691,538
16,986	HYUNDAI ROTEM CO. LTD.	1,710,153	2,473,139
14,975	NAVER CORP.	1,774,757	2,912,669
12,327	SAMSUNG C&T CORP.	1,343,235	1,474,198
279,056	SAMSUNG ELECTRONICS CO. LTD.	10,855,450	12,364,811
1,465	SAMYANG FOODS CO. LTD.	1,381,070	1,514,282
202,913	VITZROCELL CO. LTD.	3,930,487	4,247,401
		23,726,060	28,292,819	2.37%
Spain:
1,260	ACCIONA S.A.	78,312	226,788
5,734	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	128,832	398,170
5,299	AMADEUS IT GROUP S.A.	128,321	446,175
51,052	BANCO SANTANDER S.A.	144,309	422,581
60,498	CAIXABANK S.A.	164,674	524,073
71,017	IBERDROLA S.A.	447,037	1,362,731
12,493	INDUSTRIA DE DISENO TEXTIL S.A.	239,195	650,159
10,622	NATURGY ENERGY GROUP S.A.	164,427	337,829
119,438	PUIG BRANDS S.A., CLASS B	2,304,416	2,357,998
3,164	REDEIA CORP. S.A.	28,806	67,646
20,840	REPSOL S.A.	149,937	305,260
		3,978,266	7,099,410	0.60%
Sweden:
2,065	ALLEIMA AB	1,539	16,315
322,307	APOTEA SVERIGE AB(b)	1,709,726	3,004,733
22,200	ASSA ABLOY AB, CLASS B	89,466	692,687
38,416	ATLAS COPCO AB, CLASS A	61,494	620,648
15,920	ATLAS COPCO AB, CLASS B	22,691	226,241
61,101	BONESUPPORT HOLDING AB(b)(c)	1,651,877	1,808,314
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B	16,773	53,120
9,604	EPIROC AB, CLASS A	18,146	208,507
4,000	EPIROC AB, CLASS B	7,248	76,525
8,600	ESSITY AB, CLASS B	62,137	238,159
68,701	HEMNET GROUP AB	2,003,734	2,008,551
25,557	HEXAGON AB, CLASS B	56,077	257,058
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	298,688
43,812	INVESTOR AB, CLASS B	150,033	1,295,480
38,413	MIPS AB	1,717,618	1,799,474
90,915	RAYSEARCH LABORATORIES AB	2,300,434	3,219,200
1,190	SANDVIK AB	6,636	27,282
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	614,895
2,634	SKANSKA AB, CLASS B	22,223	61,306
18,653	SPOTIFY TECHNOLOGY S.A.(b)	5,758,944	14,313,193
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	111,808
12,497	SVENSKA HANDELSBANKEN AB, CLASS A	60,798	167,029
12,741	SWEDBANK AB, CLASS A	176,972	337,348
322,296	TRUECALLER AB, CLASS B	1,946,565	2,285,836
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
15,300	VOLVO AB, CLASS B	$78,992	429,200
		18,161,711	34,171,597	2.87%
Switzerland:
212,943	ABB LTD. (REGISTERED)	4,262,629	12,696,872
384	AVOLTA A.G.(b)	8,927	20,820
458	BALOISE HOLDING A.G. (REGISTERED)	24,668	108,057
4,564	BARRY CALLEBAUT A.G. (REGISTERED)(e)	6,294,767	4,969,810
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	572,059
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	499,842
41,298	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	2,901,214	7,778,671
23,513	DSM-FIRMENICH A.G.	1,985,424	2,499,944
39,581	GARMIN LTD.	4,576,530	8,261,346
140	GIVAUDAN S.A. (REGISTERED)	76,496	677,724
71,632	HOLCIM A.G.(b)	1,798,039	5,317,443
3,711	JULIUS BAER GROUP LTD.	74,659	250,877
57,965	KUROS BIOSCIENCES A.G. (REGISTERED)(b)	1,879,358	1,988,540
897	LONZA GROUP A.G. (REGISTERED)	50,452	638,736
187,268	MEDMIX A.G.(c)	2,517,746	2,851,090
37,330	NESTLE S.A. (REGISTERED)	1,197,354	3,708,770
121,626	NOVARTIS A.G. (REGISTERED)	9,465,899	14,741,663
11,183	ROCHE HOLDING A.G.	1,437,730	3,641,927
773	SANDOZ GROUP A.G. ADR(d)	16,416	42,256
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	280,705
367	SGS S.A. (REGISTERED)	14,320	37,234
3,517	SIKA A.G. (REGISTERED)	117,252	954,769
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	389,705
635	SULZER A.G. (REGISTERED)	20,376	114,603
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	751,568
40,576	U-BLOX HOLDING A.G.(b)	3,002,979	5,088,301
466,064	UBS GROUP A.G. (REGISTERED)	9,508,290	15,771,401
2,062	ZURICH INSURANCE GROUP A.G.	320,760	1,441,282
		51,896,988	96,096,015	8.06%
Taiwan:
262,000	E INK HOLDINGS, INC.	1,889,027	1,982,131
40,000	JENTECH PRECISION INDUSTRIAL CO. LTD.	1,248,385	2,067,643
390,000	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD.	10,167,833	14,151,719
		13,305,245	18,201,493	1.53%
United Arab Emirates:
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(b)(f)	21,771	-
		21,771	-	0.00%
United Kingdom:
198,880	3I GROUP PLC	6,834,801	11,247,297
2,834	ADMIRAL GROUP PLC	35,119	127,206
1,927,022	ADVANCEDADVT LTD.(b)	3,544,862	4,364,459
382,519	ALLFUNDS GROUP PLC	1,977,999	2,928,824
46,545	ANGLO AMERICAN PLC	409,091	1,373,635
11,700	AON PLC, CLASS A	2,287,180	4,174,092
6,043	ASHTEAD GROUP PLC	268,033	387,290
301,833	ASHTEAD TECHNOLOGY HOLDINGS PLC	2,947,809	1,833,327
228,649	ASSOCIATED BRITISH FOODS PLC	5,778,068	6,459,137
40,726	ASTRAZENECA PLC	5,187,285	5,657,338
29,537	ASTRAZENECA PLC ADR(d)	1,660,753	2,064,045
301,527	BABCOCK INTERNATIONAL GROUP PLC	2,233,440	4,751,469
583,279	BAE SYSTEMS PLC	8,090,516	15,104,035
15,447	BARRATT REDROW PLC	84,854	96,666
68,205	BERKELEY GROUP HOLDINGS PLC	3,800,310	3,613,794
5,069	BUNZL PLC	39,524	161,425
8,193	BURBERRY GROUP PLC(b)	40,501	132,929
10,667	CNH INDUSTRIAL N.V.	32,275	139,222
222,270	CNH INDUSTRIAL N.V. (BORSA ITALIANA EXCHANGE)	2,210,158	2,880,619
431,397	COMPASS GROUP PLC	7,215,779	14,608,516
43,225	CRANSWICK PLC	2,612,408	3,174,305
338,074	DIAGEO PLC	9,247,274	8,482,967
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
30,752	DIPLOMA PLC	$924,604	2,063,310
2,577,005	ELEMENTIS PLC	5,019,076	5,659,722
2,395,924	ESSENTRA PLC	3,417,375	3,518,979
30,000	FD TECHNOLOGIES PLC(b)	710,216	1,004,780
1,421,945	FDM GROUP HOLDINGS PLC	4,460,404	4,167,163
5,927	GAMES WORKSHOP GROUP PLC	457,895	1,319,610
45,889	GENUS PLC	1,286,120	1,288,136
76,081	HSBC HOLDINGS PLC	641,481	920,887
1,116,793	IDOX PLC	867,891	1,011,757
25,000	INFORMA PLC	150,330	276,520
1,567	INTERTEK GROUP PLC	73,290	101,955
16,957,926	IQE PLC(b)	3,143,881	2,397,562
216,546	J SAINSBURY PLC	440,212	861,407
1,165,670	KINGFISHER PLC	3,401,950	4,652,966
6,921,771	LLOYDS BANKING GROUP PLC	4,259,893	7,287,397
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	880,267
300,682	LSL PROPERTY SERVICES PLC	1,026,502	1,308,358
3,267,476	M&C SAATCHI PLC	7,487,983	8,678,671
9,085	M&G PLC	16,194	32,049
52,812	MAREX GROUP PLC	2,433,729	2,084,490
458,794	MELROSE INDUSTRIES PLC	3,335,855	3,342,785
30,507	NATIONAL GRID PLC	382,627	444,508
1	NATWEST GROUP PLC	-	7
2,141	NEXT PLC	36,699	365,592
270,651	PEARSON PLC	3,086,335	3,980,720
268,670	PETS AT HOME GROUP PLC	789,150	966,229
8,289	RECKITT BENCKISER GROUP PLC	303,157	563,775
9,953	RELX PLC	68,808	538,372
153,139	RELX PLC (LONDON EXCHANGE)	1,816,294	8,275,820
109,546	RENTOKIL INITIAL PLC	512,017	529,447
1,207,339	ROLLS-ROYCE HOLDINGS PLC	7,832,581	16,035,589
2,262,271	SABRE INSURANCE GROUP PLC(c)	3,733,997	4,589,643
24,928	SAGE GROUP (THE) PLC	108,477	427,889
16,135	SEGRO PLC	67,053	150,516
4,954	SEVERN TRENT PLC	76,220	185,915
11,396	SHELL PLC	346,329	399,437
7,350	SHELL PLC ADR(d)	389,109	517,513
199,472	ST. JAMES'S PLACE PLC	2,163,236	3,241,854
108,800	STANDARD CHARTERED PLC	699,097	1,802,586
841,844	TRUSTPILOT GROUP PLC(b)(c)	2,467,952	2,798,760
237,048	UNILEVER PLC	12,343,874	14,398,240
8,137	UNITED UTILITIES GROUP PLC	56,989	127,497
2,756	WHITBREAD PLC	54,937	106,795
24,128	WILLIS TOWERS WATSON PLC	5,541,013	7,395,232
		153,038,666	214,463,304	17.99%
United States:
71,632	AMRIZE LTD.(b)	1,740,620	3,573,249
226,158	ARCH CAPITAL GROUP LTD.	8,904,804	20,591,686
274,745	COUPANG, INC.(b)	5,241,822	8,231,360
2,158	FLUTTER ENTERTAINMENT PLC(b)	240,212	611,394
106,288	FRESHWORKS, INC., CLASS A(b)	1,935,148	1,584,754
129,725	LIFE360, INC. - CDI(b)(c)	1,559,037	2,747,481
11,568	LINDE PLC	3,878,701	5,427,474
312,700	LUXFER HOLDINGS PLC	4,411,130	3,808,686
67,824	PHILIP MORRIS INTERNATIONAL, INC.	11,489,798	12,352,785
94,502	SENSATA TECHNOLOGIES HOLDING PLC	4,407,746	2,845,455
11,962	STERIS PLC	1,791,079	2,873,512
		45,600,097	64,647,836	5.42%
Uruguay:
2,931	MERCADOLIBRE, INC.(b)	3,806,568	7,660,550
		3,806,568	7,660,550	0.64%
Vietnam:
369,884	FPT CORP.	974,828	1,673,792
		974,828	1,673,792	0.14%
	Sub-total Common Stocks:	742,811,882	1,111,976,034	93.29%
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Preferred Stocks:
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 5.91%(g)	$49,612	125,954
		49,612	125,954	0.01%
South Korea:
89,794	SAMSUNG ELECTRONICS CO. LTD., 2.86%(g)	3,654,192	3,293,422
		3,654,192	3,293,422	0.28%
	Sub-total Preferred Stocks:	3,703,804	3,419,376	0.29%
Warrants:
Canada:
307	CONSTELLATION SOFTWARE, INC.(b)(f)	-	-
		-	-	0.00%
	Sub-total Warrants:	-	-	0.00%
Convertible Bonds:
United Kingdom:
2,053,408	IQE PLC, 14.79%, 3/13/2026(h)	2,355,608	2,577,056
		2,355,608	2,577,056	0.21%
	Sub-total Convertible Bonds:	2,355,608	2,577,056	0.21%
Short-Term Investments:
8,104,664	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(i)	8,104,664	8,104,664
64,147,546	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.23%(j)	64,147,546	64,147,546
	Sub-total Short-Term Investments:	72,252,210	72,252,210	6.06%
	Grand total	$821,123,504	1,190,224,676	99.85%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.54% of net assets as of June 30, 2025.
(e)	Security is either wholly or partially on loan.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	Zero coupon bond. Yield disclosed as of June 30, 2025.
(i)	Investment relates to cash collateral received from portfolio securities loaned.
(j)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2024, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $52,980,892
with net purchases of $11,166,654 during the six months ended June 30, 2025.

At June 30, 2025, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	26.19%
British Pound	18.39
United States Dollar	17.43
Japanese Yen	10.35
Swiss Franc	7.95
Other currencies	19.69
100.00%

See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2025 (unaudited)
		Contract Amount
Counterparty	Contract Settlement Date						Receive	Unrealized Appreciation (Depreciation)
Northern Trust	01/28/2026	USD	8,263,848	CNH	58,939,619	$101,884
Northern Trust	01/28/2026	CNH	100,517,313	USD	14,082,161	$(184,997)
						$(83,113)
See accompanying notes to financial statements.

(Continued)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(unaudited)
Not applicable.

Proxy Disclosures for Open-End Management Investment Companies
(unaudited)
Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
(unaudited)
Under its management contract with each Fund, CMC is responsible for paying directly or reimbursing the Funds for expenses, with certain exceptions. Expenses borne by CMC include trustee and officer compensation. Additional information related to such compensation is available in the Funds’ Statement of Additional Information.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)
Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 16. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on the principal executive officer and principal financial officer’s evaluation of these controls and procedures, as required by Rule 30a-3(b) under the 1940 Act, as of a date within 90 days of the filing date of this document.

(b) There have been no significant changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date: August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date: August 25, 2025

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date: August 25, 2025